                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: June 30, 2006
                          ------------------------

Item 1. Reports to Stockholders

        Anchor Series Trust, Semiannual Report at June 30, 2006.

                              ANCHOR SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JUNE 30, 2006

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    5
                        Government and Quality Bond Portfolio.......................    8
                        Asset Allocation Portfolio..................................   17
                        Growth and Income Portfolio.................................   32
                        Growth Portfolio............................................   36
                        Capital Appreciation Portfolio..............................   41
                        Natural Resources Portfolio.................................   46
                        Multi-Asset Portfolio.......................................   49
                        Strategic Multi-Asset Portfolio.............................   56
                        Statement of Assets and Liabilities.........................   66
                        Statement of Operations.....................................   68
                        Statement of Changes in Net Assets..........................   70
                        Notes to Financial Statements...............................   74
                        Financial Highlights........................................   86
                        Trustee and Officer Information.............................   90

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

                  The following report contains the investment portfolio
                information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2006. The report may also contain information on portfolios not currently available in your variable contract.

                  We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                financial future, and we look forward to reporting to you once again in six months.

                Sincerely,

                -s- JAY S. WINTROB

                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                August 8, 2006

                ----------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                                JUNE 30, 2006
                                                                     (UNAUDITED)

    DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

    As a shareholder of a Portfolio in the Anchor Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2006 and held until June 30, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

    ACTUAL EXPENSES

    The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2006" column and the "Expense Ratio as of June 30, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2006" would have been higher and the "Ending Account Value" would have been lower.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2006" column and the "Expense Ratio as of June 30, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2006" would have been higher and the "Ending Account Value" would have been lower.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2006
                                                                     (UNAUDITED)

                                                            ACTUAL                                HYPOTHETICAL
                                        ----------------------------------------------   ------------------------------
                                        BEGINNING                                        BEGINNING     ENDING ACCOUNT
                                         ACCOUNT      ENDING ACCOUNT    EXPENSES PAID     ACCOUNT       VALUE USING A
                                         VALUE AT      VALUE USING      DURING THE SIX    VALUE AT     HYPOTHETICAL 5%
                                        JANUARY 1,   ACTUAL RETURN AT    MONTHS ENDED    JANUARY 1,    ASSUMED RETURN
      PORTFOLIO                            2006       JUNE 30, 2006     JUNE 30, 2006*      2006      AT JUNE 30, 2006
      ---------                         ----------   ----------------   --------------   ----------   -----------------
      Money Market Class 1............  $1,000.00       $1,018.56           $5.05        $1,000.00        $1,019.79
      Government and Quality Bond
        Class 1.......................  $1,000.00       $  987.82           $2.96        $1,000.00        $1,021.82
        Class 2.......................  $1,000.00       $  987.14           $3.70        $1,000.00        $1,021.08
        Class 3.......................  $1,000.00       $  986.44           $4.19        $1,000.00        $1,020.58
      Asset Allocation@
        Class 1.......................  $1,000.00       $1,019.35           $3.35        $1,000.00        $1,021.47
        Class 2.......................  $1,000.00       $1,018.04           $4.10        $1,000.00        $1,020.73
        Class 3.......................  $1,000.00       $1,017.39           $4.60        $1,000.00        $1,020.23
      Growth and Income@
        Class 1.......................  $1,000.00       $1,010.75           $5.23        $1,000.00        $1,019.59
      Growth@
        Class 1.......................  $1,000.00       $1,024.12           $3.51        $1,000.00        $1,021.32
        Class 2.......................  $1,000.00       $1,023.08           $4.26        $1,000.00        $1,020.58
        Class 3.......................  $1,000.00       $1,022.75           $4.76        $1,000.00        $1,020.08
      Capital Appreciation@
        Class 1.......................  $1,000.00       $1,023.64           $3.76        $1,000.00        $1,021.08
        Class 2.......................  $1,000.00       $1,022.95           $4.51        $1,000.00        $1,020.33
        Class 3.......................  $1,000.00       $1,022.17           $5.01        $1,000.00        $1,019.84
      Natural Resources@
        Class 1.......................  $1,000.00       $1,180.43           $4.33        $1,000.00        $1,020.83
        Class 2.......................  $1,000.00       $1,179.42           $5.13        $1,000.00        $1,020.08
        Class 3.......................  $1,000.00       $1,178.83           $5.67        $1,000.00        $1,019.59
      Multi-Asset@
        Class 1.......................  $1,000.00       $1,001.31           $5.81        $1,000.00        $1,018.99
      Strategic Multi-Asset@
        Class 1.......................  $1,000.00       $1,025.29           $6.83        $1,000.00        $1,018.05

                                         HYPOTHETICAL
                                        --------------

                                        EXPENSES PAID      EXPENSE
                                        DURING THE SIX   RATIO AS OF
                                         MONTHS ENDED     JUNE 30,
      PORTFOLIO                         JUNE 30, 2006*      2006*
      ---------                         --------------   -----------
      Money Market Class 1............      $5.06           1.01%
      Government and Quality Bond
        Class 1.......................      $3.01           0.60%
        Class 2.......................      $3.76           0.75%
        Class 3.......................      $4.26           0.85%
      Asset Allocation@
        Class 1.......................      $3.36           0.67%
        Class 2.......................      $4.11           0.82%
        Class 3.......................      $4.61           0.92%
      Growth and Income@
        Class 1.......................      $5.26           1.05%
      Growth@
        Class 1.......................      $3.51           0.70%
        Class 2.......................      $4.26           0.85%
        Class 3.......................      $4.76           0.95%
      Capital Appreciation@
        Class 1.......................      $3.76           0.75%
        Class 2.......................      $4.51           0.90%
        Class 3.......................      $5.01           1.00%
      Natural Resources@
        Class 1.......................      $4.01           0.80%
        Class 2.......................      $4.76           0.95%
        Class 3.......................      $5.26           1.05%
      Multi-Asset@
        Class 1.......................      $5.86           1.17%
      Strategic Multi-Asset@
        Class 1.......................      $6.80           1.36%

---------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (See next page)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2006
                                                                     (UNAUDITED)

                                                            ACTUAL                                HYPOTHETICAL
                                        ----------------------------------------------   ------------------------------
                                        BEGINNING                                        BEGINNING     ENDING ACCOUNT
                                         ACCOUNT      ENDING ACCOUNT    EXPENSES PAID     ACCOUNT       VALUE USING A
                                         VALUE AT      VALUE USING      DURING THE SIX    VALUE AT     HYPOTHETICAL 5%
                                        JANUARY 1,   ACTUAL RETURN AT    MONTHS ENDED    JANUARY 1,    ASSUMED RETURN
      PORTFOLIO                            2006       JUNE 30, 2006     JUNE 30, 2006*      2006      AT JUNE 30, 2006
      ---------                         ----------   ----------------   --------------   ----------   -----------------
      Asset Allocation
        Class 1.......................  $1,000.00       $1,019.35           $3.25        $1,000.00        $1,021.57
        Class 2.......................  $1,000.00       $1,018.04           $4.00        $1,000.00        $1,020.83
        Class 3.......................  $1,000.00       $1,017.39           $4.50        $1,000.00        $1,020.33
      Growth and Income
        Class 1.......................  $1,000.00       $1,010.75           $5.18        $1,000.00        $1,019.64
      Growth
        Class 1.......................  $1,000.00       $1,024.12           $3.41        $1,000.00        $1,021.42
        Class 2.......................  $1,000.00       $1,023.08           $4.16        $1,000.00        $1,020.68
        Class 3.......................  $1,000.00       $1,022.75           $4.66        $1,000.00        $1,020.18
      Capital Appreciation
        Class 1.......................  $1,000.00       $1,023.64           $3.66        $1,000.00        $1,021.17
        Class 2.......................  $1,000.00       $1,022.95           $4.41        $1,000.00        $1,020.43
        Class 3.......................  $1,000.00       $1,022.17           $4.91        $1,000.00        $1,019.93
      Natural Resources
        Class 1.......................  $1,000.00       $1,180.43           $4.33        $1,000.00        $1,020.83
        Class 2.......................  $1,000.00       $1,179.42           $5.13        $1,000.00        $1,020.08
        Class 3.......................  $1,000.00       $1,178.83           $5.67        $1,000.00        $1,019.59
      Multi-Asset
        Class 1.......................  $1,000.00       $1,001.31           $5.76        $1,000.00        $1,019.04
      Strategic Multi-Asset
        Class 1.......................  $1,000.00       $1,025.29           $6.78        $1,000.00        $1,018.10

                                         HYPOTHETICAL
                                        --------------

                                        EXPENSES PAID      EXPENSE
                                        DURING THE SIX   RATIO AS OF
                                         MONTHS ENDED     JUNE 30,
      PORTFOLIO                         JUNE 30, 2006*      2006*
      ---------                         --------------   -----------
      Asset Allocation
        Class 1.......................      $3.26           0.65%
        Class 2.......................      $4.01           0.80%
        Class 3.......................      $4.51           0.90%
      Growth and Income
        Class 1.......................      $5.21           1.04%
      Growth
        Class 1.......................      $3.41           0.68%
        Class 2.......................      $4.16           0.83%
        Class 3.......................      $4.66           0.93%
      Capital Appreciation
        Class 1.......................      $3.66           0.73%
        Class 2.......................      $4.41           0.88%
        Class 3.......................      $4.91           0.98%
      Natural Resources
        Class 1.......................      $4.01           0.80%
        Class 2.......................      $4.76           0.95%
        Class 3.......................      $5.26           1.05%
      Multi-Asset
        Class 1.......................      $5.81           1.16%
      Strategic Multi-Asset
        Class 1.......................      $6.76           1.35%

---------------------
    4

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                    PORTFOLIO PROFILE -- JUNE 30, 2006
                                                        (unaudited)

      INDUSTRY ALLOCATION*
      Commercial Banks.............................    17.8%
      U.S. Government Agencies.....................    16.2
      Banks........................................    13.2
      Finance......................................    12.0
      Trade Receivables............................    11.5
      Trade & Term Receivables.....................     9.2
      Insurance....................................     6.3
      Securities Holdings Companies................     3.9
      Agricultural Operations......................     2.8
      Energy Services..............................     2.8
      Office Automation & Equipment................     2.6
      Education....................................     1.7
                                                      ------
                                                      100.0%
                                                      ======
      Weighted average days to maturity............    43.1
                                                      ======

      CREDIT QUALITY+#
      Government -- Agency.........................    16.2%
      P1...........................................    83.8
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     +  Source: Standard and Poor's
     # Calculated as a percentage of total debt issues.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                              (unaudited)

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 100.0%                      AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ASSET-BACKED COMMERCIAL PAPER -- 24.6%
                       Apreco LLC 5.15% due 07/18/06*..............................  $  240,000   $   239,485
                       Chariot Funding LLC 5.14% due 07/10/06*.....................     255,000       254,745
                       Clipper Receivables Co. LLC 5.25% due 07/19/06*.............     255,000       254,405
                       Eureka Securitization PLC 5.25% due 08/02/06*...............     260,000       258,863
                       Fairway Finance Corp. 5.08% due 07/03/06*...................     275,000       275,000
                       Greyhawk Funding LLC 5.18% due 07/11/06*....................     300,000       299,655
                       Jupiter Securitization Corp. 5.29% due 07/28/06*............     250,000       249,082
                       Kittyhawk Funding Corp. 5.18% due 07/13/06*.................     275,000       274,604
                       Mont Blanc Capital Corp. 5.25% due 07/07/06*................     250,000       249,854
                       Park Avenue Receivables Corp. 5.25% due 07/12/06*...........     300,000       299,606
                       Preferred Receivables Funding Co. LLC 5.17% due 07/10/06*...     300,000       299,699
                       Sheffield Receivables Corp. 5.27% due 07/10/06*.............     275,000       274,718
                       Thunder Bay Funding LLC 5.06% due 07/07/06*.................     275,000       274,845
                                                                                                  ------------
                       TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $3,504,561).......                 3,504,561
                                                                                                  ------------
                       BANKERS' ACCEPTANCES -- 0.8%
                       J.P. Morgan Chase Bank 5.32% due 08/04/06 (cost $114,456)...     115,000       114,456
                                                                                                  ------------
                       BANK NOTES -- 1.8%
                       AmSouth Bank NA 5.54% due 09/27/06(2) (cost $250,222).......     250,000       250,222
                                                                                                  ------------
                       CERTIFICATES OF DEPOSIT -- 20.2%
                       American Express Bank FSB 5.24% due 07/24/06................     400,000       400,000
                       Australia and New Zealand Banking Group, Ltd. 4.81% due
                         01/29/07..................................................     150,000       150,004
                       Barclays Bank PLC 5.51% due 06/18/07........................     250,000       250,000
                       BNP Paribas NY Branch 5.33% due 04/30/07....................     150,000       150,000
                       Cargill Global Funding PLC 5.26% due 07/19/06*..............     400,000       398,948
                       Credit Suisse First Boston USA, Inc. 4.54% due 10/17/06.....     250,000       250,000
                       Credit Suisse First Boston USA, Inc. 4.79% due 01/24/07.....     150,000       150,000
                       HBOS Treasury Services PLC 4.81% due 12/07/06...............     250,000       250,000
                       HBOS Treasury Services PLC 4.84% due 01/30/07...............     150,000       150,000
                       Interstar Millennium Trust 5.16% due 07/27/06(3)............     110,000       110,000
                       Royal Bank of Scotland PLC 4.82% due 01/18/07...............     170,000       169,995
                       Wells Fargo Bank NA 5.09% due 03/29/07......................     200,000       200,000
                       Wilmington Trust Co. 5.19% due 10/13/06.....................     250,000       250,458
                                                                                                  ------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $2,879,405).............                 2,879,405
                                                                                                  ------------
                       COMMERCIAL PAPER -- 29.7%
                       CBA Finance, Inc. 5.14% due 07/06/06........................     215,000       214,908
                       Danske Corp. 5.10% due 07/20/06.............................     300,000       299,278
                       Deutsche Bank Financial LLC 5.08% due 07/05/06..............     300,000       299,915
                       Holmes Financing PLC 5.17% due 07/17/06(2)(5)...............     180,000       180,000
                       Metlife Funding, Inc. 5.27% due 07/24/06*...................     400,000       398,770
                       Morgan Stanley 5.27% due 07/07/06...........................     300,000       299,824
                       Mound Financing PLC 5.10% due 07/10/06*(2)(5)...............     158,000       158,000
                       National Rural Utilities Cooperative Finance Corp. 5.24% due
                         07/20/06..................................................     400,000       399,010
                       Permanent Financing PLC 5.14% due 07/10/06(2)...............     215,000       215,004
                       Pitney Bowes, Inc. 5.17% due 07/05/06*......................     375,000       374,892
                       President & Fellows of Harvard University 5.14% due
                         07/10/06..................................................     235,000       234,765
                       Schlumberger Technology Corp. 5.16% due 07/10/06*...........     400,000       399,599
                       Svenska Handelsbanken AB 4.81% due 12/27/06.................     250,000       250,012

---------------------
    6

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       COMMERCIAL PAPER (continued)
                       UBS Finance LLC 5.12% due 07/05/06..........................  $  265,000   $   264,925
                       Westdeutsche Landesbank 3.97% due 07/14/06..................     250,000       250,000
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $4,238,902)....................                 4,238,902
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 4.9%
                       Bank of America NA 5.21% due 04/19/07.......................     200,000       200,000
                       Peoples Security Life Insurance Co. 5.23% due
                         08/01/06(2)(4)............................................     500,000       500,000
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $700,000)............                   700,000
                                                                                                  ------------
                       MEDIUM TERM NOTES -- 1.8%
                       Allstate Life Global Funding II 5.45% due 09/22/06* (cost
                         $250,010).................................................     250,000       250,010
                                                                                                  ------------
                       U.S. GOVERNMENT AGENCIES -- 16.2%
                       Federal Home Loan Bank 4.02% due 08/01/06...................     300,000       300,000
                       Federal National Mtg. Assoc. 3.25% due 07/31/06.............     200,000       199,900
                       Federal National Mtg. Assoc. 4.00% due 08/08/06.............     250,000       249,932
                       Federal National Mtg. Assoc. 5.13% due 07/05/06.............   1,560,000     1,559,557
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT AGENCIES (cost $2,309,389)............                 2,309,389
                                                                                                  ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $14,246,945)...                14,246,945
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $14,246,945)@                             100.0%                    14,246,945
                       Other assets less liabilities --                    0.0                          4,423
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $14,251,368
                                                                         ======                   ============

              -----------------------------
               @  See Note 6 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $5,326,780 representing 37.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Collateralized Mortgage Obligation
              (2) Variable rate security -- the rate reflected is as of June 30,
                  2006; maturity date reflects next reset date.
              (3) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
              (4) Illiquid security
              (5) Fair valued security; See Note 2

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO                            PORTFOLIO PROFILE -- JUNE 30, 2006
                                                        (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies.....................    44.3%
      Finance......................................    21.3
      U.S. Government Obligations..................    15.6
      Repurchase Agreement.........................     5.0
      Municipal Bonds..............................     2.4
      Industrial & Commercial......................     1.8
      Consumer Staples.............................     1.1
      Utilities....................................     1.0
      Education....................................     0.6
      Information Technology.......................     0.6
      Materials....................................     0.5
      Healthcare...................................     0.4
      Consumer Discretionary.......................     0.3
                                                      ------
                                                       94.9%
                                                      ======

      CREDIT QUALITY+#
      Government -- Agency.........................    46.4%
      Government -- Treasury.......................    17.4
      AAA..........................................    16.7
      AA...........................................     4.8
      A............................................     7.9
      BBB..........................................     0.4
      Not rated @..................................     6.4
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
      *  Calculated as a percentage of net assets.
     @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
      +  Source Standard and Poor's.
      # Calculated as a percentage of total debt issues, excluding short-term investment securities.

---------------------
    8

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO                         INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                              (UNAUDITED)

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES -- 12.7%                                AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 12.7%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-TI0 A2
                         4.74% due 03/13/40(1).....................................  $ 5,000,000   $   4,709,128
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-TI2 A4
                         4.68% due 08/13/39(1).....................................    5,000,000       4,672,754
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2004-PWR6 A6
                         4.83% due 11/11/41(1).....................................    5,000,000       4,652,977
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2005-PWR9 A4A 4.87% due 09/11/42(1).......................    2,470,000       2,296,180
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2006-PW11 A4 5.63% due 03/11/39(1)........................    3,870,000       3,754,202
                       Capital Auto Receivables Asset Trust, Series 2003-3 A3A
                         2.96% due 01/15/08........................................    3,096,000       3,065,732
                       Centex Home Equity Loan Trust 4.72% due 10/25/31............      840,000         818,299
                       Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55%
                         due 01/20/09..............................................    5,000,000       4,921,155
                       Citigroup/Deutsche Bank Commercial Mtg. Trust, Series
                         2005-CD1 A4 5.23% due 07/15/44(1).........................    4,700,000       4,505,656
                       Commercial Mtg., Series 2005-C6 A5A Pass Through 5.12% due
                         06/10/44*.................................................    4,650,000       4,397,529
                       Credit Suisse First Boston Mtg. Capital Certificates, Series
                         2006-C1 A4
                         5.61% due 12/15/15(1).....................................    4,200,000       4,098,114
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................    5,000,000       4,476,485
                       Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due
                         01/15/10..................................................    1,775,000       1,737,196
                       Greenwich Capital Commercial Funding Corp., Series 2005 GG5
                         A5 5.22% due 04/10/37(1)..................................    4,650,000       4,435,377
                       GS Mtg. Securities Corp. II, Series 2006-GG6 A4 5.56% due
                         04/10/38*(1)..............................................    4,500,000       4,391,244
                       GSR Mtg. Loan Trust, Series 2006-AR1 3A1 5.42% due
                         01/25/36(1)...............................................    3,491,540       3,419,142
                       Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due
                         11/15/07..................................................      264,303         263,672
                       JP Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDPS A4 5.18% due 12/15/44(1)(6).....................    2,930,000       2,790,025
                       JP Morgan Chase Commercial Mtg. Securities Corp., Series
                         2006-CB14 A4 5.48% due 12/12/44(1)........................    4,700,000       4,556,146
                       JPMorgan Chase Commercial Mtg Securities Corp., Series
                         2005-LDkP4 A4 4.92% due 10/15/42(1).......................    4,500,000       4,191,651
                       LB-UBS Commercial Mtg. Trust, Series 2005-C5 A4 4.95% due
                         09/15/30*(1)..............................................    4,700,000       4,401,350
                       MBNA Credit Card Master Note Trust, Series 2003-A11 A11
                         3.65% due 03/15/11........................................    2,335,000       2,245,187
                       MBNA Credit Card Master Note Trust, Series 2005-A6 A6 4.50%
                         due 01/15/13..............................................    3,185,000       3,065,841
                       Merrill Lynch Mtg. Trust, Series 2005-CIPI A4 5.05% due
                         07/12/38..................................................    4,700,000       4,425,413
                       Morgan Stanley Capital I, Series 2005-IQ10 A4A 5.23% due
                         09/15/42(1)...............................................    4,455,000       4,248,055
                       Residential Accredit Loans, Inc., Series 2005-QA2 MB2 5.26%
                         due 02/25/35(1)...........................................    3,649,598       3,576,648
                       Susquehanna Auto Lease Trust, Series 2006-1 A3 5.21% due
                         03/16/09(2)...............................................    2,040,000       2,028,843
                       Toyota Auto Receivables Owners Trust, Series 2003-B A4 2.79%
                         due 01/15/10..............................................    2,590,000       2,536,985
                       Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7
                         5.12% due 07/15/42(1).....................................    4,650,000       4,399,811
                       Washington Mutual, Series 2005-AR3 A2 4.65% due
                         03/25/35(1)(6)............................................    4,492,998       4,364,543
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2
                         A2 4.55% due 03/25/35(1)(3)...............................    2,989,973       2,904,466

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                             AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2
                         A2 4.53% due 04/25/35(1)..................................  $ 2,487,734   $   2,414,777
                       Wells Fargo Mtg. Backed Securities, Series 2006-AR5 2A1
                         5.55% due 04/25/36(1).....................................    4,498,496       4,457,956
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $121,348,721)...........                  117,222,539
                                                                                                   -------------
                       BONDS & NOTES -- 75.8%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Wal-Mart Stores, Inc. 6.75% due 10/15/23....................    3,000,000       3,179,628
                                                                                                   -------------
                       CONSUMER STAPLES -- 1.1%
                       Gillette Co. 4.13% due 08/30/07.............................    4,990,000       4,891,058
                       Kimberly-Clark Corp. 5.63% due 02/15/12.....................    5,000,000       5,002,355
                                                                                                   -------------
                                                                                                       9,893,413
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Leland Stanford Junior University of California 6.88% due
                         02/01/24..................................................    5,000,000       5,528,500
                                                                                                   -------------
                       FINANCE -- 8.2%
                       Ambac Financial Group, Inc. 5.95% due 12/05/35..............    3,250,000       3,016,679
                       Bank of America Corp. 6.25% due 04/15/12....................    5,000,000       5,121,005
                       Boeing Capital Corp. 4.75% due 08/25/08.....................    2,995,000       2,943,177
                       Citicorp, Series MTNC 6.75% due 10/15/07....................    4,000,000       4,048,380
                       CS First Boston USA, Inc. 4.88% due 01/15/15................    2,435,000       2,251,435
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......    1,130,000       1,229,806
                       Financing Corp. Series 12, zero coupon due 12/06/13(1)......    2,050,000       1,377,493
                       Financing Corp. Series 13, zero coupon due 12/27/13(1)......    1,630,000       1,091,316
                       General Electric Capital Corp., Series MTNA 6.75% due
                         03/15/32..................................................    5,000,000       5,337,120
                       General Reinsurance Corp. 9.00% due 09/12/09................    5,000,000       5,531,600
                       Hartford Life, Inc. 7.38% due 03/01/31......................    5,000,000       5,553,220
                       HSBC Finance Corp. 6.38% due 10/15/11.......................    5,000,000       5,109,705
                       John Deere Capital Corp. 4.88% due 10/15/10.................    2,625,000       2,542,898
                       John Hancock 7.38% due 02/15/24*............................    5,000,000       5,555,680
                       JP Morgan Chase & Co 5.13% due 09/15/14.....................    7,495,000       7,079,402
                       Metlife, Inc. 5.00% due 06/15/15............................    3,300,000       3,052,695
                       Postal Square LP 8.95% due 06/15/22.........................    4,061,850       4,889,046
                       Prudential Financial, Inc. 5.50% due 03/15/16...............    2,800,000       2,691,545
                       US Bancorp 7.50% due 06/01/26...............................      400,000         455,518
                       US Bank National Assoc. 4.95% due 10/30/14..................    2,700,000       2,529,147
                       Wachovia Capital Trust III 5.80% due 03/15/42...............    1,575,000       1,528,383
                       Wachovia Corp. 5.25% due 08/01/14...........................    3,000,000       2,861,277
                                                                                                   -------------
                                                                                                      75,796,527
                                                                                                   -------------
                       HEALTHCARE -- 0.4%
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................    4,000,000       3,740,996
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 1.5%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....    3,994,254       4,152,546
                       First Data Corp. 3.38% due 08/01/08.........................    4,000,000       3,818,892
                       United Parcel Service, Inc. 8.38% due 04/01/20..............    5,000,000       6,153,030
                                                                                                   -------------
                                                                                                      14,124,468
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............    5,000,000       5,185,685
                                                                                                   -------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% due 08/15/07..............................    5,000,000       4,906,995
                                                                                                   -------------

---------------------
    10

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 2.4%
                       Atlanta Georgia Downtown Development Authority 6.88% due
                         02/01/21..................................................  $ 6,000,000   $   6,473,700
                       Harvard University 6.30% due 10/01/37.......................    5,000,000       5,048,344
                       Illinois State General Obligation Taxable Pension 5.10% due
                         06/01/33..................................................    2,860,000       2,555,953
                       Oregon School Boards Assoc. 4.76% due 06/30/28..............    2,800,000       2,438,240
                       Sonoma County, California Pension Obligation, Series A 3.24%
                         due 12/01/08..............................................    3,730,000       3,543,351
                       Wisconsin State General Revenue, Series A 5.70% due
                         05/01/26..................................................    2,500,000       2,412,050
                                                                                                   -------------
                                                                                                      22,471,638
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 44.3%
                       Federal Agricultural Mtg. Corp. 4.88% due 01/14/11..........   24,800,000      23,961,423
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/35.............    1,022,582         927,708
                       Federal Home Loan Mtg. Corp. 4.50% due 09/01/35.............      710,895         644,939
                       Federal Home Loan Mtg. Corp. 4.50% due 10/01/35.............    4,222,120       3,830,398
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/35.............    2,210,370       2,005,295
                       Federal Home Loan Mtg. Corp. 4.50% due 12/01/35.............    6,495,391       5,892,758
                       Federal Home Loan Mtg. Corp. 5.00% due 10/01/35.............    8,614,068       8,050,944
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/35.............   17,587,554      16,437,809
                       Federal Home Loan Mtg. Corp. 5.00% due 12/01/35.............    1,383,941       1,293,469
                       Federal Home Loan Mtg. Corp. 7.50% due 03/01/10.............        7,266           8,084
                       Federal Home Loan Mtg. Corp. 7.50% due 05/01/27.............       10,712          11,113
                       Federal Home Loan Mtg. Corp., Series 2630 KN 2.50% due
                         04/15/13(2)...............................................   16,207,294      15,673,157
                       Federal National Mtg. Assoc. 4.50% due 09/01/35.............   14,636,833      13,269,511
                       Federal National Mtg. Assoc. 4.50% due 12/01/35.............       58,451          52,991
                       Federal National Mtg. Assoc. 4.50% due December TBA.........    9,520,000       8,624,530
                       Federal National Mtg. Assoc. 5.00% due 06/01/33.............      114,966         107,988
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............    2,709,603       2,545,134
                       Federal National Mtg. Assoc. 5.00% due 11/01/33.............      806,876         757,899
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............    6,043,847       5,676,994
                       Federal National Mtg. Assoc. 5.00% due 05/01/34.............    1,670,417       1,566,444
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............      898,462         842,538
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............    3,782,363       3,546,936
                       Federal National Mtg. Assoc. 5.00% due 07/01/35.............    9,595,888       8,975,752
                       Federal National Mtg. Assoc. 5.00% due 08/01/35.............    7,957,346       7,443,101
                       Federal National Mtg. Assoc. 5.00% due 09/01/35.............    5,324,686       4,980,577
                       Federal National Mtg. Assoc. 5.00% due 10/01/35.............      847,447         792,680
                       Federal National Mtg. Assoc. 5.00% due 11/01/35.............   20,428,237      19,108,059
                       Federal National Mtg. Assoc. 5.00% due 01/01/17.............      218,120         210,573
                       Federal National Mtg. Assoc. 5.00% due 02/01/17.............       82,618          79,760
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............    9,065,316       8,750,770
                       Federal National Mtg. Assoc. 5.00% due 11/01/17.............    1,295,276       1,250,333
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............      672,965         649,615
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    1,562,387       1,508,175
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............      971,333         937,630
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    2,518,837       2,431,323
                       Federal National Mtg. Assoc. 5.00% due 05/01/18.............      278,653         268,972
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............   28,331,866      27,347,503
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............      328,100         316,749
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............       70,296          67,857
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............      519,467         501,418
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............    3,157,272       3,047,576
                       Federal National Mtg. Assoc. 5.00% due 11/01/18.............    2,164,473       2,089,270
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............    8,790,917       8,485,485
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............    4,031,634       3,891,558
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............       18,807          18,154
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    2,730,664       2,635,791
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    4,030,612       3,887,891
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      666,402         643,249
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............    8,482,824       8,182,452
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............    1,399,323       1,350,705

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............  $ 6,951,110   $   6,704,976
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............    5,937,966       5,727,708
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............      341,481         329,616
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............    7,262,168       7,005,020
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............      926,445         893,640
                       Federal National Mtg. Assoc. 5.00% due 10/01/19.............    2,165,010       2,088,348
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............    2,324,123       2,241,827
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............    3,324,412       3,206,697
                       Federal National Mtg. Assoc. 5.50% due 08/01/35.............    7,444,388       7,155,340
                       Federal National Mtg. Assoc. 5.50% due 10/01/35.............    1,819,137       1,748,504
                       Federal National Mtg. Assoc. 5.50% due 11/01/35.............    3,822,570       3,674,149
                       Federal National Mtg. Assoc. 5.50% due 12/01/35.............      261,859         251,691
                       Federal National Mtg. Assoc. 6.00% due 06/01/35.............      350,484         345,656
                       Federal National Mtg. Assoc. 6.00% due 09/01/35.............      642,076         632,462
                       Federal National Mtg. Assoc. 6.00% due 11/01/35.............       47,504          46,792
                       Federal National Mtg. Assoc. 6.00% due December TBA.........      600,000         590,437
                       Federal National Mtg. Assoc. 6.50% due December TBA.........   28,435,000      28,577,175
                       Government National Mtg. Assoc. 5.00% due 07/15/33..........   10,683,639      10,121,305
                       Government National Mtg. Assoc. 5.00% due 10/15/33..........      755,579         715,809
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........      735,618         696,899
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........      213,877         202,619
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........    1,354,038       1,283,013
                       Government National Mtg. Assoc. 5.00% due 02/15/34..........      694,771         658,327
                       Government National Mtg. Assoc. 5.00% due 03/15/34..........      672,655         637,372
                       Government National Mtg. Assoc. 5.00% due 05/15/34..........       42,217          40,002
                       Government National Mtg. Assoc. 5.00% due 03/15/35..........      307,796         291,397
                       Government National Mtg. Assoc. 5.00% due 09/15/35..........      611,412         578,837
                       Government National Mtg. Assoc. 5.00% due 10/15/35..........      566,834         536,634
                       Government National Mtg. Assoc. 5.00% due 12/15/35..........       79,059          74,847
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........      266,334         258,551
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      441,431         428,530
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........      575,113         558,306
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........    9,182,067       8,911,180
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........   12,340,941      11,976,863
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........    8,723,463       8,466,106
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........    1,319,533       1,280,605
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........      901,903         875,296
                       Government National Mtg. Assoc. 5.50% due 07/15/33..........      115,988         112,566
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      570,208         553,386
                       Government National Mtg. Assoc. 5.50% due 09/15/33..........    1,685,973       1,636,234
                       Government National Mtg. Assoc. 5.50% due 10/15/33..........      172,781         167,684
                       Government National Mtg. Assoc. 5.50% due 11/15/33..........    1,690,799       1,640,918
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........    1,362,163       1,321,470
                       Government National Mtg. Assoc. 5.50% due 02/15/34..........    1,060,295       1,028,621
                       Government National Mtg. Assoc. 5.50% due 03/15/34..........    7,137,988       6,924,753
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      325,604         315,877
                       Government National Mtg. Assoc. 5.50% due 05/15/34..........      431,336         418,451
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........    1,052,076       1,020,647
                       Government National Mtg. Assoc. 5.50% due 07/15/34..........      399,295         387,367
                       Government National Mtg. Assoc. 5.50% due 08/15/34..........      135,796         131,740
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........    6,461,014       6,329,275
                       Government National Mtg. Assoc. 5.50% due 10/15/34..........    4,849,726       4,704,848
                       Government National Mtg. Assoc. 6.00% due 07/15/31..........        5,507           5,471
                       Government National Mtg. Assoc. 6.00% due 01/15/32..........       88,183          87,606
                       Government National Mtg. Assoc. 6.00% due 02/15/32..........        2,975           2,955
                       Government National Mtg. Assoc. 6.00% due 07/15/32..........       35,533          35,301
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........       47,710          47,397
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........    1,809,513       1,797,674
                       Government National Mtg. Assoc. 6.00% due 11/15/32..........      109,486         108,770
                       Government National Mtg. Assoc. 6.00% due 01/15/33..........       14,250          14,155

---------------------
    12

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.00% due 02/15/33..........  $   201,157   $     199,813
                       Government National Mtg. Assoc. 6.00% due 03/15/33..........      296,407         294,427
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........      303,984         301,953
                       Government National Mtg. Assoc. 6.00% due 05/15/33..........      220,331         218,859
                       Government National Mtg. Assoc. 6.00% due 12/15/33..........      222,762         221,289
                       Government National Mtg. Assoc. 6.00% due 08/15/34..........       43,053          42,755
                       Government National Mtg. Assoc. 6.00% due 09/15/34..........      810,475         804,862
                       Government National Mtg. Assoc. 6.00% due 10/15/34..........      445,072         441,990
                       Government National Mtg. Assoc. 6.00% due 03/15/28..........       56,596          56,312
                       Government National Mtg. Assoc. 6.00% due 06/15/28..........       27,434          27,297
                       Government National Mtg. Assoc. 6.00% due 08/15/28..........      116,520         115,937
                       Government National Mtg. Assoc. 6.00% due 09/15/28..........       92,088          91,626
                       Government National Mtg. Assoc. 6.00% due 10/15/28..........      105,824         105,294
                       Government National Mtg. Assoc. 6.00% due 11/15/28..........       27,860          27,720
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      103,135         102,619
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      348,157         346,397
                       Government National Mtg. Assoc. 6.00% due 03/15/29..........        7,110           7,071
                       Government National Mtg. Assoc. 6.00% due 04/15/29..........       17,783          17,684
                       Government National Mtg. Assoc. 6.50% due 01/15/31..........       17,365          17,606
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........       28,541          28,936
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........      179,682         182,173
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       11,288          11,448
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........      551,186         558,825
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........        3,830           3,883
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       37,501          38,031
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........      480,248         486,905
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........      683,877         693,356
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........      335,464         340,113
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........      434,816         440,843
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      491,859         498,676
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      110,671         112,241
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........      129,922         131,723
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........       40,206          40,763
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........      858,764         870,212
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........      240,320         243,524
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........        1,691           1,714
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........        6,290           6,374
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      199,045         201,698
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........      680,844         689,920
                       Government National Mtg. Assoc. 6.50% due 07/15/09..........        6,408           6,452
                       Government National Mtg. Assoc. 6.50% due 04/15/11..........        2,212           2,243
                       Government National Mtg. Assoc. 6.50% due 01/15/12..........       27,003          27,434
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........        8,533           8,669
                       Government National Mtg. Assoc. 6.50% due 10/15/12..........       22,194          22,548
                       Government National Mtg. Assoc. 6.50% due 11/15/12..........       52,002          52,831
                       Government National Mtg. Assoc. 6.50% due 01/15/13..........       14,084          14,326
                       Government National Mtg. Assoc. 6.50% due 05/15/13..........       35,648          36,261
                       Government National Mtg. Assoc. 6.50% due 01/15/14..........      158,099         160,844
                       Government National Mtg. Assoc. 6.50% due 02/15/14..........        8,147           8,289
                       Government National Mtg. Assoc. 6.50% due 03/15/14..........      206,295         209,876
                       Government National Mtg. Assoc. 6.50% due 04/15/14..........      187,912         191,174
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........      314,352         319,809
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........        2,693           2,740
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        5,994           6,098
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        2,818           2,866
                       Government National Mtg. Assoc. 6.50% due 07/15/14..........        9,562           9,728
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........      303,598         308,869
                       Government National Mtg. Assoc. 6.50% due 10/15/14..........          508             517
                       Government National Mtg. Assoc. 6.50% due 05/15/23..........       10,824          10,977
                       Government National Mtg. Assoc. 6.50% due 06/15/23..........       17,490          17,738

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 07/15/23..........  $    70,296   $      71,293
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........       12,279          12,453
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........      125,258         127,034
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      170,257         172,670
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      283,787         287,810
                       Government National Mtg. Assoc. 6.50% due 03/15/26..........       80,811          82,028
                       Government National Mtg. Assoc. 6.50% due 02/15/27..........       13,891          14,099
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........       14,389          14,609
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........      138,849         140,995
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........      101,334         102,900
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........      196,957         200,002
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       65,594          66,598
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........      205,073         208,243
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........      369,947         375,666
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........      461,819         468,958
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        3,328           3,379
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........      478,542         485,939
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........      491,308         498,903
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........      634,774         644,587
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        3,344           3,394
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........    1,175,565       1,193,738
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      277,767         282,061
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       35,599          36,147
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       64,542          65,532
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........      385,287         391,243
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       50,299          51,075
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........       12,820          13,016
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       80,935          82,170
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       19,318          19,611
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........       91,183          92,575
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........       86,506          87,826
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........      466,015         473,126
                       Government National Mtg. Assoc. 6.50% due 06/15/29..........      130,597         132,590
                       Government National Mtg. Assoc. 7.00% due 03/15/09..........        3,525           3,583
                       Government National Mtg. Assoc. 7.00% due 06/15/09..........        6,586           6,694
                       Government National Mtg. Assoc. 7.00% due 09/15/10..........        7,254           7,406
                       Government National Mtg. Assoc. 7.00% due 01/15/11..........       29,201          29,926
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........       52,656          53,963
                       Government National Mtg. Assoc. 7.00% due 04/15/11..........       25,833          26,475
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........       46,526          47,681
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........       69,995          71,733
                       Government National Mtg. Assoc. 7.00% due 08/15/11..........       12,854          13,173
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........       96,040          98,425
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........          775             794
                       Government National Mtg. Assoc. 7.00% due 11/15/11..........       24,177          24,778
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........      102,661         105,211
                       Government National Mtg. Assoc. 7.00% due 01/15/12..........      186,527         191,802
                       Government National Mtg. Assoc. 7.00% due 12/15/12..........       26,211          26,952
                       Government National Mtg. Assoc. 7.00% due 11/15/31..........      247,254         255,088
                       Government National Mtg. Assoc. 7.00% due 03/15/32..........      132,480         136,670
                       Government National Mtg. Assoc. 7.00% due 01/15/33..........      187,022         192,904
                       Government National Mtg. Assoc. 7.00% due 05/15/33..........      499,517         515,185
                       Government National Mtg. Assoc. 7.00% due 07/15/33..........      349,734         360,689
                       Government National Mtg. Assoc. 7.00% due 11/15/33..........      470,845         485,628
                       Government National Mtg. Assoc. 7.50% due 09/16/35(2).......    1,356,021       1,411,110
                       Government National Mtg. Assoc. 7.50% due 09/16/35(2).......    2,170,432       2,242,328
                       Government National Mtg. Assoc. 8.00% due 09/15/29..........        9,906          10,528
                       Government National Mtg. Assoc. 8.00% due 10/15/29..........        3,315           3,523
                       Government National Mtg. Assoc. 8.00% due 11/15/29..........       10,501          11,161
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........       47,791          50,793

---------------------
    14

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........  $    18,511   $      19,653
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       39,977          42,443
                       Government National Mtg. Assoc. 8.00% due 03/15/30..........        1,096           1,164
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       11,095          11,779
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........      133,191         141,406
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       29,142          30,940
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........       29,947          31,794
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........        4,193           4,451
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........       14,041          14,908
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........          489             520
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........       19,113          20,292
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........       31,748          33,706
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........        6,317           6,707
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........        8,050           8,547
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........       29,585          31,410
                       Government National Mtg. Assoc. 8.00% due 10/15/30..........        6,335           6,726
                       Government National Mtg. Assoc. 8.00% due 11/15/30..........       18,590          19,736
                       Government National Mtg. Assoc. 8.00% due 12/15/30..........       10,936          11,611
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........      133,440         141,711
                       Government National Mtg. Assoc. 8.00% due 03/15/31..........       69,152          73,438
                       Government National Mtg. Assoc. 10.00% due 01/20/14.........        2,689           2,906
                       Government National Mtg. Assoc. 10.00% due 03/20/14.........        6,512           7,040
                       Government National Mtg. Assoc. 10.00% due 06/20/14.........        2,448           2,646
                       Government National Mtg. Assoc. 10.00% due 07/20/14.........        6,431           6,952
                       Government National Mtg. Assoc. 10.00% due 04/20/16.........       33,711          36,646
                       Government National Mtg. Assoc. 10.00% due 05/20/16.........       16,005          17,399
                       Government National Mtg. Assoc. 10.00% due 08/20/16.........        3,321           3,610
                       Government National Mtg. Assoc. 10.00% due 01/20/17.........       11,264          12,240
                       Government National Mtg. Assoc. 10.00% due 02/20/17.........       21,323          23,170
                       Government National Mtg. Assoc. 10.00% due 03/20/17.........       13,965          15,154
                       Government National Mtg. Assoc. 12.00% due 01/20/16.........          558             608
                       Government National Mtg. Assoc. 12.75% due 07/15/14.........       33,847          37,057
                       Government National Mtg. Assoc. 13.50% due 09/20/14.........        2,190           2,427
                                                                                                   -------------
                                                                                                     408,737,170
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 15.6%
                       United States Treasury Bonds 2.38% due 01/15/25.............   23,577,866      22,947,889
                       United States Treasury Notes 2.00% due 01/15/16(5)..........   24,167,365      23,078,891
                       United States Treasury Notes 3.50% due 02/15/10.............   17,375,000      16,456,019
                       United States Treasury Notes 3.88% due 07/15/10.............    8,650,000       8,262,345
                       United States Treasury Notes 4.88% due 04/30/11.............   74,100,000      73,344,551
                                                                                                   -------------
                                                                                                     144,089,695
                                                                                                   -------------
                       UTILITIES -- 0.3%
                       BellSouth Corp. 6.55% due 06/15/34..........................    3,000,000       2,856,651
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $717,770,663).....................                  700,511,366
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 1.4%
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Axa 8.60% due 12/15/30......................................    3,000,000       3,570,285
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*..........    3,426,761       3,442,044
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        NOTE (2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 0.7%
                       Hydro-Quebec, Series HY 8.40% due 01/15/22..................  $ 5,000,000   $   6,295,465
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $11,743,832)..............                   13,307,794
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $850,863,216)...                  831,041,699
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 5.0%
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $46,115,000)(4).....................................   46,115,000      46,115,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $896,978,216)@                           94.9%                     877,156,699
                       Other assets less liabilities --                  5.1                       46,783,368
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $923,940,067
                                                                       ======                    =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $8,997,724 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 6 for cost of investments on a tax basis.
              (1) Commercial Mortgage-Backed Security
              (2) Collateralized Mortgage Obligation
              (3) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
              (4) See Note 2 for details of Joint Repurchase Agreement.
              (5) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
              (6) Variable rate security -- the rate reflected is as of June 30,
                  2006; maturity date reflects stated maturity date.
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                               EXPIRATION     VALUE AT      VALUE AS OF    APPRECIATION/
                        CONTRACTS         DESCRIPTION              DATE       TRADE DATE    JUNE 30, 2006   (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------------
                       356   Long   U.S. Treasury 2 YR Note   September 2006  $72,196,755    $72,190,123       $ (6,632)
                       243   Short  U.S. Treasury 10 YR Note  September 2006   25,587,800     25,480,829        106,971
                                                                                                               --------
                                                                                                               $100,339
                                                                                                               ========

              See Notes to Financial Statements

---------------------
    16

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO                PORTFOLIO PROFILE -- JUNE 30, 2006
                                                          (UNAUDITED)

INDUSTRY ALLOCATION*

      U.S. Government Agencies......................   16.8%
      Finance.......................................   13.8
      Information Technology........................   11.0
      Healthcare....................................   10.2
      Industrial & Commercial.......................    9.7
      Energy........................................    7.2
      Information & Entertainment...................    5.6
      Real Estate...................................    5.2
      Consumer Staples..............................    4.4
      Consumer Discretionary........................    4.0
      Repurchase Agreement..........................    3.9
      Materials.....................................    3.1
      U.S. Government Obligations...................    2.4
      Utilities.....................................    2.1
      Foreign Government Bond.......................    0.2
                                                       -----
                                                       99.6%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO             INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                                                     (UNAUDITED)

                                                                                                       VALUE
                       COMMON STOCK -- 64.4%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.0%
                       Apparel & Textiles -- 0.3%
                       Columbia Sportswear Co.+....................................        1,700   $     76,942
                       Jones Apparel Group, Inc. ..................................        7,000        222,530
                       NIKE, Inc., Class B.........................................        9,200        745,200
                       Rocky Brands, Inc. .........................................        5,800        123,250
                       Automotive -- 0.9%
                       Accuride Corp. .............................................       15,000        187,050
                       Copart, Inc. ...............................................        4,000         98,240
                       Magna International, Inc., Class A..........................        6,200        446,214
                       PACCAR, Inc. ...............................................       32,425      2,671,172
                       Toyota Motor Corp. ADR......................................        3,000        313,770
                       Housing & Household Durables -- 0.1%
                       D.R. Horton, Inc. ..........................................        3,966         94,470
                       KB Home Corp. ..............................................        1,800         82,530
                       Monaco Coach Corp. .........................................       14,600        185,420
                       Simpson Manufacturing Co., Inc. ............................        7,300        263,165
                       Retail -- 2.7%
                       Blockbuster, Inc., Class A..................................       15,000         74,700
                       Blue Nile, Inc.+............................................        2,500         80,400
                       Childrens Place Retail Stores, Inc. ........................          800         48,040
                       Costco Wholesale Corp. .....................................       38,000      2,170,940
                       CVS Corp. ..................................................        7,200        221,040
                       Kohl's Corp.+...............................................       43,000      2,542,160
                       Movie Gallery, Inc. ........................................       40,300        250,263
                       Nordstrom, Inc. ............................................       49,300      1,799,450
                       Tiffany & Co. ..............................................       44,200      1,459,484
                       Wal-Mart Stores, Inc. ......................................       56,000      2,697,520
                                                                                                   -------------
                                                                                                     16,853,950
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.2%
                       Food, Beverage & Tobacco -- 2.5%
                       Anheuser-Busch Cos, Inc. ...................................       12,800        583,552
                       Cadbury Schweppes PLC ADR...................................        2,700        104,814
                       Coca-Cola Co. ..............................................        6,600        283,932
                       Connors Bros. Income Fund(1)................................       18,400        191,203
                       Dean Foods Co.+.............................................        2,900        107,851
                       Diageo PLC ADR..............................................        7,300        493,115
                       Fresh Del Monte Produce, Inc. ..............................        6,200        107,074
                       Hershey Foods Corp. ........................................       54,000      2,973,780
                       Kroger Co.+.................................................       55,900      1,221,974
                       PepsiCo, Inc. ..............................................       70,200      4,214,808
                       The J.M. Smucker Co. .......................................        1,800         80,460
                       Household & Personal Products -- 1.7%
                       Aaron Rents, Inc. ..........................................       12,100        325,248
                       Central Garden & Pet Co.+...................................        6,000        258,300
                       Clorox Co. .................................................        9,700        591,409
                       Colgate Palmolive Co. ......................................       12,200        730,780
                       Estee Lauder Cos., Inc., Class A............................       20,100        777,267

---------------------
    18

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household & Personal Products (continued)
                       HNI Corp. ..................................................        9,100   $    412,685
                       Jarden Corp.+...............................................        3,900        118,755
                       Kimberly-Clark Corp. .......................................        2,100        129,570
                       Lenox Group, Inc. ..........................................       19,200        136,128
                       Procter & Gamble Co. .......................................       67,800      3,769,680
                       Oil & Gas -- 0.0%
                       B&G Foods, Inc. ............................................        8,400        136,164
                                                                                                   -------------
                                                                                                     17,748,549
                                                                                                   -------------
                       ENERGY -- 6.8%
                       Energy Services -- 4.1%
                       Baker Hughes, Inc. .........................................       10,800        883,980
                       ENSCO International, Inc. ..................................       36,000      1,656,720
                       Enterprise Products Partners LP.............................        3,100         77,190
                       FPL Group, Inc. ............................................       46,000      1,903,480
                       GlobalSantaFe Corp. ........................................       61,500      3,551,625
                       Kinder Morgan Energy Partners, LP...........................        2,300        105,708
                       Nabors Industries, Ltd.+....................................       54,100      1,828,039
                       Pinnacle West Capital Corp. ................................       41,600      1,660,256
                       Progress Energy, Inc. ......................................        3,000        128,610
                       Schlumberger, Ltd. .........................................       68,600      4,466,546
                       Sempra Energy...............................................        1,700         77,316
                       Tesoro Petroleum Corp.+.....................................        3,200        237,952
                       Tidewater, Inc. ............................................        9,500        467,400
                       Valero Energy Corp. ........................................        5,264        350,161
                       Energy Sources -- 2.7%
                       Apache Corp. ...............................................        2,500        170,625
                       Berry Petroleum Co., Class A................................        6,800        225,420
                       BP PLC ADR..................................................       26,000      1,809,860
                       Chevron Corp. ..............................................       17,492      1,085,554
                       Cimarex Energy Co.+.........................................       12,800        550,400
                       Comstock Resources, Inc.+...................................        4,200        125,412
                       ConocoPhillips..............................................        6,780        444,293
                       Encore Acquisition Co.+.....................................        3,500         93,905
                       Enerplus Resources Fund.....................................        3,000        168,720
                       Exxon Mobil Corp. ..........................................       38,500      2,361,975
                       Harvest Energy Trust(1).....................................        7,800        232,284
                       Headwaters, Inc.+...........................................        2,900         74,124
                       Marathon Oil Corp. .........................................       12,500      1,041,250
                       National Oilwell Varco, Inc. ...............................       22,000      1,393,040
                       Noble Energy, Inc. .........................................       11,500        538,890
                       Occidental Petroleum Corp. .................................        4,500        461,475
                       St. Mary Land & Exploration Co. ............................        3,100        124,775
                       Tri-Union Development Corp.+*(2)(3).........................          295              3
                       Vermilion Energy Trust(1)...................................        7,400        229,033
                       Zargon Energy Trust(1)......................................        2,400         65,746
                                                                                                   -------------
                                                                                                     28,591,767
                                                                                                   -------------
                       FINANCE -- 10.9%
                       Banks -- 3.7%
                       Bank of America Corp. ......................................       71,498      3,439,054
                       Bank of New York Co., Inc. .................................        5,600        180,320
                       Banner Corp. ...............................................        4,730        182,294
                       Capital Corp. of the West...................................        4,100        131,200
                       Center Financial Corp. .....................................        1,400         33,096
                       City National Corp. ........................................        3,500        227,815
                       Dime Community Bancorp, Inc. ...............................        8,300        112,631
                       East-West Bancorp, Inc. ....................................        8,769        332,433

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Greater Bay Bancorp.........................................        6,200   $    178,250
                       Lehman Brothers Holdings, Inc. .............................        1,400         91,210
                       North Fork Bancorp., Inc. ..................................       21,404        645,759
                       Oriental Financial Group, Inc. .............................       12,700        162,052
                       Pacific Capital Bancorp.....................................        1,966         61,182
                       Suntrust Banks, Inc. .......................................        1,800        137,268
                       TCF Financial Corp. ........................................       47,400      1,253,730
                       TrustCo Bank Corp. NY.......................................       12,800        141,056
                       U.S. Bancorp................................................       24,500        756,560
                       UCBH Holdings, Inc. ........................................        4,400         72,776
                       UnionBanCal Corp. ..........................................        1,900        122,721
                       USB Holding Co., Inc. ......................................        5,137        115,582
                       Wachovia Corp. .............................................       39,000      2,109,120
                       Washington Federal, Inc. ...................................       43,559      1,010,133
                       Wells Fargo & Co. ..........................................       56,365      3,780,964
                       Financial Services -- 3.6%
                       A.G. Edwards, Inc. .........................................        9,000        497,880
                       AllianceBernstein Holding LP................................        2,000        122,280
                       Allied Capital Corp. .......................................       12,200        350,994
                       Ameriprise Financial, Inc. .................................        2,000         89,340
                       Capital One Financial Corp. ................................        3,000        256,350
                       Charles Schwab Corp. .......................................       25,400        405,892
                       Citigroup, Inc. ............................................       77,300      3,728,952
                       Countrywide Financial Corp. ................................       15,500        590,240
                       Franklin Resources, Inc. ...................................       10,500        911,505
                       Freddie Mac.................................................       37,300      2,126,473
                       ING Groep N.V. ADR..........................................        7,400        290,968
                       J.P. Morgan Chase & Co. ....................................       74,300      3,120,600
                       Lincoln National Corp. .....................................        3,300        186,252
                       Mellon Financial Corp. .....................................       10,000        344,300
                       Morgan Stanley..............................................        8,700        549,927
                       Piper Jaffray Cos., Inc.+...................................          800         48,968
                       PNC Financial Services Group, Inc. .........................        5,400        378,918
                       Prudential Financial, Inc. .................................        2,000        155,400
                       T. Rowe Price Group, Inc. ..................................       10,600        400,786
                       The Goldman Sachs Group, Inc. ..............................        4,300        646,849
                       United PanAm Financial Corp.+...............................        1,300         39,520
                       Insurance -- 3.6%
                       ACE, Ltd. ..................................................       48,400      2,448,556
                       AFLAC, Inc. ................................................       29,100      1,348,785
                       Allstate Corp. .............................................       70,300      3,847,519
                       Ambac Financial Group, Inc. ................................        4,800        389,280
                       Chubb Corp. ................................................        2,700        134,730
                       Fidelity National Financial, Inc. ..........................       50,100      1,951,395
                       Fidelity National Title Group, Inc., Class A................       11,115        218,632
                       Hartford Financial Services Group, Inc. ....................       11,200        947,520
                       HCC Insurance Holdings, Inc. ...............................       29,250        861,120
                       Loews Corp. ................................................        8,100        287,145
                       Max Re Capital, Ltd. .......................................       10,000        218,400
                       MetLife, Inc. ..............................................        6,300        322,623
                       MGIC Investment Corp. ......................................        5,701        370,565
                       Navigators Group, Inc.+.....................................        4,000        175,280
                       PMI Group, Inc. ............................................        5,235        233,377
                       SAFECO Corp. ...............................................        1,300         73,255
                       Safety Insurance Group, Inc. ...............................        3,200        152,160
                       StanCorp Financial Group, Inc. .............................       10,000        509,100
                       State Auto Financial Corp. .................................        3,800        123,652

---------------------
    20

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Stewart Information Services Corp. .........................        1,500   $     54,465
                       United Fire & Casualty Co. .................................        5,800        174,754
                                                                                                   -------------
                                                                                                     45,361,913
                                                                                                   -------------
                       HEALTHCARE -- 9.5%
                       Drugs -- 4.0%
                       Abbott Laboratories.........................................       14,350        625,803
                       Allergan, Inc. .............................................        4,768        511,416
                       AmerisourceBergen Corp. ....................................        4,000        167,680
                       Amgen, Inc.+................................................        6,700        437,041
                       Amylin Pharmaceuticals, Inc.+...............................        2,000         98,740
                       AstraZeneca PLC ADR.........................................        4,500        269,190
                       Bradley Pharmaceuticals, Inc.+..............................       16,300        166,260
                       Bristol-Myers Squibb Co. ...................................       36,300        938,718
                       Cardinal Health, Inc. ......................................       49,500      3,184,335
                       CV Therapeutics, Inc. ......................................        4,800         67,056
                       Dendreon Corp.+.............................................        7,700         37,268
                       Eli Lilly & Co. ............................................       12,900        712,983
                       Express Scripts, Inc.+......................................       11,400        817,836
                       Gene Logic, Inc.+...........................................        2,600          3,510
                       Gilead Sciences, Inc.+......................................          200         11,832
                       GlaxoSmithKline PLC ADR.....................................        4,800        267,840
                       ICOS Corp.+.................................................        4,700        103,353
                       Lannett Co., Inc.+..........................................        6,900         39,261
                       Mylan Laboratories, Inc. ...................................       62,400      1,248,000
                       Pfizer, Inc. ...............................................       84,200      1,976,174
                       Roche Holding AG Ltd. ADR...................................        4,300        355,395
                       Schering-Plough Corp. ......................................       14,400        274,032
                       Teva Pharmaceutical Industries, Ltd., ADR...................      119,800      3,784,482
                       Watson Pharmaceuticals, Inc.+...............................        5,800        135,024
                       Wyeth.......................................................       11,600        515,156
                       Health Services -- 2.5%
                       AMN Healthcare Services, Inc. ..............................        3,500         71,050
                       Caremark Rx, Inc.+..........................................        7,100        354,077
                       Covance, Inc.+..............................................       20,300      1,242,766
                       Davita, Inc. ...............................................        3,800        188,860
                       Health Net, Inc.+...........................................        1,400         63,238
                       IMS Health, Inc. ...........................................       48,101      1,291,512
                       Kindred Healthcare, Inc.+...................................        7,600        197,600
                       LifePoint Hospitals, Inc. ..................................        1,700         54,621
                       Neurocrine Biosciences, Inc.+...............................        2,000         21,200
                       Omnicare, Inc. .............................................       45,600      2,162,352
                       ResMed, Inc.+...............................................        5,300        248,835
                       UnitedHealth Group, Inc. ...................................       15,800        707,524
                       Universal Health Services, Inc., Class B....................       10,300        517,678
                       VCA Antech, Inc.+...........................................        5,813        185,609
                       Weight Watchers International, Inc.+........................       31,500      1,288,035
                       Wellpoint, Inc.+............................................       24,000      1,746,480
                       Medical Products -- 3.0%
                       Affymetrix, Inc.+...........................................        1,300         33,280
                       Applied Biosystems Group -- Applera Corp. ..................        3,900        126,165
                       Baxter International, Inc. .................................       48,600      1,786,536
                       Becton Dickinson & Co. .....................................       19,800      1,210,374
                       C.R. Bard, Inc. ............................................          400         29,304
                       Cooper Cos., Inc. ..........................................          200          8,858
                       Edwards Lifesciences Corp.+.................................       10,600        481,558
                       Genentech, Inc.+............................................        4,200        343,560

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Johnson & Johnson...........................................       58,000   $  3,475,360
                       Martek Biosciences Corp. ...................................        1,800         52,110
                       McKesson Corp. .............................................        2,800        132,384
                       Medtronic, Inc. ............................................       76,300      3,579,996
                       Mentor Corp. ...............................................          900         39,150
                       OraSure Technologies, Inc.+.................................       15,000        142,800
                       SonoSite, Inc.+.............................................       12,400        484,096
                       Stryker Corp. ..............................................          900         37,899
                       Varian Medical Systems, Inc.+...............................        7,400        350,390
                       Zimmer Holdings, Inc.+......................................        1,600         90,752
                                                                                                   -------------
                                                                                                     39,494,394
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.7%
                       Aerospace & Military Technology -- 1.7%
                       Boeing Co. .................................................       50,500      4,136,455
                       DRS Technologies, Inc.+.....................................        3,400        165,750
                       Frontier Airlines Holdings, Inc. ...........................       19,900        143,479
                       General Dynamics Corp. .....................................        2,400        157,104
                       Lockheed Martin Corp. ......................................       26,000      1,865,240
                       Northrop Grumman Corp. .....................................       11,900        762,314
                       Business Services -- 2.0%
                       Acxiom Corp. ...............................................       11,600        290,000
                       Allied Waste Industries, Inc. ..............................       16,800        190,848
                       Automatic Data Processing, Inc. ............................       11,700        530,595
                       Building Materials Holding Corp. ...........................        3,000         83,610
                       Convergys Corp.+............................................        4,000         78,000
                       Fair Issac Corp. ...........................................        5,750        208,782
                       First Data Corp. ...........................................       91,100      4,103,144
                       Fluor Corp. ................................................        1,100        102,223
                       Getty Images, Inc.+.........................................        4,700        298,497
                       Griffon Corp.+..............................................        4,400        114,840
                       Jacobs Engineering Group, Inc.+.............................        5,900        469,876
                       Republic Services, Inc. ....................................       10,800        435,672
                       Robert Half International, Inc. ............................        6,000        252,000
                       Waste Connections, Inc.+....................................        1,000         36,400
                       Waste Management, Inc. .....................................       29,900      1,072,812
                       Electrical Equipment -- 0.4%
                       Rockwell Automation, Inc. ..................................       24,500      1,764,245
                       Machinery -- 1.0%
                       CARBO Ceramics, Inc. .......................................        1,300         63,869
                       Cascade Corp. ..............................................        3,500        138,425
                       Caterpillar, Inc. ..........................................       34,000      2,532,320
                       Federal Signal Corp. .......................................       13,400        202,876
                       Gardner Denver, Inc. .......................................          600         23,100
                       Intermec, Inc. .............................................        1,800         41,292
                       Lincoln Electric Holdings, Inc. ............................        8,200        513,730
                       New Flyer Industries, Inc. .................................       37,700        279,635
                       Teleflex, Inc. .............................................        5,400        291,708
                       Multi-Industry -- 2.7%
                       3M Co. .....................................................        9,700        783,469
                       Archer-Daniels-Midland Co. .................................        3,000        123,840
                       Avery Dennison Corp. .......................................          700         40,642
                       Dionex Corp.+...............................................        5,150        281,499
                       Dover Corp. ................................................        5,500        271,865
                       General Electric Co. .......................................      113,000      3,724,480
                       Honeywell International, Inc. ..............................       76,100      3,066,830

---------------------
    22

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry (continued)
                       ITT Industries, Inc. .......................................        9,800   $    485,100
                       Siemens AG ADR..............................................        2,400        208,368
                       Tyco International, Ltd. ...................................       82,000      2,255,000
                       Transportation -- 0.9%
                       A/S Dampskibsselskabet Torm ADR.............................        3,500        164,826
                       Arctic Glacier Income Fund(1)...............................       17,900        191,459
                       Expeditors International of Washington, Inc. ...............       11,100        621,711
                       Granite Construction, Inc. .................................        1,340         60,662
                       Greenbrier Cos., Inc. ......................................        6,500        212,810
                       Johnson Controls, Inc. .....................................        8,000        657,760
                       OMI Corp. ..................................................        4,500         97,425
                       Sysco Corp. ................................................       16,100        492,016
                       Tenneco Automotive, Inc. ...................................        1,100         28,600
                       Union Pacific Corp. ........................................        6,200        576,352
                       United Parcel Service, Inc. Class B ........................        7,100        584,543
                       Versacold Income Fund(1)....................................       13,000        103,413
                                                                                                   -------------
                                                                                                     36,381,511
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.4%
                       Broadcasting & Media -- 1.0%
                       CBS Corp., Class B..........................................       25,000        676,250
                       Comcast Corp., Class A+.....................................       39,014      1,277,318
                       McClatchy Co., Class A......................................        4,011        160,921
                       McGraw-Hill Cos., Inc. .....................................        7,800        391,794
                       Univision Communications, Inc., Class A+....................       11,300        378,550
                       Viacom, Inc., Class A.......................................       10,850        390,058
                       Viacom, Inc., Class B.......................................       18,000        645,120
                       Walt Disney Co. ............................................       11,100        333,000
                       Entertainment Products -- 0.1%
                       Mattel, Inc. ...............................................       25,000        412,750
                       RC2 Corp.+..................................................        3,900        150,774
                       Leisure & Tourism -- 2.3%
                       Alaska Air Group, Inc.+.....................................       18,400        725,328
                       Ambassadors Group, Inc. ....................................        2,200         63,536
                       AMR Corp.+..................................................       53,300      1,354,886
                       Carmike Cinemas, Inc. ......................................        2,400         50,592
                       Carnival Corp. .............................................       65,700      2,742,318
                       Cathay Pacific Airways, Ltd. ...............................        9,000         77,400
                       Continental Airlines, Inc., Class B+........................       21,300        634,740
                       Hilton Hotels Corp. ........................................       27,200        769,216
                       McDonald's Corp. ...........................................       17,300        581,280
                       Papa John's International, Inc.+............................        4,400        146,080
                       Red Lion Hotels Corp. ......................................       20,500        224,475
                       Starbucks Corp.+............................................       15,400        581,504
                       Yum! Brands, Inc. ..........................................       28,600      1,437,722
                                                                                                   -------------
                                                                                                     14,205,612
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 9.6%
                       Communication Equipment -- 0.5%
                       Nokia Oyj ADR...............................................       26,700        540,942
                       Polycom, Inc.+..............................................        2,300         50,416
                       QUALCOMM, Inc. .............................................       38,700      1,550,709
                       Computers & Business Equipment -- 2.1%
                       Apple Computer, Inc.+.......................................       18,900      1,079,568
                       Diebold, Inc. ..............................................       14,100        572,742
                       Electronics for Imaging, Inc.+..............................       19,700        411,336

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Hewlett-Packard Co. ........................................       90,300   $  2,860,704
                       InFocus Corp.+..............................................        1,100          3,146
                       International Business Machines Corp. ......................       45,200      3,472,264
                       RadiSys Corp.+..............................................        6,000        131,760
                       Synopsys, Inc.+.............................................        4,000         75,080
                       Electronics -- 2.0%
                       Applied Materials, Inc.+....................................       36,500        594,220
                       Arrow Electronics, Inc.+....................................        8,300        267,260
                       Axcelis Technologies, Inc.+.................................       23,500        138,650
                       Bel Fuse, Inc. .............................................        4,100        134,521
                       Credence Systems Corp.+.....................................       22,200         77,700
                       Electro Scientific Industries, Inc.+........................        5,500         98,945
                       Emerson Electric Co. .......................................        3,200        268,192
                       Exar Corp. .................................................          700          9,289
                       FEI Co.+....................................................        5,500        124,740
                       Hutchinson Technology, Inc.+................................        6,400        138,432
                       Intel Corp. ................................................      106,000      2,008,700
                       International Rectifier Corp.+..............................          500         19,540
                       KLA-Tencor Corp.+...........................................        2,000         83,140
                       L-3 Communications Holding Corp. ...........................        1,300         98,046
                       Lattice Semiconductor Corp.+................................       13,300         82,194
                       Lecroy Corp. ...............................................       10,200        146,370
                       Linear Technology Corp. ....................................        5,600        187,544
                       LSI Logic Corp.+............................................        7,600         68,020
                       Maxim Integrated Products, Inc. ............................          900         28,899
                       Mentor Graphics Corp. ......................................        1,500         19,470
                       Microchip Technology, Inc. .................................       90,950      3,051,372
                       Novellus Systems, Inc.+.....................................        1,200         29,640
                       NVIDIA Corp. ...............................................        1,200         25,548
                       Pixelworks, Inc.+...........................................       16,400         44,772
                       Qlogic Corp. ...............................................        3,400         58,616
                       Samsung Electronics Co., Ltd. GDR+*.........................          900        282,825
                       Tektronix, Inc. ............................................        9,000        264,780
                       Texas Instruments, Inc. ....................................        4,200        127,218
                       Trimble Navigation, Ltd.+...................................        2,000         89,280
                       Internet Content -- 0.2%
                       Art Technology Group, Inc.+.................................       51,875        154,588
                       Google, Inc., Class A.......................................          450        188,698
                       Lionbridge Technologies, Inc.+..............................       19,700        108,941
                       SupportSoft, Inc.+..........................................        2,000          7,880
                       Symantec Corp.+.............................................        4,200         65,268
                       WatchGuard Technologies, Inc.+..............................        9,500         38,665
                       Yahoo!, Inc.+...............................................        7,000        231,000
                       Software -- 2.4%
                       Actuate Corp.+..............................................       14,300         57,772
                       Adobe Systems, Inc. ........................................       49,408      1,500,027
                       Autodesk, Inc. .............................................       56,600      1,950,436
                       BMC Software, Inc.+.........................................       15,200        363,280
                       Electronic Arts, Inc.+......................................        2,500        107,600
                       Microsoft Corp. ............................................      167,900      3,912,070
                       Network Appliance, Inc.+....................................       45,600      1,609,680
                       Portalplayer, Inc. .........................................       15,500        152,055
                       Quest Software, Inc.+.......................................       10,400        146,016
                       RealNetworks, Inc. .........................................       12,200        130,540
                       Sybase, Inc.+...............................................        4,000         77,600

---------------------
    24

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software (continued)
                       Webex Communications........................................        2,500   $     88,850
                       Websense, Inc. .............................................          200          4,108
                       Telecommunications -- 2.4%
                       ALLTEL Corp. ...............................................       16,300      1,040,429
                       Asia Satellite Telecommunication Holdings, Ltd., ADR........        9,300        156,705
                       AT&T, Inc. .................................................       90,000      2,510,100
                       Cisco Systems, Inc.+........................................       19,100        373,023
                       Embarq Corp. ...............................................          495         20,290
                       Motorola, Inc. .............................................      138,000      2,780,700
                       Sprint Nextel Corp. ........................................       28,900        577,711
                       United States Cellular Corp.+...............................        1,800        109,080
                       USA Mobility, Inc.+.........................................        7,600        126,160
                       Verizon Communications, Inc. ...............................       56,500      1,892,185
                       Vodafone Group, PLC ADR.....................................       17,400        370,620
                                                                                                   -------------
                                                                                                     40,168,667
                                                                                                   -------------
                       MATERIALS -- 2.5%
                       Chemicals -- 0.7%
                       Cabot Corp. ................................................        6,700        231,284
                       du Pont (E.I.) de Nemours and Co. ..........................       22,000        915,200
                       Eden Bioscience Corp. ......................................        2,700          5,130
                       Giant Industries, Inc. .....................................        1,100         73,205
                       Lubrizol Corp. .............................................       11,500        458,275
                       PPG Industries, Inc. .......................................        6,000        396,000
                       Symyx Technologies, Inc. ...................................        2,300         55,545
                       Valspar Corp. ..............................................       19,500        514,995
                       Forest Products -- 0.3%
                       International Paper Co. ....................................        4,000        129,200
                       Plum Creek Timber Co., Inc. ................................       17,100        607,050
                       Weyerhaeuser Co. ...........................................       10,500        653,625
                       Metals & Minerals -- 1.5%
                       Alcan, Inc. ................................................        5,300        248,782
                       Alcoa, Inc. ................................................       64,000      2,071,040
                       Anglo American, PLC ADR.....................................       64,400      1,316,336
                       Cemex SA de CV, ADR.........................................        5,600        319,032
                       Century Aluminum Co.+.......................................        2,800         99,932
                       Ceradyne, Inc. .............................................          100          4,949
                       Kingsgate Consolidated, Ltd. ...............................       59,800        228,408
                       Metal Management, Inc. .....................................        6,000        183,720
                       Minara Resources, Ltd. .....................................      117,600        212,354
                       Oregon Steel Mills, Inc.+...................................        5,000        253,300
                       Peabody Energy Corp. .......................................        7,400        412,550
                       Precision Castparts Corp. ..................................        3,700        221,112
                       Randgold Resources, Ltd. ADR+...............................        6,700        140,700
                       Schnitzer Steel Industries, Inc., Class A...................        8,750        310,450
                       Suburban Propane Partners LP(1).............................        3,300        104,016
                       United States Steel Corp. ..................................        3,300        231,396
                                                                                                   -------------
                                                                                                     10,397,586
                                                                                                   -------------
                       REAL ESTATE -- 4.3%
                       Real Estate Companies -- 0.2%
                       Brookfield Properties Corp. ................................        1,700         54,689
                       McGrath Rentcorp............................................        5,700        158,517
                       National Retail Properties, Inc. ...........................       11,400        227,430
                       Omega Healthcare Investors..................................       14,200        187,724

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts -- 4.1%
                       Alexandria Real Estate Equities, Inc. ......................        6,000   $    532,080
                       AMB Property Corp. .........................................       16,100        813,855
                       Archstone-Smith Trust.......................................        2,400        122,088
                       AvalonBay Communities, Inc. ................................        3,500        387,170
                       Boston Properties, Inc. ....................................        4,400        397,760
                       Corporate Office Properties Trust...........................       12,500        526,000
                       Developers Diversified Realty Corp. ........................       12,000        626,160
                       Duke Realty Corp. ..........................................        9,100        319,865
                       EastGroup Properties, Inc. .................................        3,600        168,048
                       Entertainment Properties Trust..............................       12,000        516,600
                       Equity Inns, Inc. ..........................................       24,900        412,344
                       Equity One, Inc. ...........................................        5,600        117,040
                       Equity Residential..........................................       17,700        791,721
                       Essex Property Trust, Inc. .................................        1,700        189,822
                       General Growth Properties, Inc. ............................       23,300      1,049,898
                       Global Signal, Inc. ........................................        3,800        176,016
                       Health Care Property Investors, Inc. .......................       54,615      1,460,405
                       Health Care REIT, Inc. .....................................        2,100         73,395
                       Healthcare Realty Trust, Inc. ..............................        8,200        261,170
                       Hospitality Properties Trust................................        6,500        285,480
                       Host Marriott Corp. ........................................       21,100        461,457
                       iStar Financial, Inc. ......................................        8,100        305,775
                       Kimco Realty Corp. .........................................       17,000        620,330
                       Macerich Co. ...............................................        8,600        603,720
                       Mid-America Apartment Communities, Inc. ....................        3,000        167,250
                       Nationwide Health Properties, Inc. .........................       45,200      1,017,452
                       Pan Pacific Retail Properties, Inc. ........................        5,100        353,787
                       ProLogis....................................................       15,700        818,284
                       Public Storage, Inc. .......................................        4,900        371,910
                       Redwood Trust, Inc. ........................................        9,100        444,353
                       Simon Property Group, Inc. .................................        8,300        688,402
                       SL Green Realty Corp. ......................................        5,200        569,244
                       United Dominion Realty Trust, Inc. .........................       16,800        470,568
                       Vornado Realty Trust........................................        5,100        497,505
                       Weingarten Realty Investors.................................        7,800        298,584
                       Winston Hotels, Inc. .......................................       23,100        282,975
                                                                                                   -------------
                                                                                                     17,826,873
                                                                                                   -------------
                       UTILITIES -- 0.5%
                       Electric Utilities -- 0.1%
                       NiSource, Inc. .............................................       23,000        502,320
                       Xcel Energy, Inc. ..........................................        7,900        151,522
                       Gas & Pipeline Utilities -- 0.3%
                       Kinder Morgan, Inc. ........................................       10,400      1,038,856
                       Williams Cos., Inc. ........................................        2,400         56,064
                       Telephone -- 0.1%
                       Bellsouth Corp. ............................................        6,400        231,680
                       Iowa Telecommunication Services, Inc. ......................        5,100         96,492
                                                                                                   -------------
                                                                                                      2,076,934
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $230,269,809)......................                 269,107,756
                                                                                                   -------------

---------------------
    26

                                                                                                       VALUE
                       PREFERRED STOCK -- 0.0%                                         SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.0%
                       Real Estate Investment Trusts -- 0.0%
                       Mills Corp. Preferred Series E 8.75% due 05/05/08 (cost
                         $84,061)..................................................        3,700   $     85,174
                                                                                                   -------------

                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 1.5%                                 AMOUNT
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 1.5%
                       Bank of America Mtg. Securities, Inc., Series 2004-4 2A1
                         5.50% due 05/25/34(4).....................................  $ 1,323,598      1,281,605
                       Countrywide Home Loans, Series 2003-13T1 A1 4.00% due
                         08/25/33(4)...............................................      333,664        324,941
                       Countrywide Home Loans, Series 2003-20 A1 5.00% due
                         11/25/18(4)...............................................      908,923        866,329
                       Countrywide Home Loans, Series 2004-4 A5 5.25% due
                         05/25/34(4)...............................................    1,500,000      1,402,627
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2003-8 1A1 5.75% due 04/25/33(4)..........................    1,071,131      1,033,775
                       Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(4)...    1,076,586      1,079,073
                       WFS Financial Owner Trust, Series 2004-3 A4 3.93% due
                         02/17/12..................................................      250,000        244,301
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $6,589,881).............                   6,232,651
                                                                                                   -------------

                       BONDS & NOTES -- 28.9%
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.2%
                       Fred Meyer, Inc. 7.45% due 03/01/08.........................      800,000        819,634
                                                                                                   -------------
                       ENERGY -- 0.2%
                       Covanta Energy Corp. 9.25% due 03/01/22+(2)(3)..............    1,500,000              0
                       Hanover Compressor Co. 4.75% due 03/15/08...................      750,000        726,562
                       Ogden Corp. 9.25% due 03/01/22(2)(3)........................    1,500,000              0
                                                                                                   -------------
                                                                                                        726,562
                                                                                                   -------------
                       FINANCE -- 1.4%
                       Athena Neurosciences Finance LLC 7.25% due 02/21/08.........      750,000        744,375
                       CIT Group, Inc. 7.38% due 04/02/07..........................      500,000        506,228
                       Citigroup, Inc. 5.00% due 09/15/14..........................    1,180,000      1,104,441
                       Fifth Third Bankcorp. 2.70% due 01/30/07....................      250,000        246,175
                       Jefferies Group, Inc. 7.75% due 03/15/12....................      500,000        537,089
                       Legg Mason, Inc. 6.75% due 07/02/08.........................      500,000        509,732
                       Merrill Lynch & Co., Inc. 6.00% due 02/17/09................    1,000,000      1,006,635
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      500,000        519,113
                       Wells Fargo & Co. 4.63% due 04/15/14........................      750,000        690,662
                                                                                                   -------------
                                                                                                      5,864,450
                                                                                                   -------------
                       HEALTHCARE -- 0.7%
                       Cardinal Health, Inc. 6.25% due 07/15/08....................      225,000        226,574
                       Cardinal Health, Inc. 6.75% due 02/15/11....................    1,500,000      1,537,927
                       CV Therapeutics, Inc. (Convertible) 2.00% due 05/16/23......      500,000        406,250
                       Inhale Therapeutics (Convertible) 5.00% due 02/08/07........      250,000        247,188
                       IVAX Corp. (Convertible) 4.50% due 05/15/08.................      750,000        753,750
                                                                                                   -------------
                                                                                                      3,171,689
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 1.0%
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........      750,000        750,000
                       Lockheed Martin Corp. 8.50% due 12/01/29....................      500,000        629,320
                       Norfolk Southern Corp. 5.59% due 05/17/25...................      359,000        334,436
                       Norfolk Southern Corp. 7.25% due 02/15/31...................      391,000        434,150
                       Orbital Sciences Corp., Series B 9.00% due 07/15/11.........      735,000        768,075
                       Waste Management, Inc. 7.38% due 08/01/10...................    1,045,000      1,102,295
                                                                                                   -------------
                                                                                                      4,018,276
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.0%
                       CCM Merger, Inc. 8.00% due 08/01/13.........................      250,000        236,250
                       Cox Enterprises, Inc. 7.88% due 09/15/10*...................    1,500,000      1,584,511

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Frontiervision Operating Partners, LP 11.00% due
                         10/15/06+(5)(6)...........................................  $   500,000   $    705,000
                       Northwest Airlines, Inc., Series 96-1 Pass Through 8.97% due
                         07/02/16(6)...............................................      105,296         95,292
                       Oed Corp. 8.75% due 04/15/12................................    1,250,000      1,257,813
                       Park Place Entertainment Corp. 7.50% due 09/01/09...........      750,000        778,664
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,034,954
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................    1,500,000      1,586,250
                       Southwest Airlines Co., Series 01-1 Pass Through 5.50% due
                         11/01/06..................................................      500,000        500,138
                       Tele-Communications, Inc. 7.88% due 08/01/13................      500,000        538,628
                                                                                                   -------------
                                                                                                      8,317,500
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.1%
                       BEA Systems, Inc. 4.00% due 12/15/06........................      750,000        741,562
                       Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07.....    1,500,000      1,475,625
                       EchoStar Communications Corp. (Convertible) 5.75% due
                         05/15/08..................................................      250,000        245,000
                       Qwest Corp. 8.87% due 03/15/12..............................    1,000,000      1,055,000
                       TriQuint Semiconductor, Inc. (Convertible) 4.00% due
                         03/01/07..................................................    1,250,000      1,228,125
                                                                                                   -------------
                                                                                                      4,745,312
                                                                                                   -------------
                       MATERIALS -- 0.6%
                       Champion International Corp. 7.15% due 12/15/27.............    1,000,000        996,678
                       Jefferson Smurfit Corp. 8.25% due 10/01/12..................      500,000        468,750
                       Tesoro Corp. 6.25% due 11/01/12.............................    1,000,000        950,000
                                                                                                   -------------
                                                                                                      2,415,428
                                                                                                   -------------
                       REAL ESTATE -- 0.9%
                       Developers Diversified Realty Corp. 4.63% due 08/01/10......    1,000,000        952,264
                       Health Care Property Investors, Inc. 6.00% due 03/01/15.....      750,000        729,417
                       Prime Mortgage Trust 4.75% due 11/25/19.....................    1,144,534      1,077,292
                       Shurgard Storage Centers, Inc. 5.88% due 03/15/13...........    1,000,000        993,324
                                                                                                   -------------
                                                                                                      3,752,297
                                                                                                   -------------
                       U.S GOVERNMENT AGENCIES -- 16.8%
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............      966,279        913,949
                       Federal Home Loan Mtg. Corp. 4.50% due 07/01/19.............    1,179,727      1,115,173
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/33.............      621,720        583,610
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............    1,762,733      1,655,124
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............    2,807,815      2,630,650
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/17.............      277,224        272,479
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/18.............      557,894        548,346
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/18.............      546,418        536,811
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............      588,577        577,564
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/31.............      312,749        301,753
                       Federal Home Loan Mtg. Corp. 5.50% due 10/15/31.............    2,000,000      1,949,567
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/32.............      761,222        734,237
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/33.............    1,160,699      1,121,012
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/33.............      624,110        602,795
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............      979,773        945,214
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    2,045,130      1,969,514
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............    1,220,939      1,175,797
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............      226,652        227,072
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............      403,872        404,626
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/31.............      176,836        174,870
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/32.............      101,122         99,937
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............      725,750        717,800
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/34.............      815,438        804,495
                       Federal Home Loan Mtg. Corp. 6.50% due 02/01/14.............      156,959        158,954
                       Federal Home Loan Mtg. Corp. 6.50% due 01/01/32.............      316,345        319,432
                       Federal Home Loan Mtg. Corp. 6.50% due 05/15/30(4)..........    1,088,493      1,094,719
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/15.............       37,703         38,668
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/15.............      104,210        106,880
                       Federal Home Loan Mtg. Corp. 7.00% due 06/01/15.............       45,237         46,385

---------------------
    28

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal Home Loan Mtg. Corp. 7.00% due 12/01/15.............  $     7,483   $      7,673
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/16.............      104,433        107,082
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/27.............       82,874         85,054
                       Federal Home Loan Mtg. Corp. 7.00% due 05/01/30.............          274            281
                       Federal Home Loan Mtg. Corp. 7.00% due 01/01/32.............       88,872         91,093
                       Federal Home Loan Mtg. Corp. 7.50% due 12/01/30.............      110,967        114,877
                       Federal Home Loan Mtg. Corp. 7.50% due 01/01/31.............      147,846        153,055
                       Federal Home Loan Mtg. Corp. 7.50% due 02/01/31.............       25,883         26,794
                       Federal Home Loan Mtg. Corp. 8.00% due 08/01/30.............       23,500         24,789
                       Federal Home Loan PC 4.50% due 06/01/35.....................    1,419,225      1,287,552
                       Federal Home Loan PC 5.00% due 04/01/35.....................      891,659        835,398
                       Federal Home Loan PC 5.00% due 10/01/35.....................      975,704        911,920
                       Federal Home Loan PC 5.50% due 09/01/35.....................    1,199,752      1,153,101
                       Federal Home Loan PC 5.50% due 01/01/36.....................      987,700        949,294
                       Federal Home Loan PC 5.50% due 04/01/36.....................      993,817        954,603
                       Federal Home Loan PC 6.00% due 01/01/35.....................    1,378,337      1,357,749
                       Federal National Mtg. Assoc. 3.00% due 07/16/06.............    1,000,000        985,911
                       Federal National Mtg. Assoc. 3.25% due 11/15/07.............    1,000,000        970,626
                       Federal National Mtg. Assoc. 4.00% due 09/01/18.............    1,439,588      1,330,711
                       Federal National Mtg. Assoc. 4.00% due 10/01/18.............    3,316,972      3,066,108
                       Federal National Mtg. Assoc. 4.50% due 12/01/18.............      622,092        589,658
                       Federal National Mtg. Assoc. 4.50% due 11/01/19.............    1,220,242      1,154,853
                       Federal National Mtg. Assoc. 4.59% due 08/25/23(4)(7).......      321,974        306,787
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    1,211,777      1,169,675
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............    1,072,734      1,035,802
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............      779,958        752,974
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............    1,066,168      1,028,416
                       Federal National Mtg. Assoc. 5.00% due 04/01/34.............    1,487,135      1,394,570
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............      958,653        898,983
                       Federal National Mtg. Assoc. 5.50% due 01/01/17.............      456,222        450,306
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,113,590      1,076,925
                       Federal National Mtg. Assoc. 5.50% due 05/01/33.............      674,308        650,794
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............      995,915        961,531
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............    1,606,368      1,541,645
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      633,562        610,153
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............      754,406        722,595
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............    1,214,417      1,163,715
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............      885,833        853,103
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............      862,544        829,053
                       Federal National Mtg. Assoc. 5.50% due 03/01/35.............    1,133,757      1,091,867
                       Federal National Mtg. Assoc. 6.00% due 08/01/18.............       97,836         97,546
                       Federal National Mtg. Assoc. 6.00% due 10/01/22.............      494,659        492,754
                       Federal National Mtg. Assoc. 6.00% due 05/01/31.............      268,450        265,373
                       Federal National Mtg. Assoc. 6.00% due 08/01/31.............      459,839        454,569
                       Federal National Mtg. Assoc. 6.00% due 04/01/32.............      308,988        305,265
                       Federal National Mtg. Assoc. 6.00% due 01/01/34.............      585,286        577,860
                       Federal National Mtg. Assoc. 6.00% due 09/01/34.............      926,640        913,877
                       Federal National Mtg. Assoc. 6.00% due 10/01/35.............      929,294        915,378
                       Federal National Mtg. Assoc. 6.25% due 02/01/11.............    1,000,000      1,024,181
                       Federal National Mtg. Assoc. 6.50% due 06/01/19.............       80,297         81,340
                       Federal National Mtg. Assoc. 6.50% due 09/01/24.............      152,912        154,315
                       Federal National Mtg. Assoc. 6.50% due 09/01/25.............       23,146         23,382
                       Federal National Mtg. Assoc. 6.50% due 11/01/25.............       49,685         50,176
                       Federal National Mtg. Assoc. 6.50% due 05/01/26.............       28,237         28,530
                       Federal National Mtg. Assoc. 6.50% due 11/01/27.............        1,901          1,921
                       Federal National Mtg. Assoc. 6.50% due 07/01/29.............      413,776        420,097
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............       13,327         13,448
                       Federal National Mtg. Assoc. 6.50% due 01/01/32.............       84,827         85,601
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............      393,468        396,973
                       Federal National Mtg. Assoc. 6.50% due 04/01/32.............      495,812        500,188

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 6.50% due 12/01/32.............  $   200,938   $    202,712
                       Federal National Mtg. Assoc. 6.50% due 07/01/34.............      441,831        445,844
                       Federal National Mtg. Assoc. 7.00% due 05/01/15.............        3,392          3,480
                       Federal National Mtg. Assoc. 7.00% due 12/01/15.............        6,527          6,695
                       Federal National Mtg. Assoc. 7.00% due 01/01/16.............       62,364         63,973
                       Federal National Mtg. Assoc. 7.00% due 04/01/16.............       23,032         23,621
                       Federal National Mtg. Assoc. 7.00% due 05/01/29.............       52,542         53,867
                       Federal National Mtg. Assoc. 7.00% due 09/01/29.............       47,367         48,563
                       Federal National Mtg. Assoc. 7.00% due 12/01/29.............       18,038         18,493
                       Federal National Mtg. Assoc. 7.00% due 01/01/31.............       21,519         22,060
                       Federal National Mtg. Assoc. 7.00% due 07/01/31.............       62,368         63,903
                       Federal National Mtg. Assoc. 7.00% due 04/25/32(4)..........      779,732        797,735
                       Federal National Mtg. Assoc. 7.50% due 11/01/30.............      129,202        132,892
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............      578,318        596,573
                       Federal National Mtg. Assoc. 7.50% due 02/01/31.............       58,672         60,687
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      130,980        134,908
                       Federal National Mtg. Assoc. 8.00% due 01/01/16.............      495,762        520,919
                       Government National Mtg. Assoc. 4.50% due 08/20/32(4).......      147,463        139,797
                       Government National Mtg. Assoc. 5.50% due 07/20/33..........      923,585        892,588
                       Government National Mtg. Assoc. 5.50% due 02/20/34..........      645,132        623,241
                       Government National Mtg. Assoc. 5.50% due 03/20/34..........      625,989        604,747
                       Government National Mtg. Assoc. 6.00% due 05/20/32..........      284,369        281,798
                       Government National Mtg. Assoc. 6.00% due 07/20/33..........      559,874        556,182
                       Government National Mtg. Assoc. 6.00% due 08/15/34..........      992,704        985,829
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      217,737        220,823
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      462,862        469,424
                       Government National Mtg. Assoc. 6.50% due 02/15/24..........      108,935        110,519
                       Government National Mtg. Assoc. 6.50% due 03/20/27..........       12,435         12,578
                       Government National Mtg. Assoc. 6.50% due 04/20/27..........       59,602         60,289
                       Government National Mtg. Assoc. 6.50% due 07/15/32..........      199,807        202,470
                       Government National Mtg. Assoc. 6.50% due 04/20/34..........      393,559        397,121
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........       40,093         41,331
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........        9,519          9,818
                       Government National Mtg. Assoc. 7.00% due 06/15/23..........        9,388          9,682
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       27,902         28,771
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       25,523         26,333
                       Government National Mtg. Assoc. 7.50% due 08/15/30..........       17,223         18,005
                       Government National Mtg. Assoc. 7.50% due 09/15/30..........        8,783          9,182
                       Government National Mtg. Assoc. 7.50% due 11/15/30..........       48,765         50,980
                       Government National Mtg. Assoc. 7.50% due 01/15/31..........       51,804         54,143
                                                                                                   -------------
                                                                                                     70,329,859
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 2.4%
                       United States Treasury Bonds 5.38% due 02/15/31.............    1,000,000      1,017,266
                       United States Treasury Notes 3.25% due 08/15/08.............    1,000,000        962,188
                       United States Treasury Notes 3.38% due 11/15/08.............    2,000,000      1,921,406
                       United States Treasury Notes 3.50% due 12/15/09.............    1,000,000        949,492
                       United States Treasury Notes 4.00% due 11/15/12.............    3,000,000      2,819,766
                       United States Treasury Notes 4.25% due 08/15/14.............    2,500,000      2,354,395
                                                                                                   -------------
                                                                                                     10,024,513
                                                                                                   -------------
                       UTILITIES -- 1.6%
                       El Paso Natural Gas Co. 7.50% due 11/15/26..................    1,800,000      1,763,212
                       El Paso Natural Gas Co. 8.38% due 06/15/32..................      500,000        531,812
                       El Paso Natural Gas Co., Series A 7.63% due 08/01/10........      250,000        254,375
                       Illinois Power Co. 7.50% due 06/15/09.......................      670,000        697,960
                       Metropolitan Edison Co. 4.95% due 03/15/13..................      500,000        466,950
                       Mirant Americas Generation LLC 8.50% due 10/01/21...........    1,000,000        937,500
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............      500,000        468,640
                       Public Service Co. of New Mexico 4.40% due 09/15/08.........      500,000        484,879

---------------------
    30

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Southern Natural Gas Co. 8.00% due 03/01/32.................  $   500,000   $    516,653
                       Texas-New Mexico Power Co. 6.25% due 01/15/09...............      500,000        502,373
                                                                                                   -------------
                                                                                                      6,624,354
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $123,616,214).....................                 120,809,874
                                                                                                   -------------




                       FOREIGN BONDS & NOTES -- 0.9%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.2%
                       Petro-Canada 4.00% due 07/15/13.............................    1,000,000        884,644
                                                                                                   -------------
                       FOREIGN GOVERNMENT BOND -- 0.2%
                       Federal Republic of Brazil 8.00% due 01/15/18...............      791,000        834,505
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Carnival Corp. 3.75% due 11/15/07...........................      250,000        242,900
                       Royal Caribbean Cruises 8.75% due 02/02/11..................      500,000        537,523
                                                                                                   -------------
                                                                                                        780,423
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Deutsche Telekom International 8.00% due 06/15/10...........    1,000,000      1,073,570
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $3,427,873)...............                   3,573,142
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $363,987,838)...                 399,808,597
                                                                                                   -------------
                       REPURCHASE AGREEMENT -- 3.9%
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co; bearing
                         interest at 3.98%, dated 06/30/06, to be repurchased
                         07/03/06 in the amount of $16,291,402 and collateralized
                         by $12,475,000 of United States Treasury Bonds, bearing
                         interest at 8.50% due 02/15/20 and having an approximate
                         value of $16,614,891 (cost $16,286,000)...................  $16,286,000   $ 16,286,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $380,273,838)@                           99.6%                       416,094,597
                       Other assets less liabilities --                  0.4                          1,536,246
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $417,630,843
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $1,867,339 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               # Security represents an investment in an affiliated company; See Note 11.
               @  See Note 6 for cost of investment on a tax basis
              (1) Consists of more than one class of securities traded together as a unit.
              (2) Fair valued security; see Note 2
              (3) Illiquid security
              (4) Collateralized Mortgage Obligation
              (5) Bond in default
              (6) Company has filed Chapter 11 bankruptcy.
              (7) Floating rate security bond where the coupon rate fluctuates.
                  The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.

              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              Pass-Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    10.0%
      Energy Sources...............................     8.9
      Banks........................................     8.2
      Financial Services...........................     6.4
      Telecommunications...........................     6.2
      Business Services............................     5.3
      Aerospace & Military Technology..............     5.1
      Food, Beverage & Tobacco.....................     4.4
      Broadcasting & Media.........................     4.3
      Insurance....................................     4.1
      Retail.......................................     4.0
      Software.....................................     3.7
      Medical Products.............................     3.5
      Household & Personal Products................     3.4
      Multi-Industry...............................     3.4
      Metals & Minerals............................     3.3
      Health Services..............................     2.9
      Internet Content.............................     2.5
      Electronics..................................     2.2
      Energy Services..............................     2.1
      Apparel & Textiles...........................     1.3
      Computers & Business Equipment...............     1.2
      Electric Utilities...........................     1.2
      Leisure & Tourism............................     1.2
      Communication Equipment......................     1.0
      Repurchase Agreement.........................     0.6
                                                      ------
                                                      100.4%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    32

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 99.8%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Apparel & Textiles -- 1.3%
                       NIKE, Inc., Class B.........................................     2,800    $   226,800



                       Retail -- 4.0%
                       Federated Department Stores, Inc. ..........................     6,800        248,880
                       Kohl's Corp.+...............................................     4,300        254,216
                       Lowe's Cos., Inc. ..........................................     2,700        163,809
                                                                                                 ------------
                                                                                                     893,705
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.8%
                       Food, Beverage & Tobacco -- 4.4%
                       Altria Group, Inc. .........................................     4,600        337,778
                       PepsiCo, Inc. ..............................................     6,800        408,272
                       Household & Personal Products -- 3.4%
                       Procter & Gamble Co. .......................................    10,100        561,560
                                                                                                 ------------
                                                                                                   1,307,610
                                                                                                 ------------
                       ENERGY -- 11.0%
                       Energy Services -- 2.1%
                       Halliburton Co. ............................................     4,700        348,787
                       Energy Sources -- 8.9%
                       Chevron Corp. ..............................................     5,100        316,506
                       ConocoPhillips..............................................     5,200        340,756
                       Exxon Mobil Corp. ..........................................     7,300        447,855
                       Noble Energy, Inc. .........................................     6,500        304,590
                       Petro-Canada................................................     2,000         94,820
                                                                                                 ------------
                                                                                                   1,853,314
                                                                                                 ------------
                       FINANCE -- 18.7%
                       Banks -- 8.2%
                       Bank of America Corp. ......................................    11,800        567,580
                       Golden West Financial Corp. ................................     2,800        207,760
                       State Street Corp. .........................................     4,500        261,405
                       UBS AG......................................................     3,100        340,070
                       Financial Services -- 6.4%
                       Citigroup, Inc. ............................................     9,267        447,040
                       E*Trade Financial Corp.+....................................     3,800         86,716
                       Merrill Lynch & Co., Inc. ..................................     4,200        292,152
                       PNC Financial Services Group, Inc. .........................     3,600        252,612
                       Insurance -- 4.1%
                       ACE, Ltd. ..................................................     8,200        414,838
                       AFLAC, Inc. ................................................     1,400         64,890
                       MetLife, Inc. ..............................................     4,200        215,082
                                                                                                 ------------
                                                                                                   3,150,145
                                                                                                 ------------
                       HEALTHCARE -- 16.4%
                       Drugs -- 10.0%
                       Abbott Laboratories.........................................     4,100        178,801

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Amgen, Inc.+................................................     5,600    $   365,288
                       Eisai Co., Ltd., ADR........................................     3,900        174,135
                       Eli Lilly & Co. ............................................     4,000        221,080
                       Sanofi-Aventis ADR..........................................     7,700        374,990
                       Schering-Plough Corp. ......................................    19,300        367,279
                       Health Services -- 2.9%
                       Medco Health Solutions, Inc.+...............................     4,200        240,576
                       Wellpoint, Inc.+............................................     3,400        247,418
                       Medical Products -- 3.5%
                       Alcon Inc...................................................     1,400        137,970
                       Medtronic, Inc. ............................................     9,400        441,048
                                                                                                 ------------
                                                                                                   2,748,585
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 13.8%
                       Aerospace & Military Technology -- 5.1%
                       Boeing Co. .................................................     2,800        229,348
                       Lockheed Martin Corp. ......................................     4,700        337,178
                       United Technologies Corp. ..................................     4,600        291,732
                       Business Services -- 5.3%
                       Automatic Data Processing, Inc. ............................     4,000        181,400
                       First Data Corp. ...........................................     3,400        153,136
                       Fluor Corp. ................................................     2,800        260,204
                       Martin Marietta Materials, Inc. ............................       900         82,035
                       Waste Management, Inc. .....................................     6,100        218,868
                       Multi-Industry -- 3.4%
                       General Electric Co. .......................................    17,100        563,616
                                                                                                 ------------
                                                                                                   2,317,517
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Broadcasting & Media -- 4.3%
                       CBS Corp., Class B..........................................    12,900        348,945
                       Viacom, Inc., Class B.......................................     5,100        182,784
                       Walt Disney Co. ............................................     6,400        192,000
                       Leisure & Tourism -- 1.2%
                       Starwood Hotels & Resorts Worldwide, Inc.(1)................     3,300        199,122
                                                                                                 ------------
                                                                                                     922,851
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 16.8%
                       Communication Equipment -- 1.0%
                       QUALCOMM, Inc. .............................................     4,400        176,308
                       Computers & Business Equipment -- 1.2%
                       EMC Corp.+..................................................    18,200        199,654
                       Electronics -- 2.2%
                       Analog Devices, Inc. .......................................     6,400        205,696
                       Marvell Technology Group Ltd+...............................     3,600        159,588
                       Internet Content -- 2.5%
                       Google, Inc., Class A.......................................     1,000        419,330
                       Software -- 3.7%
                       Adobe Systems, Inc. ........................................     5,700        173,052
                       Microsoft Corp. ............................................    19,300        449,690
                       Telecommunications -- 6.2%
                       Amdocs, Ltd.+...............................................     3,200        117,120

---------------------
    34

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       AT&T, Inc. .................................................     1,000    $    27,890
                       Cisco Systems, Inc.+........................................    16,100        314,433
                       Corning, Inc.+..............................................    13,200        319,308
                       Sprint Nextel Corp. ........................................    13,082        261,509
                                                                                                 ------------
                                                                                                   2,823,578
                                                                                                 ------------
                       MATERIALS -- 3.3%
                       Metals & Minerals -- 3.3%
                       Cameco Corp. ...............................................     5,100        203,847
                       Companhia Vale do Rio Doce ADR..............................    14,500        348,580
                                                                                                 ------------
                                                                                                     552,427
                                                                                                 ------------
                       UTILITIES -- 1.2%
                       Electric Utilities -- 1.2%
                       Dominion Resources, Inc. ...................................     2,800        209,412
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $15,495,083)....               16,779,144
                                                                                                 ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.6%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement (cost
                         $95,000)(2)...............................................  $ 95,000         95,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $15,590,083)@                               100.4%                   16,874,144
                       Liabilities in excess of other assets --             (0.4)                      (66,988)
                                                                           ------                  ------------
                       NET ASSETS --                                       100.0%                  $16,807,156
                                                                           ======                  ============

              -----------------------------
               +  Non-income producing security
               @  See Note 6 for cost of investment on a tax basis.
              (1) Consist of more than one class of securities traded together as a unit.
              (2) See Note 2 for detail of Joint Repurchase Agreement.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                          PORTFOLIO PROFILE -- JUNE 30, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Sources................................    8.3%
      Financial Services............................    8.1
      Drugs.........................................    7.9
      Business Services.............................    6.5
      Banks.........................................    5.8
      Telecommunications............................    5.3
      Electronics...................................    4.8
      Health Services...............................    4.4
      Food, Beverage & Tobacco......................    4.3
      Broadcasting & Media..........................    4.1
      Aerospace & Military Technology...............    4.0
      Software......................................    3.9
      Retail........................................    3.3
      Insurance.....................................    3.1
      Medical Products..............................    3.0
      Metals & Minerals.............................    2.6
      Repurchase Agreement..........................    2.4
      Multi-Industry................................    2.1
      Energy Services...............................    2.0
      Leisure & Tourism.............................    2.0
      Household & Personal Products.................    1.9
      Internet Content..............................    1.8
      Transportation................................    1.2
      Electric Utilities............................    1.1
      Communication Equipment.......................    1.0
      Apparel & Textiles............................    0.9
      Automotive....................................    0.9
      Computers & Business Equipment................    0.8
      Education.....................................    0.6
      Machinery.....................................    0.5
      Real Estate Investment Trusts.................    0.5
      Housing & Household Durables..................    0.3
                                                       -----
                                                       99.4%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    36

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO
                                           INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                                                     (UNAUDITED)

                                                                                                       VALUE
                       COMMON STOCK -- 97.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.4%
                       Apparel & Textiles -- 0.9%
                       Abercrombie & Fitch Co., Class A............................       83,000   $  4,600,690
                       Jos. A. Bank Clothiers, Inc.+...............................      116,650      2,794,934
                       Automotive -- 0.9%
                       O'Reilly Automotive, Inc.+..................................      108,700      3,390,353
                       Oshkosh Truck Corp. ........................................       78,800      3,744,576
                       Housing & Household Durables -- 0.3%
                       D.R. Horton, Inc. ..........................................      108,700      2,589,234
                       Retail -- 3.3%
                       CDW Corp. ..................................................       35,000      1,912,750
                       Coldwater Creek, Inc.+......................................      108,950      2,915,502
                       Federated Department Stores, Inc. ..........................      199,600      7,305,360
                       Lowe's Cos., Inc. ..........................................       95,400      5,787,918
                       Michaels Stores, Inc. ......................................      196,200      8,091,288
                                                                                                   -------------
                                                                                                     43,132,605
                                                                                                   -------------
                       CONSUMER STAPLES -- 6.2%
                       Food, Beverage & Tobacco -- 4.3%
                       Altria Group, Inc. .........................................      202,900     14,898,947
                       General Mills, Inc. ........................................       72,200      3,729,852
                       Loews Corp. ................................................       46,800      2,404,116
                       PepsiCo, Inc. ..............................................      216,700     13,010,668
                       Household & Personal Products -- 1.9%
                       Procter & Gamble Co. .......................................      268,400     14,923,040
                                                                                                   -------------
                                                                                                     48,966,623
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Career Education Corp.+.....................................       89,800      2,684,122
                       ITT Educational Services, Inc.+.............................       29,600      1,947,976
                                                                                                   -------------
                                                                                                      4,632,098
                                                                                                   -------------
                       ENERGY -- 10.3%
                       Energy Services -- 2.0%
                       Patterson-UTI Energy, Inc. .................................      202,100      5,721,451
                       Schlumberger, Ltd. .........................................      154,000     10,026,940
                       Energy Sources -- 8.3%
                       Chesapeake Energy Corp. ....................................      342,900     10,372,725
                       ConocoPhillips..............................................      238,700     15,642,011
                       Exxon Mobil Corp. ..........................................      283,900     17,417,265
                       Noble Energy, Inc. .........................................      433,800     20,327,868
                       Woodside Petroleum, Ltd. ADR................................       64,800      2,118,960
                                                                                                   -------------
                                                                                                     81,627,220
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 17.0%
                       Banks -- 5.8%
                       Bank of America Corp. ......................................      436,600   $ 21,000,460
                       Golden West Financial Corp. ................................      100,200      7,434,840
                       State Street Corp. .........................................      137,100      7,964,139
                       UBS AG......................................................       86,600      9,500,020
                       Financial Services -- 8.1%
                       Affiliated Managers Group, Inc.+............................       56,100      4,874,529
                       Citigroup, Inc. ............................................      347,846     16,780,091
                       E*Trade Financial Corp.+....................................      326,200      7,443,884
                       First Marblehead Corp. .....................................        8,800        501,072
                       IndyMac Bancorp, Inc. ......................................       82,800      3,796,380
                       Merrill Lynch & Co., Inc. ..................................      127,200      8,848,032
                       Nasdaq Stock Market, Inc.+..................................      169,000      5,053,100
                       Nuveen Investments, Class A.................................      183,900      7,916,895
                       PNC Financial Services Group, Inc. .........................      138,800      9,739,596
                       Insurance -- 3.1%
                       ACE, Ltd. ..................................................      226,200     11,443,458
                       Chubb Corp. ................................................       87,000      4,341,300
                       Principal Financial Group, Inc. ............................       68,500      3,812,025
                       W.R. Berkley Corp. .........................................      154,050      5,257,727
                                                                                                   -------------
                                                                                                    135,707,548
                                                                                                   -------------
                       HEALTHCARE -- 15.3%
                       Drugs -- 7.9%
                       Abbott Laboratories.........................................      163,700      7,138,957
                       Alkermes, Inc.+.............................................      162,500      3,074,500
                       Amgen, Inc.+................................................      179,100     11,682,693
                       Biovail Corp.+..............................................       40,000        936,400
                       Eisai Co., Ltd., ADR........................................      145,100      6,478,715
                       Elan Corp. PLC ADR+.........................................       88,200      1,472,940
                       Eli Lilly & Co. ............................................      155,700      8,605,539
                       Sanofi-Aventis ADR..........................................      248,800     12,116,560
                       Schering-Plough Corp. ......................................      574,300     10,928,929
                       Health Services -- 4.4%
                       Aetna, Inc. ................................................       75,500      3,014,715
                       Amedisys, Inc.+.............................................       80,700      3,058,530
                       Coventry Health Care, Inc.+.................................       72,000      3,955,680
                       Health Net, Inc.+...........................................       97,900      4,422,143
                       Medco Health Solutions, Inc.+...............................      158,600      9,084,608
                       Omnicare, Inc. .............................................       76,600      3,632,372
                       Wellpoint, Inc.+............................................      107,500      7,822,775
                       Medical Products -- 3.0%
                       Biomet, Inc. ...............................................       65,235      2,041,203
                       Fisher Scientific International, Inc.+......................       27,200      1,986,960
                       Kinetic Concepts, Inc.+.....................................       72,000      3,178,800
                       Medtronic, Inc. ............................................      305,300     14,324,676
                       Patterson Cos, Inc. ........................................       76,400      2,668,652
                                                                                                   -------------
                                                                                                    121,626,347
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 14.3%
                       Aerospace & Military Technology -- 4.0%
                       Boeing Co. .................................................      106,700      8,739,797
                       Lockheed Martin Corp. ......................................      150,700     10,811,218
                       United Technologies Corp. ..................................      188,500     11,954,670
                       Business Services -- 6.5%
                       Accenture, Ltd.+............................................      180,300      5,106,096

---------------------
    38

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       DST Systems, Inc.+..........................................       53,900   $  3,207,050
                       Fastenal Co. ...............................................       59,800      2,409,342
                       First Data Corp. ...........................................      139,900      6,301,096
                       Fluor Corp. ................................................      112,500     10,454,625
                       Martin Marietta Materials, Inc. ............................       32,900      2,998,835
                       Textron, Inc. ..............................................      123,600     11,393,448
                       Waste Management, Inc. .....................................      286,100     10,265,268
                       Machinery -- 0.5%
                       Terex Corp. ................................................       44,200      4,362,540
                       Multi-Industry -- 2.1%
                       General Electric Co. .......................................      507,400     16,723,904
                       Transportation -- 1.2%
                       Alliance Data Systems Corp.+................................      135,500      7,970,110
                       Con-Way, Inc.+..............................................       22,600      1,309,218
                                                                                                   -------------
                                                                                                    114,007,217
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 6.1%
                       Broadcasting & Media -- 4.1%
                       CBS Corp., Class B..........................................      532,700     14,409,535
                       Time Warner, Inc.+..........................................      468,100      8,098,130
                       Univision Communications, Inc., Class A+....................      151,200      5,065,200
                       Viacom, Inc. ...............................................      133,200      4,773,888
                       Leisure & Tourism -- 2.0%
                       Penn National Gaming, Inc. .................................      241,800      9,377,004
                       Rare Hospitality International, Inc. .......................      110,000      3,163,600
                       Scientific Games Corp. .....................................       64,500      2,297,490
                       Shuffle Master, Inc. .......................................       40,300      1,321,034
                                                                                                   -------------
                                                                                                     48,505,881
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 17.6%
                       Communication Equipment -- 1.0%
                       Avid Technology Inc.+.......................................       87,500      2,916,375
                       QUALCOMM, Inc. .............................................      130,500      5,229,135
                       Computers & Business Equipment -- 0.8%
                       EMC Corp.+..................................................      578,000      6,340,660
                       Electronics -- 4.8%
                       Amphenol Corp., Class A.....................................       88,900      4,974,844
                       Benchmark Electronics, Inc.+................................       85,900      2,071,908
                       Foundry Networks, Inc.+.....................................      141,600      1,509,456
                       Garmin Ltd..................................................        2,000        210,880
                       Lam Research Corp.+.........................................       64,000      2,983,680
                       Marvell Technology Group Ltd+...............................      138,600      6,144,138
                       MEMC Electronic Materials, Inc.+............................       44,000      1,650,000
                       Microchip Technology, Inc. .................................      124,900      4,190,395
                       Qlogic Corp. ...............................................      180,300      3,108,372
                       Sandisk Corp.+..............................................       29,100      1,483,518
                       Symbol Technologies, Inc. ..................................        4,849         52,321
                       Varian Semiconductor Equipment, Inc.+.......................      198,884      6,485,607
                       Waters Corp.+...............................................       79,300      3,520,920

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Content -- 1.8%
                       Akamai Technologies, Inc.+..................................       21,400   $    774,466
                       Google, Inc.+...............................................       25,000     10,483,250
                       Monster Worldwide, Inc.+....................................       32,800      1,399,248
                       Priceline.com, Inc. ........................................       59,700      1,782,642
                       Software -- 3.9%
                       Adobe Systems, Inc.+........................................      320,928      9,743,374
                       Autodesk, Inc.+.............................................       88,100      3,035,926
                       Intuit, Inc.+...............................................       60,100      3,629,439
                       Microsoft Corp. ............................................      615,700     14,345,810
                       Telecommunications -- 5.3%
                       Amdocs, Ltd.+...............................................      122,800      4,494,480
                       AT&T, Inc. .................................................       94,900      2,646,761
                       Cisco Systems, Inc.+........................................      497,500      9,716,175
                       Corning, Inc.+..............................................      463,900     11,221,741
                       Neustar, Inc., Class A+.....................................       72,300      2,440,125
                       Sprint Nextel Corp. ........................................      539,199     10,778,588
                       Syniverse Holdings, Inc. ...................................       35,500        521,850
                                                                                                   -------------
                                                                                                    139,886,084
                                                                                                   -------------
                       MATERIALS -- 2.6%
                       Metals & Minerals -- 2.6%
                       Cameco Corp. ...............................................       57,500      2,298,275
                       Companhia Vale do Rio Doce ADR..............................      302,400      7,269,696
                       Freeport-McMoRan Copper & Gold, Inc. .......................       34,500      1,911,645
                       Newmont Mining Corp. .......................................       21,700      1,148,581
                       Precision Castparts Corp. ..................................       75,400      4,505,904
                       Rio Tinto PLC ADR...........................................       17,800      3,732,838
                                                                                                   -------------
                                                                                                     20,866,939
                                                                                                   -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Simon Property Group, Inc. .................................       52,300      4,337,762
                       UTILITIES -- 1.1%
                       Electric Utilities -- 1.1%
                       Dominion Resources, Inc. ...................................      119,400      8,929,926
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $728,477,624)...                 772,226,250
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.4%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $19,295,000)(1).....................................  $19,295,000     19,295,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $747,772,624)@                            99.4%                      791,521,250
                       Other assets less liabilities --                   0.6                         4,434,937
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $795,956,187
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               @  See Note 6 for cost of investment on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    40

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Drugs........................................    15.7%
      Software.....................................     9.1
      Electronics..................................     6.9
      Broadcasting & Media.........................     5.6
      Energy Sources...............................     5.6
      Communication Equipment......................     5.5
      Business Services............................     4.3
      Medical Products.............................     4.1
      Financial Services...........................     3.9
      Repurchase Agreement.........................     3.9
      Telecommunications...........................     3.9
      Computers & Business Equipment...............     3.7
      Health Services..............................     3.3
      Banks........................................     2.8
      Leisure & Tourism............................     2.7
      Aerospace & Military Technology..............     2.6
      Insurance....................................     2.6
      Retail.......................................     2.6
      Food, Beverage & Tobacco.....................     2.3
      Entertainment Products.......................     1.7
      Household & Personal Products................     1.5
      Internet Content.............................     1.3
      Multi-Industry...............................     1.2
      Transportation...............................     1.2
      Apparel & Textiles...........................     0.6
      Metals & Minerals............................     0.7
      Energy Services..............................     0.4
                                                      ------
                                                       99.7%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                                                     (unaudited)

                                                                                                        VALUE
                       COMMON STOCK 95.8%                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Apparel & Textiles -- 0.6%
                       Dick's Sporting Goods, Inc. ................................      145,000   $    5,742,000
                       Lojas Renner SA.............................................       68,700        3,693,668



                       Retail -- 2.6%
                       Kohl's Corp.+...............................................      292,000       17,263,040
                       Staples, Inc. ..............................................      880,200       21,406,464
                                                                                                   ---------------
                                                                                                       48,105,172
                                                                                                   ---------------
                       CONSUMER STAPLES -- 3.8%
                       Food, Beverage & Tobacco -- 2.3%
                       Panera Bread Co. ...........................................      161,100       10,832,364
                       PepsiCo, Inc. ..............................................      379,100       22,761,164



                       Household & Personal Products -- 1.5%
                       Procter & Gamble Co. .......................................      385,300       21,422,680
                                                                                                   ---------------
                                                                                                       55,016,208
                                                                                                   ---------------
                       ENERGY -- 6.0%
                       Energy Services -- 0.4%
                       Consol Energy, Inc. ........................................      125,000        5,840,000



                       Energy Sources -- 5.6%
                       Chevron Corp. ..............................................      158,400        9,830,304
                       ConocoPhillips..............................................      275,300       18,040,409
                       Petro-Canada................................................      508,974       24,130,457
                       Petroleo Brasileiro SA ADR..................................      118,500        9,461,040
                       Suntech Power Holdings Co., Ltd. ADR........................      211,200        5,966,400
                       Transocean, Inc.+...........................................      188,000       15,100,160
                                                                                                   ---------------
                                                                                                       88,368,770
                                                                                                   ---------------



                       FINANCE -- 9.3%
                       Banks -- 2.8%
                       State Street Corp. .........................................      124,000        7,203,160
                       UBS AG......................................................      311,900       34,215,430



                       Financial Services -- 3.9%
                       E*Trade Financial Corp.+....................................      214,700        4,899,454
                       Legg Mason, Inc. ...........................................       86,100        8,568,672
                       Munchener Ruckversicherungs-Gesellschaft AG.................      166,027       22,681,841
                       Nasdaq Stock Market, Inc. ..................................      695,946       20,808,786



                       Insurance -- 2.6%
                       ACE, Ltd. ..................................................      312,700       15,819,493
                       Assurant, Inc. .............................................      466,800       22,593,120
                                                                                                   ---------------
                                                                                                      136,789,956
                                                                                                   ---------------

---------------------
    42

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------



                       HEALTHCARE -- 23.1%
                       Drugs -- 15.7%
                       Abbott Laboratories.........................................      291,500   $   12,712,315
                       Alkermes, Inc. .............................................      440,500        8,334,260
                       Amgen, Inc.+................................................      281,100       18,336,153
                       Amylin Pharmaceuticals, Inc.+...............................      483,500       23,870,395
                       AstraZeneca PLC ADR.........................................      642,500       38,434,350
                       Cephalon, Inc.+.............................................      125,500        7,542,550
                       CV Therapeutics, Inc. ......................................      286,300        3,999,611
                       Elan Corp. PLC ADR+.........................................      358,000        5,978,600
                       ICOS Corp.+.................................................      562,713       12,374,059
                       Sanofi-Aventis..............................................      298,910       29,171,090
                       Schering-Plough Corp. ......................................    1,823,600       34,703,108
                       Shionogi & Co., Ltd. .......................................      637,000       11,355,120
                       Teva Pharmaceutical Industries, Ltd. ADR....................      617,400       19,503,666
                       Vertex Pharmaceuticals, Inc. ...............................      150,000        5,506,500



                       Health Services -- 3.3%
                       Aetna, Inc. ................................................      715,000       28,549,950
                       Genzyme Corp.+..............................................      112,300        6,855,915
                       Pharmaceutical Product Development, Inc.+...................      166,800        5,858,016
                       UnitedHealth Group, Inc. ...................................      171,200        7,666,336



                       Medical Products -- 4.1%
                       Becton Dickinson & Co. .....................................      118,900        7,268,357
                       Hologic, Inc. ..............................................      159,100        7,853,176
                       Intuitive Surgical, Inc. ...................................       68,300        8,057,351
                       Medtronic, Inc. ............................................      803,400       37,695,528
                                                                                                   ---------------
                                                                                                      341,626,406
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 9.3%
                       Aerospace & Military Technology -- 2.6%
                       Boeing Co. .................................................      178,600       14,629,126
                       Rockwell Collins, Inc. .....................................      411,000       22,962,570



                       Business Services -- 4.3%
                       Accenture, Ltd.+............................................      919,300       26,034,576
                       Fluor Corp. ................................................      264,900       24,617,157
                       Infosys Technologies, Ltd. .................................      100,000        7,641,000
                       Manpower, Inc. .............................................       83,200        5,374,720



                       Multi-Industry -- 1.2%
                       General Electric Co. .......................................      537,200       17,706,112



                       Transportation -- 1.2%
                       C. H. Robinson Worldwide, Inc. .............................      238,100       12,690,730
                       United Parcel Service, Inc. ................................       51,900        4,272,927
                                                                                                   ---------------
                                                                                                      135,928,918
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 10.0%
                       Broadcasting & Media -- 5.6%
                       News Corp. .................................................    1,185,000       22,728,300
                       Viacom, Inc. ...............................................      848,850       30,422,784
                       Walt Disney Co. ............................................      983,900       29,517,000



                       Entertainment Products -- 1.7%
                       Nintendo Co., Ltd. .........................................      103,800       17,414,890
                       Warner Music Group Corp. ...................................      271,900        8,015,612

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)



                       Leisure & Tourism -- 2.7%
                       Airasia Berhad..............................................   12,079,600   $    4,931,120
                       Gol-Linhas Aereas Inteligentes SA GDR+......................      446,300       15,843,650
                       Starwood Hotels & Resorts Worldwide, Inc.(1) ...............      315,800       19,055,372
                                                                                                   ---------------
                                                                                                      147,928,728
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 30.4%
                       Communication Equipment -- 5.5%
                       Nokia Oyj ADR...............................................    1,979,400       40,102,644
                       QUALCOMM, Inc. .............................................    1,005,300       40,282,371



                       Computers & Business Equipment -- 3.7%
                       CSR PLC.....................................................      188,781        4,398,585
                       EMC Corp.+..................................................    2,400,600       26,334,582
                       Focus Media Hldg, Ltd. .....................................       55,700        3,629,412
                       Hewlett-Packard Co. ........................................      217,100        6,877,728
                       Hon Hai Precision Industry Co., Ltd. .......................    2,184,582       13,494,445



                       Electronics -- 6.9%
                       Altera Corp.+...............................................    1,071,700       18,808,335
                       Garmin, Ltd. ...............................................      345,500       36,429,520
                       International Rectifier Corp.+..............................      198,000        7,737,840
                       Lam Research Corp.+.........................................      288,500       13,449,870
                       Marvell Technology Group, Ltd.+.............................      563,800       24,993,254



                       Internet Content -- 1.3%
                       Google, Inc. ...............................................       33,600       14,089,488
                       Monster Worldwide, Inc.+....................................      125,000        5,332,500



                       Software -- 9.1%
                       Adobe Systems, Inc. ........................................      893,300       27,120,588
                       Microsoft Corp. ............................................      691,600       16,114,280
                       Network Appliance, Inc.+....................................    1,254,300       44,276,790
                       Oracle Corp. ...............................................      600,000        8,694,000
                       Sap AG......................................................       72,106       15,217,490
                       TomTom NV...................................................      586,626       22,817,360



                       Telecommunications -- 3.9%
                       Amdocs, Ltd.+...............................................      281,900       10,317,540
                       America Movil SA de CV ADR..................................      542,100       18,030,246
                       American Tower Corp.+.......................................      534,900       16,646,088
                       Crown Castle International Corp.+...........................      210,200        7,260,308
                       Mobile Telesystems ADR......................................      180,700        5,319,808
                                                                                                   ---------------
                                                                                                      447,775,072
                                                                                                   ---------------
                       MATERIALS -- 0.7%
                       Metals & Minerals -- 0.7%
                       Cameco Corp. ...............................................      262,200       10,480,134
                                                                                                   ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,290,609,215)...........................................                 1,412,019,364
                                                                                                   ---------------

---------------------
    44

                                                                                      PRINCIPAL         VALUE
                       REPURCHASE AGREEMENT -- 3.9%                                    AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $57,000,000)(2).....................................  $57,000,000   $   57,000,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,347,609,215)@                        99.7%                       1,469,019,364
                       Other assets less liabilities --                 0.3                            4,727,653
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $1,473,747,017
                                                                      ======                      ===============

              -----------------------------
               +  Non-income producing security
               @  See Note 6 for cost of investments on a tax basis.
              (1) Consists of more than one class of securities traded together as a unit.
              (2) See Note 2 for details of Joint Repurchase Agreement.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Sources...............................    41.7%
      Metals & Minerals............................    37.7
      Energy Services..............................    10.0
      Repurchase Agreement.........................     4.0
      Forest Products..............................     2.8
      Chemicals....................................     2.3
      Gas & Pipeline Utilities.....................     1.7
                                                      ------
                                                      100.2%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    46

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 95.8%                                          SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 51.7%
                       Energy Services -- 10.0%
                       Consol Energy, Inc. ........................................    108,400   $  5,064,448
                       GlobalSantaFe Corp. ........................................     77,776      4,491,564
                       Halliburton Co. ............................................     93,800      6,960,898
                       Massey Energy Corp. ........................................     79,400      2,858,400
                       Valero Energy Corp. ........................................    294,600     19,596,792



                       Energy Sources -- 41.7%
                       BP PLC ADR..................................................    171,300     11,924,193
                       Canadian Natural Resources, Ltd. ...........................    323,000     17,858,604
                       China Petroleum & Chemical Corp. ADR........................     62,900      3,600,396
                       ConocoPhillips..............................................    119,560      7,834,767
                       EnCana Corp. ...............................................    147,482      7,765,826
                       EOG Resources, Inc. ........................................    127,700      8,854,718
                       Exxon Mobil Corp. ..........................................    256,084     15,710,754
                       LUKOIL ADR..................................................    101,500      8,444,800
                       Newfield Exploration Co.+...................................     67,800      3,318,132
                       Noble Energy, Inc. .........................................     72,200      3,383,292
                       Petro-Canada................................................    109,400      5,190,203
                       Petroleo Brasileiro SA ADR..................................     95,100      8,493,381
                       Repsol YPF SA ADR...........................................     93,700      2,629,222
                       Suncor Energy, Inc. ........................................    103,000      8,335,591
                       Surgutneftegaz ADR..........................................     55,700      4,071,670
                       Talisman Energy, Inc. ......................................    781,800     13,642,806
                       Total SA ADR................................................    165,600     10,850,112
                       Transocean, Inc.+...........................................     65,300      5,244,896
                       Western Oil Sands, Inc.+....................................    261,054      7,235,520
                       XTO Energy, Inc. ...........................................    179,042      7,926,189
                                                                                                 -------------
                                                                                                  201,287,174
                                                                                                 -------------
                       MATERIALS -- 42.4%
                       Chemicals -- 2.3%
                       Arkema......................................................      4,140        160,011
                       Royal Dutch Shell PLC, Class A ADR..........................     73,500      4,923,030
                       Royal Dutch Shell PLC, Class B ADR..........................     56,630      3,956,738



                       Forest Products -- 2.8%
                       Abitibi-Consolidated, Inc. .................................    188,700        517,038
                       International Paper Co. ....................................    318,700     10,294,010



                       Metals & Minerals -- 37.3%
                       Alcoa, Inc. ................................................    220,500      7,135,380
                       Alumina, Ltd. ..............................................  1,115,375      5,594,637
                       Aluminum Corp. of China, Ltd. ADR...........................     59,900      4,474,530
                       Anglo American Platinum Corp., Ltd. ........................    138,538     14,588,032
                       Anglo American PLC..........................................     94,392      3,871,515
                       Barrick Gold Corp. .........................................    119,049      3,523,851
                       Cameco Corp. ...............................................    413,800     16,539,586
                       Companhia Siderurgica Nacional SA ADR.......................    122,700      3,950,940
                       Companhia Vale do Rio Doce ADR..............................    683,400     14,064,372

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Companhia Vale do Rio Doce ADR..............................    217,674   $  5,232,883
                       Freeport-McMoRan Copper & Gold, Inc. .......................    136,600      7,569,006
                       Gold Fields, Ltd. ..........................................    231,669      5,234,362
                       Impala Platinum Holdings, Ltd. .............................     19,970      3,675,984
                       Inco, Ltd. .................................................     92,600      6,102,340
                       Mittal Steel Co. NV.........................................    301,909      9,211,244
                       Newmont Mining Corp. .......................................    112,500      5,954,625
                       Vedanta Resources PLC.......................................    568,031     14,317,002
                       Xstrata PLC.................................................    378,656     14,354,329
                                                                                                 -------------
                                                                                                  165,245,445
                                                                                                 -------------
                       UTILITIES -- 1.7%
                       Gas & Pipeline Utilities -- 1.7%
                       Equitable Resources, Inc. ..................................     71,000      2,378,500
                       Western Gas Resources, Inc. ................................     73,300      4,387,005
                                                                                                 -------------
                                                                                                    6,765,505
                                                                                                 -------------
                       TOTAL COMMON STOCK (cost $179,382,636)......................               373,298,124
                                                                                                 -------------
                       PREFERRED STOCK -- 0.4%
                       ---------------------------------------------------------------------------------------
                       MATERIALS -- 0.4%
                       Metals & Minerals -- 0.4%
                       Anglo American Platinum Corp., Ltd. 6.38% (Convertible)
                         (643,695).................................................     37,751      1,437,381
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $180,026,331)...               374,735,505
                                                                                                 -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.0%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $15,785,000)(1).....................................  $15,785,000    15,785,000
                                                                                                   ------------

                       TOTAL INVESTMENTS --
                         (cost $195,811,331)@                           100.2%                    390,520,505
                       Other assets less liabilities --                  (0.2)                       (871,509)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $389,648,996
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               @  See Note 6 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    48

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO
                                              PORTFOLIO PROFILE -- JUNE 30, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Finance......................................    18.0%
      Repurchase Agreement.........................    12.3
      Information Technology.......................    11.2
      U.S. Government Agencies.....................    10.7
      Healthcare...................................    10.1
      Industrial & Commercial......................     8.6
      U.S. Government Obligations..................     8.5
      Energy.......................................     6.9
      Consumer Staples.............................     4.9
      Information & Entertainment..................     3.7
      Consumer Discretionary.......................     3.4
      Materials....................................     2.2
      Utilities....................................     1.0
      Real Estate..................................     0.5
      Municipal Bonds..............................     0.2
                                                      ------
                                                      102.2%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                                                     (UNAUDITED)

                                                                                                         VALUE
                       COMMON STOCK -- 61.7%                                            SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Apparel & Textiles -- 0.8%
                       NIKE, Inc., Class B.........................................        4,700     $   380,700
                       Retail -- 2.4%
                       Federated Department Stores, Inc. ..........................       11,800         431,880
                       Kohl's Corp.+...............................................        7,100         419,752
                       Lowe's Cos., Inc. ..........................................        4,700         285,149
                                                                                                     ------------
                                                                                                       1,517,481
                                                                                                     ------------
                       CONSUMER STAPLES -- 4.9%
                       Food, Beverage & Tobacco -- 2.8%
                       Altria Group, Inc. .........................................        8,100         594,783
                       PepsiCo, Inc. ..............................................       12,000         720,480
                       Household & Personal Products -- 2.1%
                       Procter & Gamble Co. .......................................       17,800         989,680
                                                                                                     ------------
                                                                                                       2,304,943
                                                                                                     ------------
                       ENERGY -- 6.8%
                       Energy Services -- 1.2%
                       Halliburton Co. ............................................        8,100         601,101
                       Energy Sources -- 5.6%
                       Chevron Corp. ..............................................        8,900         552,334
                       ConocoPhillips..............................................        9,000         589,770
                       Exxon Mobil Corp. ..........................................       12,600         773,010
                       Noble Energy, Inc. .........................................       12,200         571,692
                       Petro-Canada................................................        3,500         165,935
                                                                                                     ------------
                                                                                                       3,253,842
                                                                                                     ------------
                       FINANCE -- 11.5%
                       Banks -- 4.9%
                       Bank of America Corp. ......................................       20,100         966,810
                       Golden West Financial Corp. ................................        4,500         333,900
                       State Street Corp. .........................................        7,900         458,911
                       UBS AG......................................................        5,400         592,380
                       Financial Services -- 4.0%
                       Citigroup, Inc. ............................................       16,307         786,650
                       E*Trade Financial Corp.+....................................        6,600         150,612
                       Merrill Lynch & Co., Inc. ..................................        7,200         500,832
                       PNC Financial Services Group, Inc. .........................        6,300         442,071
                       Insurance -- 2.6%
                       ACE, Ltd. ..................................................       14,400         728,496
                       AFLAC, Inc. ................................................        2,800         129,780
                       MetLife, Inc. ..............................................        7,400         378,954
                                                                                                     ------------
                                                                                                       5,469,396
                                                                                                     ------------

---------------------
    50

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 10.0%
                       Drugs -- 6.1%
                       Abbott Laboratories.........................................        7,300     $   318,353
                       Amgen, Inc.+................................................        9,900         645,777
                       Eisai Co., Ltd., ADR........................................        6,500         290,225
                       Eli Lilly & Co. ............................................        7,100         392,417
                       Sanofi-Aventis ADR..........................................       13,100         637,970
                       Schering-Plough Corp. ......................................       32,800         624,184
                       Health Services -- 1.8%
                       Medco Health Solutions, Inc.+...............................        7,300         418,144
                       Wellpoint, Inc.+............................................        5,800         422,066
                       Medical Products -- 2.1%
                       Alcon Inc. .................................................        2,600         256,230
                       Medtronic, Inc. ............................................       15,900         746,028
                                                                                                     ------------
                                                                                                       4,751,394
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 8.4%
                       Aerospace & Military Technology -- 3.1%
                       Boeing Co. .................................................        4,500         368,595
                       Lockheed Martin Corp. ......................................        8,100         581,094
                       United Technologies Corp. ..................................        7,900         501,018
                       Business Services -- 3.3%
                       Automatic Data Processing, Inc. ............................        6,900         312,915
                       First Data Corp. ...........................................        5,700         256,728
                       Fluor Corp. ................................................        4,900         455,357
                       Martin Marietta Materials...................................        1,400         127,610
                       Waste Management, Inc. .....................................       11,500         412,620
                       Multi-Industry -- 2.0%
                       General Electric Co. .......................................       29,300         965,728
                                                                                                     ------------
                                                                                                       3,981,665
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 3.3%
                       Broadcasting & Media -- 2.6%
                       CBS Corp., Class B..........................................       22,000         595,100
                       Viacom, Inc. ...............................................        8,700         311,808
                       Walt Disney Co. ............................................       11,100         333,000
                       Leisure & Tourism -- 0.7%
                       Starwood Hotels & Resorts Worldwide, Inc.(4)................        5,700         343,938
                                                                                                     ------------
                                                                                                       1,583,846
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 10.7%
                       Communication Equipment -- 0.7%
                       QUALCOMM, Inc. .............................................        8,100         324,567
                       Computers & Business Equipment -- 0.7%
                       EMC Corp.+..................................................       31,500         345,555
                       Electronics -- 1.4%
                       Analog Devices, Inc. .......................................       11,000         353,540
                       Marvell Technology Group, Ltd.+.............................        6,600         292,578
                       Internet Content -- 1.5%
                       Google, Inc.+...............................................        1,700         712,861
                       Software -- 2.3%
                       Adobe Systems, Inc.+........................................        9,700         294,492
                       Microsoft Corp. ............................................        3,700         785,210

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 4.1%
                       Amdocs, Ltd.+...............................................        5,200     $   190,320
                       AT&T, Inc. .................................................        6,100         170,129
                       Cisco Systems, Inc.+........................................       31,000         605,430
                       Corning, Inc.+..............................................       22,500         544,275
                       Sprint Nextel Corp. ........................................       22,361         446,996
                                                                                                     ------------
                                                                                                       5,065,953
                                                                                                     ------------
                       MATERIALS -- 2.1%
                       Metals & Minerals -- 2.1%
                       Cameco Corp. ...............................................        9,500         379,715
                       Companhia Vale do Rio Doce ADR..............................       25,400         610,616
                                                                                                     ------------
                                                                                                         990,331
                                                                                                     ------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.8%
                       Dominion Resources, Inc. ...................................        5,200         388,908
                                                                                                     ------------
                       TOTAL COMMON STOCK (cost $27,571,802).......................                   29,307,759
                                                                                                     ------------
                                                                                       PRINCIPAL
                       ASSET-BACKED SECURITIES -- 3.8%                                  AMOUNT
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 3.8%
                       Bank One Issuance Trust, Series 2002 A3 3.59% due
                         05/17/10..................................................   $  100,000          97,662
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% due 08/15/38(1)........................      100,000          94,974
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2 4.74% due 03/13/40(1).........................      100,000          94,183
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4 4.68% due 08/13/39(1).........................      100,000          93,455
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2004-PWR6 A6 4.83% due 11/11/41(1)........................      100,000          93,060
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2005-PWR9 A4A 4.87% due 09/11/42(1).......................       80,000          74,370
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2066-T22 A4 5.47% due 04/12/38(1).........................       25,000          24,447
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due
                         02/15/08..................................................       34,697          34,342
                       Citibank Credit Card Issuance Trust, Series 2002 A1 4.95%
                         due 02/09/09..............................................      100,000          99,635
                       Citigroup/Deutsche Bank Commercial Mtg. Trust, Series
                         2005-CD1 A4 5.23% due 07/15/44(1).........................       80,000          76,692
                       Credit Suisse First Boston Mtg. Capital Certificates, Series
                         2006-C1 A4 5.56% due 02/15/39*(1).........................       75,000          73,181
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................      100,000          89,530
                       Ford Credit Auto Owner Trust, Series 2005-B Class A4 4.38%
                         due 01/15/10..............................................       40,000          39,148
                       Greenwich Capital Commercial Funding Corp., Series 2005 GG5
                         A5 5.22% due 04/10/37(1)..................................      110,000         104,923
                       JP Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDPS A4 5.18% due 12/15/44*(1).......................       70,000          66,656
                       JP Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDkP4 A4 4.92% due 10/15/42*(1)......................       80,000          74,518
                       LB-UBS Commercial Mtg. Trust, Series 2005-C5 A4 4.95% due
                         09/15/30*(1)..............................................       80,000          74,917
                       MBNA Credit Card Master Note Trust, Series 2002 Class A1
                         4.95% due 06/15/09........................................      100,000          99,792
                       Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due
                         07/12/38..................................................       80,000          75,326
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2
                         A2 4.53% due 03/25/35(1)..................................       57,107          55,474
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2
                         A2 4.55% due 04/25/35(1)..................................       62,193          60,369

---------------------
    52

                                                                                       PRINCIPAL         VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                              AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Wells Fargo Mtg. Backed Securities, Series 2006-AR5 2A1
                         5.55% due 04/25/36(1).....................................   $  160,141     $   158,697
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% due
                         02/20/10..................................................       39,726          39,692
                                                                                                     ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,861,486)                                 1,795,043
                                                                                                     ------------

                       BONDS & NOTES -- 23.5%
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12.........      100,000         104,062
                       ENERGY -- 0.1%
                       Midamerican Energy Holdings Co. 6.13% due 04/01/36..........       40,000          37,391
                       FINANCE -- 2.3%
                       Ace Capital Trust II 9.70% due 04/01/30.....................       50,000          61,588
                       Ambac Financial Group, Inc. 5.95% due 12/05/35..............       55,000          51,052
                       Berkshire Hathaway Finance Corp. 4.63% due 10/15/13.........      100,000          92,999
                       Citigroup, Inc. 6.50% due 01/18/11..........................      100,000         103,103
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......      100,000         108,832
                       Financing Corp. Series 12, zero coupon due 12/06/13.........       25,000          16,799
                       Financing Corp. Series 13, zero coupon due 12/27/13.........       25,000          16,738
                       General Electric Capital Corp., Series MTNA 5.88% due
                         02/15/12..................................................      100,000         100,531
                       Hartford Life, Inc. 7.38% due 03/01/31......................      100,000         111,064
                       HSBC Finance Corp. 6.38% due 10/15/11.......................      100,000         102,194
                       Liberty Mutual Insurance 7.88% due 10/15/26*................       75,000          80,093
                       MBIA, Inc. 6.63% due 10/01/28...............................      100,000         101,150
                       Metlife, Inc. 5.00% due 06/15/15............................       50,000          46,253
                       Prudential Financial, Inc. 5.50% due 03/15/16...............       50,000          48,063
                       Wachovia Capital Trust III 5.80% due 03/15/42...............       35,000          33,964
                       Willis North America, Inc. 5.63% due 07/15/15...............       15,000          13,930
                                                                                                     ------------
                                                                                                       1,088,353
                                                                                                     ------------
                       HEALTHCARE -- 0.1%
                       Wellpoint, Inc. 5.00% due 01/15/11..........................       40,000          38,526
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 0.2%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....       99,856         103,814
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 0.4%
                       Viacom, Inc. 6.88% due 04/30/36.............................       80,000          77,205
                       Comcast Corp. 5.65% due 06/15/35............................       50,000          42,436
                       Harrahs Operating, Inc. 6.50% due 06/01/16*.................       45,000          43,847
                       News America, Inc. 6.40% due 12/15/35.......................       55,000          50,870
                                                                                                     ------------
                                                                                                         214,358
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 0.4%
                       Comcast Cable Commercial Holdings 8.38% due 03/15/13........       50,000          55,532
                       Embarq Corp. 8.00% due 06/01/36+............................       20,000          20,102
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............      100,000         103,714
                                                                                                     ------------
                                                                                                         179,348
                                                                                                     ------------
                       MATERIALS -- 0.1%
                       Weyerhaeuser Co. 5.95% due 11/01/08.........................       53,000          53,042
                                                                                                     ------------
                       MUNICIPAL BONDS -- 0.2%
                       Illinois State General Obligation Pension 3.85% due
                         06/01/13..................................................       65,000          58,386
                       Oregon School Boards Assoc. 4.76% due 06/30/28..............       55,000          47,894
                                                                                                     ------------
                                                                                                         106,280
                                                                                                     ------------

                                                           ---------------------

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.5%
                       Brandywine Operating Partnership 6.00% due 04/01/16.........   $   50,000     $    48,323
                       Developers Diversified Reality Co. 5.38% due 10/15/12.......       50,000          48,050
                       Kimco Reality Corp. 5.78% due 03/15/16......................       40,000          38,730
                       Simon Property Group LP 6.10% due 05/01/16..................       80,000          79,382
                                                                                                     ------------
                                                                                                         214,485
                                                                                                     ------------
                       U.S. GOVERNMENT AGENCIES -- 10.7%
                       Federal Home Loan Mtg. Corp. 4.50% due 09/01/35.............      145,604         132,095
                       Federal Home Loan Mtg. Corp. 5.00% due 10/01/35.............      338,468         316,342
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/36.............      329,306         316,501
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............       28,758          29,057
                       Federal Home Loan Mtg. Corp. 6.50% due 09/01/25.............        2,781           2,810
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/25.............       88,242          89,158
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/25.............       29,455          29,761
                       Federal Home Loan Mtg. Corp. 6.50% due July TBA.............      324,000         325,823
                       Federal National Mtg. Assoc. 4.50% due 09/01/35.............      124,003         112,419
                       Federal National Mtg. Assoc. 4.50% due July TBA.............      380,000         344,256
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      655,554         632,342
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............      118,110         113,928
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............       47,591          44,702
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............      105,607          99,197
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............       66,106          61,991
                       Federal National Mtg. Assoc. 5.00% due 08/01/35.............      213,770         199,955
                       Federal National Mtg. Assoc. 5.00% due 09/01/35.............      413,954         387,202
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............      465,262         448,838
                       Federal National Mtg. Assoc. 5.50% due 07/01/35.............      162,875         156,551
                       Federal National Mtg. Assoc. 5.50% due 11/01/35.............       48,289          46,414
                       Federal National Mtg. Assoc. 6.50% due 08/01/28.............       26,729          27,003
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      319,481         309,937
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........       72,543          72,068
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........        4,680           4,746
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........       22,243          22,558
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........        4,767           4,835
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      148,932         151,043
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      163,901         166,224
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........      233,911         237,133
                       Government National Mtg. Assoc. 7.00% due 01/15/33..........      171,319         176,694
                                                                                                     ------------
                                                                                                       5,061,583
                                                                                                     ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 8.3%
                       United States Treasury Bonds 2.38% due 01/15/25.............      373,828         363,839
                       United States Treasury Notes 2.00% due 01/15/16.............      355,030         339,039
                       United States Treasury Notes 3.50% due 02/15/10.............      200,000         189,422
                       United States Treasury Notes 3.75% due 05/15/08.............    1,575,000       1,535,195
                       United States Treasury Notes 3.88% due 07/15/10.............      325,000         310,693
                       United States Treasury Notes 4.38% due 12/15/10.............      625,000         607,080
                       United States Treasury Notes 4.88% due 04/30/11.............      625,000         618,628
                                                                                                     ------------
                                                                                                       3,963,896
                                                                                                     ------------
                       TOTAL BONDS & NOTES (cost $11,369,084)......................                   11,165,138
                                                                                                     ------------

                       FOREIGN BONDS & NOTES -- 0.7%
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Axa 8.60% due 12/15/30......................................      100,000         119,009
                       Telecom Italia Capital 5.25% due 10/01/15...................       85,000          76,936
                                                                                                     ------------
                                                                                                         195,945
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Deutsche Telekom 8.75% due 06/15/30.........................       50,000          57,728
                                                                                                     ------------

---------------------
    54

                                                                                       PRINCIPAL         VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                                AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       UTILITIES -- 0.2%
                       Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*.......   $  100,000     $   100,445
                                                                                                     ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $373,232).................                      354,118
                                                                                                     ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,175,604)....                   42,622,058
                                                                                                     ------------

                       SHORT-TERM INVESTMENT SECURITIES -- 0.2%
                       -------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 0.2%
                       Federal National Mtg. Assoc., Disc. Note 5.01% due
                         08/02/06(2) (cost $99,560)................................      100,000          99,560
                                                                                                     ------------

                       REPURCHASE AGREEMENT -- 12.3%
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $5,810,000)(3)......................................   $5,810,000     $ 5,810,000
                                                                                                     ------------

                       TOTAL INVESTMENTS --
                         (cost $47,085,164)@                             102.2%                    48,531,618
                       Liabilities in excess of other assets --           (2.2)                    (1,037,446)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $47,494,172
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $513,657 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 6 for cost of investments on a tax basis.
              (1) Collateralized Mortgage Obligation
              (2) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
              (3) See Note 2 for details of Joint Repurchase Agreement.
              (4) Consists of more than one class of securities traded together as a unit.
              ADR -- American Depository Receipt
              Pass-Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                               UNREALIZED
                       NUMBER OF                                                 VALUE AT     VALUE AS OF     APPRECIATION
                       CONTRACTS         DESCRIPTION          EXPIRATION DATE   TRADE DATE   JUNE 30, 2006   (DEPRECIATION)
                        ---------------------------------------------------------------------------------------------------
                       6 Long      CME E-Mini S&P 500 Index   September 2006     $378,300      $383,807         $5,507
                       3 Short     U.S. Treasury 5 YR Note    September 2006      310,164       310,219            (55)
                                                                                                                -------
                                                                                                                $5,452
                                                                                                                =======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2006
                                                        (unaudited)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.....................    19.8%
      Finance......................................    17.1
      Information Technology.......................    14.4
      Healthcare...................................    10.5
      Industrial & Commercial......................     7.8
      Repurchase Agreement.........................     6.6
      Energy.......................................     5.5
      Information & Entertainment..................     5.0
      Materials....................................     4.0
      Consumer Staples.............................     3.1
      Consumer Discretionary.......................     2.9
      U.S. Government Obligations..................     2.4
      U.S. Government Agencies.....................     0.4
                                                      ------
                                                       99.5%
                                                      ======

      COUNTRY ALLOCATION*
      United States................................    47.6%
      Japan........................................     6.5
      France.......................................     5.9
      Switzerland..................................     5.5
      United Kingdom...............................     5.0
      Germany......................................     3.4
      Canada.......................................     3.3
      Norway.......................................     2.9
      Italy........................................     2.1
      Australia....................................     2.0
      Denmark......................................     1.9
      Poland.......................................     1.9
      Singapore....................................     1.9
      Netherlands..................................     1.7
      Brazil.......................................     1.4
      Finland......................................     1.3
      Spain........................................     1.3
      Sweden.......................................     1.3
      Mexico.......................................     1.2
      Austria......................................     1.0
      Taiwan.......................................     0.3
      China........................................     0.1
                                                      ------
                                                       99.5%
                                                      ======

    -------------------
     * Calculated as a percentage of net assets.

---------------------
    56

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2006
                                              (unaudited)

                                                                                                           VALUE
                       COMMON STOCK -- 68.3%                                                SHARES        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 9.3%
                       Broadcasting & Media -- 0.5%
                       Viacom, Inc. ...............................................             6,100   $   218,624
                       Communication Equipment -- 1.1%
                       Qualcomm, Inc. .............................................            10,800       432,756
                       Computers & Business Equipment -- 0.4%
                       EMC Corp.+..................................................            13,700       150,289
                       Drugs -- 1.9%
                       Amylin Pharmaceuticals, Inc.+...............................               700        34,559
                       Cephalon, Inc.+.............................................             1,100        66,110
                       Eli Lilly & Co. ............................................             3,500       193,445
                       Forest Laboratories, Inc.+..................................             2,700       104,463
                       ICOS Corp.+.................................................             3,700        81,363
                       Schering-Plough Corp. ......................................            13,700       260,711
                       Electronics -- 0.7%
                       Garmin, Ltd.+...............................................             2,700       284,688
                       Energy Services -- 0.3%
                       Transocean Sedco Forex, Inc.+...............................             1,700       136,544
                       Health Services -- 0.5%
                       UnitedHealth Group, Inc. ...................................             4,600       205,988
                       Leisure & Tourism -- 0.3%
                       Starwood Hotels & Resorts Worldwide, Inc.(8)................             1,700       102,578
                       Retail -- 0.3%
                       Staples, Inc. ..............................................             4,800       116,736
                       Software -- 1.4%
                       Network Appliance, Inc.+....................................            15,800       557,740
                       Telecommunications -- 1.9%
                       Amdocs, Ltd.+...............................................             1,600        58,560
                       American Tower Corp.+.......................................             3,300       102,696
                       Cisco Systems, Inc.+........................................            17,100       333,963
                       Corning, Inc.+..............................................             7,600       183,844
                       Crown Castle International Corp.+...........................             1,900        65,626
                                                                                                        ------------
                                                                                                          3,691,283
                                                                                                        ------------
                       CORE EQUITY -- 26.8%
                       Aerospace & Military Technology -- 1.9%
                       Boeing Co. .................................................             4,700       384,977
                       Lockheed Martin Corp. ......................................             3,200       229,568
                       Rockwell Collins, Inc. .....................................             2,200       122,914
                       Banks -- 1.5%
                       Bank of America Corp. ......................................             7,200       346,320
                       Westpac Banking Corp. ......................................            14,180       245,305

                                                           ---------------------

                                                                                                           VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Broadcasting & Media -- 1.9%
                       Comcast Corp.+..............................................             8,500   $   278,290
                       Walt Disney Co. ............................................            16,100       483,000
                       Business Services -- 1.4%
                       Accenture, Ltd.+............................................             6,400       181,248
                       Fluor Corp. ................................................             1,950       181,213
                       Rakuten, Inc. ..............................................               298       177,071
                       Drugs -- 1.6%
                       Abbott Laboratories.........................................             4,200       183,162
                       Amgen, Inc.+................................................             5,700       371,811
                       Teva Pharmaceutical Industries, Ltd. .......................             3,000        94,770
                       Electrical Equipment -- 0.9%
                       Lam Research Corp. .........................................             7,600       354,312
                       Electronics -- 0.4%
                       Marvell Technology Group, Ltd.+.............................             3,900       172,887
                       Energy Sources -- 2.5%
                       ChevronTexaco Corp. ........................................             5,500       341,330
                       ConocoPhillips..............................................             6,900       452,157
                       XTO Energy, Inc. ...........................................             4,500       199,215
                       Financial Services -- 1.6%
                       Legg Mason, Inc. ...........................................               500        49,760
                       Merrill Lynch & Co., Inc. ..................................             4,400       306,064
                       Nasdaq Stock Market, Inc. ..................................             9,600       287,040
                       Food, Beverage & Tobacco -- 0.5%
                       Altria Group, Inc. .........................................             1,500       110,145
                       PepsiCo, Inc. ..............................................             1,600        96,064
                       Health Services -- 0.5%
                       Aetna, Inc. ................................................             5,100       203,643
                       Household & Personal Products -- 0.4%
                       Procter & Gamble Co. .......................................             2,500       139,000
                       Insurance -- 2.1%
                       Assurant, Inc. .............................................             3,400       164,560
                       Hartford Financial Services Group, Inc. ....................             3,500       296,100
                       Old Mutual PLC..............................................           123,855       373,896
                       Internet Content -- 0.7%
                       Google, Inc.+...............................................               650       272,564
                       Leisure & Tourism -- 0.4%
                       Hilton Hotels Corp. ........................................             5,500       155,540
                       Medical Products -- 1.3%
                       Medtronic, Inc. ............................................            11,000       516,120
                       Metals & Minerals -- 2.2%
                       Alcoa, Inc. ................................................            11,800       381,848
                       Cameco Corp. ...............................................             6,100       243,817
                       Xstrata PLC.................................................             6,553       248,415
                       Multi-Industry -- 0.3%
                       General Electric Co. .......................................             4,000       131,840

---------------------
    58

                                                                                                           VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Retail -- 0.5%
                       Kohl's Corp.+...............................................             2,100   $   124,152
                       Panera Bread Co. ...........................................             1,000        67,240
                       Software -- 1.8%
                       Adobe Systems, Inc. ........................................            11,200       340,032
                       Electronic Arts, Inc.+......................................             3,300       142,032
                       Microsoft Corp. ............................................            10,500       244,650
                       Telecommunications -- 0.9%
                       Chunghwa Telecom Co., Ltd. .................................            10,800       199,476
                       Sprint Corp. ...............................................             7,943       158,781
                       Transportation -- 1.5%
                       C.H. Robinson Worldwide, Inc. ..............................             1,500        79,950
                       Southwest Airlines Co. .....................................            11,600       189,892
                       United Parcel Service, Inc. ................................             3,700       304,621
                                                                                                        ------------
                                                                                                         10,626,792
                                                                                                        ------------
                       GLOBAL CAPITAL APPRECIATION -- 4.5%
                       Finland -- 1.3%
                       Nokia Oyj (Information Technology)..........................            12,500       255,171
                       Nokia Oyj ADR (Information Technology)......................            11,900       241,094
                       Switzerland -- 1.8%
                       UBS AG (New York) (Finance).................................             2,200       241,340
                       UBS AG (Virt-x) (Finance)...................................             4,260       466,925
                       United Kingdom -- 1.4%
                       AstraZeneca PLC ADR (Healthcare)............................             2,200       131,604
                       AstraZeneca PLC (Healthcare)................................             7,249       437,535
                                                                                                        ------------
                                                                                                          1,773,669
                                                                                                        ------------
                       GLOBAL CORE EQUITY -- 27.6%
                       Brazil -- 1.4%
                       Companhia Vale do Rio Doce ADR (Materials)+.................            18,500       444,740
                       Gol-Linhas Aereas Inteligentes SA ADR (Information &
                         Entertainment)+...........................................             2,000        71,000
                       Petroleo Brasileiro SA ADR (Energy).........................               500        39,920
                       Canada -- 1.2%
                       EnCana Corp. (Energy).......................................             2,800       147,437
                       Petro-Canada (Energy).......................................             2,534       120,137
                       Talisman Energy, Inc. (Energy)..............................            10,800       188,466
                       China -- 0.1%
                       Suntech Power Holdings Co., Ltd. ADR (Energy)...............             1,030        29,098
                       France -- 4.6%
                       AXA (Finance)...............................................             6,848       224,754
                       Cie Generale d'Optique Essilor International SA
                         (Healthcare)+.............................................             4,110       413,718
                       Lafarge SA (Materials)......................................             2,048       257,104
                       Peugeot SA (Consumer Discretionary).........................             5,508       342,740
                       Sanofi-Synthelabo SA (Healthcare)...........................             5,889       574,716
                       Germany -- 3.1%
                       Deutsche Telekom AG (Information Technology)+...............            14,000       225,267
                       Muenchener Ruckversicherungs-Gesellschaft AG (Finance)......             4,419       603,703
                       SAP AG (Information Technology).............................             1,946       410,690

                                                           ---------------------

                                                                                                           VALUE
                       COMMON STOCK (CONTINUED)                                             SHARES        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       Italy -- 2.1%
                       Banca Intesa SpA (Finance)..................................            73,541   $   430,807
                       UniCredito Italiano SpA (Finance)...........................            53,392       417,941
                       Japan -- 5.7%
                       Credit Saison Co., Ltd. (Finance)...........................             3,800       179,972
                       Eisai Co., Ltd. (Healthcare)+...............................             5,800       261,010
                       Matsui Securities Co., Ltd. (Finance).......................            12,500       118,293
                       Mitsubishi Heavy Industries, Ltd. (Industrial &
                         Commercial)...............................................            67,000       289,217
                       Nintendo Co., Ltd. (Information & Entertainment)............               600       100,664
                       Nippon Telephone & Telegraph Corp. (Information
                         Technology)...............................................                38       186,281
                       Obayashi Corp. (Industrial & Commercial)....................            30,000       206,309
                       Promise Co., Ltd. (Finance).................................             3,900       225,944
                       Seven & I Holdings Co., Ltd. (Consumer Discretionary).......             9,000       296,487
                       Shinsei Bank (Finance)......................................            42,000       266,079
                       Sony Corp. (Information & Entertainment)....................             2,900       127,971
                       Mexico -- 1.0%
                       America Movil SA de CV ADR (Information Technology).........             3,800       126,388
                       Grupo Televisa SA (Information & Entertainment).............            47,800       185,447
                       Wal-Mart de Mexico SA de CV (Consumer Discretionary)........            35,700        99,785
                       Netherlands -- 1.1%
                       Koninklijke (Royal) Philips Electronics NV (Information
                         Technology)...............................................             8,940       279,350
                       TomTom NV (Information Technology)..........................             4,114       160,018
                       Norway -- 1.0%
                       Statoil ASA (Energy)........................................            13,500       382,777
                       Spain -- 1.3%
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................            24,512       504,142
                       Switzerland -- 3.7%
                       Credit Suisse Group (Finance)+..............................             6,488       362,995
                       Nestle SA (Consumer Staples)................................             2,766       868,794
                       Zurich Financial Services AG (Finance)+.....................             1,141       250,123
                       Taiwan -- 0.3%
                       Chunghwa Telecom Co., Ltd. (Information Technology).........            45,000        81,306
                       Hon Hai Precision Industry Co., Ltd. (Industrial &
                         Commercial)...............................................             7,740        47,811
                       United Kingdom -- 1.0%
                       CSR PLC (Information Technology)............................             1,064        24,791
                       Debenhams PLC (Consumer Discretionary)......................            30,800       107,076
                       EMI Group PLC (Information & Entertainment)+................            46,673       262,160
                                                                                                        ------------
                                                                                                         10,943,428
                                                                                                        ------------
                       TOTAL COMMON STOCK (cost $25,096,664).......................                      27,035,172
                                                                                                        ------------



                       PREFERRED STOCK -- 0.0%
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp., Series C (Convertible) (cost
                         $0)+(2)(3)................................................             1,125             0
                                                                                                        ------------




---------------------
    60

                                                                                           PRINCIPAL       VALUE
                       ASSET-BACKED SECURITIES -- 1.3%                                     AMOUNT(7)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 1.3%
                       Finance -- 1.3%
                       Advanta Mtg. Loan Trust, Series 1999-4 5.70% due
                         11/25/29(6)...............................................       $    10,073   $    10,080
                       Banc of America Commercial Mtg., Inc., Series 2005-6
                         5.35% due 09/10/47........................................            60,000        57,040
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2001-TOP4
                         5.61% due 11/15/33(4).....................................            25,000        24,773
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8
                         4.83% due 08/15/38(4).....................................            25,000        23,744
                       CS First Boston Mtg. Securities Corp., Series 2003-C3
                         3.94% due 05/15/38(4).....................................            20,000        17,906
                       Credit Suisse Mtg. Capital Certificate, Series 2006-C1
                         5.61% due 02/15/39........................................            60,000        58,544
                       GS Mtg. Securities Corp., Series 2006-GG6 5.55% due
                         04/10/38..................................................            60,000        58,550
                       Greenwich Capital Commercial Funding Corp., Series 2005-GG5
                         5.22% due 04/10/37........................................            60,000        57,231
                       JP Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDP4 5.34% due 12/15/44..............................            60,000        57,133
                       JP Morgan Chase Commercial Mtg. Securities Corp., Series
                         2005-LDP5 4.92% due 10/15/42..............................            60,000        55,889
                       LB-UBS Commercial Mtg. Trust, Series 2001-C7 6.13% due
                         12/15/30(4)...............................................            25,000        25,413
                       Merrill Lynch Mortgage Trust, Series 2005-CIP1 5.05% due
                         07/12/38..................................................            60,000        56,494
                                                                                                        ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $492,876)...............                         502,797
                                                                                                        ------------




                       BONDS & NOTES -- 21.4%
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 1.6%
                       Energy -- 0.4%
                       ConocoPhillips 5.03% due 04/11/07(6)........................            70,000        69,993
                       ConocoPhillips 5.13% due 04/09/09(6)........................            70,000        70,063
                       Costilla Energy, Inc. 10.25% due 10/01/06+(1)(2)(3).........           130,000             0
                       Finance -- 0.2%
                       Citigroup Funding, Inc. 2.15% due 10/18/07(2)...............           105,000        75,718
                       Materials -- 0.0%
                       Consumers International, Inc. 10.25% due
                         04/01/05+(1)(2)(3)........................................            50,000             0
                       International Paper Co. 5.38% due 08/11/06..................  EUR       10,000        12,816
                       U.S. Government Agencies -- 0.2%
                       Federal Home Loan Mtg. Corp. 6.44% due 04/01/29(6)..........            43,186        44,167
                       Federal National Mtg. Assoc. 4.79% due 11/01/12.............            25,000        23,803
                       Federal National Mtg. Assoc. 7.57% due 04/01/10.............             7,319         7,677
                       U.S. Government Obligations -- 0.8%
                       United States Treasury Bonds 5.38% due 02/15/31.............            93,000        94,606
                       United States Treasury Notes 2.88% due 11/30/06.............           240,000       237,675
                       Utilities -- 0.0%
                       Virginia Electric & Power Co. 5.38% due 02/01/07............            10,000         9,973
                                                                                                        ------------
                                                                                                            646,491
                                                                                                        ------------
                       GLOBAL CORE BOND -- 19.8%
                       Australia -- 2.0%
                       Commonwealth of Australia 5.25% due 03/15/19................  AUD      130,000        91,827
                       Commonwealth of Australia 5.75% due 06/15/11................  AUD      715,000       530,617
                       Commonwealth of Australia 6.00% due 02/15/17................  AUD      210,000       158,672

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (continued)                                           AMOUNT(7)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       Austria -- 1.0%
                       Republic of Austria 4.30% due 07/15/14......................  EUR      143,000   $   186,340
                       Republic of Austria 5.00% due 07/15/12*.....................  EUR      170,000       229,800
                       Canada -- 2.1%
                       Government of Canada 4.25% due 09/01/09.....................  CAD      275,000       244,800
                       Government of Canada 5.00% due 06/01/14.....................  CAD      165,000       152,018
                       Government of Canada 5.75% due 06/01/29.....................  CAD      215,000       223,463
                       Government of Canada 6.00% due 06/01/11.....................  CAD      235,000       224,196
                       Denmark -- 1.9%
                       Kingdom of Denmark 4.00% due 11/15/10.......................  DKK    3,645,000       624,707
                       Kingdom of Denmark 6.00% due 11/15/09.......................  DKK      335,000        61,371
                       Kingdom of Denmark 7.00% due 11/10/24.......................  DKK      330,000        75,336
                       France -- 1.3%
                       Government of France 3.50% due 07/12/11.....................  EUR      400,000       503,089
                       Germany -- 0.3%
                       Federal Republic of Germany 4.00% due 01/04/37..............  EUR      110,000       133,340
                       Japan -- 0.8%
                       Government of Japan Series 82 2.10% due 09/20/25............  JPY   11,500,000        97,792
                       Government of Japan Series 234 1.40% due 09/20/11...........  JPY   10,900,000        95,017
                       Government of Japan Series 255 1.50% due 09/20/13...........  JPY    3,300,000        28,415
                       Government of Japan Series 275 1.40% due 12/20/15...........  JPY   10,400,000        87,068
                       Mexico -- 0.2%
                       United Mexican States 10.00% due 12/05/24...................  MXN      850,000        78,328
                       Netherlands -- 0.6%
                       Kingdom of Netherlands zero coupon due 07/31/06.............  EUR      175,000       223,373
                       Norway -- 1.9%
                       Kingdom of Norway 5.50% due 05/15/09........................  NOK    1,965,000       328,545
                       Kingdom of Norway 6.50% due 05/15/13........................  NOK    2,340,000       424,747
                       Poland -- 1.9%
                       Government of Poland 5.00% due 10/24/13.....................  PLN      955,000       289,021
                       Government of Poland 6.00% due 11/24/09.....................  PLN    1,325,000       424,075
                       Government of Poland 6.25% due 10/24/15.....................  PLN       85,000        27,787
                       Singapore -- 1.9%
                       Government of Singapore 3.63% due 07/01/11..................  SGD    1,140,000       725,629
                       Oversea-Chinese Banking Corp. 7.25% due 09/06/11............  EUR       15,000        21,741
                       Sweden -- 1.3%
                       Kingdom of Sweden 4.50% due 08/12/15........................  SEK    1,365,000       196,554
                       Kingdom of Sweden 5.00% due 12/01/20........................  SEK      515,000        78,609
                       Kingdom of Sweden 5.25% due 03/15/11........................  SEK    1,605,000       236,599
                       United Kingdom -- 2.6%
                       Credit Agricole (London) 2.75% due 10/17/07.................  EUR       50,000        63,948
                       United Kingdom Gilt Treasury Bond 4.25% due 03/07/36........  GBP      165,000       300,715
                       United Kingdom Gilt Treasury Bond 5.00% due 09/07/14........  GBP      150,000       282,290
                       United Kingdom Gilt Treasury Bond 6.25% due 11/25/10........  GBP      195,000       381,389
                                                                                                        ------------
                                                                                                          7,831,218
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $8,451,275).......................                       8,477,709
                                                                                                        ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $34,040,815)....                      36,015,678
                                                                                                        ------------

---------------------
    62

                                                                                           PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 1.8%                            AMOUNT(7)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 0.2%
                       Federal Home Loan Bank 5.00% due 08/11/06(9)................       $   100,000   $    99,437
                       U.S. GOVERNMENT OBLIGATIONS -- 1.6%
                       United States Treasury Bills 4.70% due 07/27/06.............           625,000       622,901
                                                                                                        ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES
                         (cost $722,338)...........................................                         722,338
                                                                                                        ------------

                       REPURCHASE AGREEMENT -- 6.6%
                       ---------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement
                         (cost $2,605,000)(5)......................................         2,605,000     2,605,000
                                                                                                        ------------

                       TOTAL INVESTMENTS --
                         (cost $37,368,153)@                             99.5%                       39,343,016
                       Other assets less liabilities --                   0.5                           199,680
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $ 39,542,696
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $229,800 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 6 for cost of investments on a tax basis
              (1) Bond in default
              (2) Fair valued security; See Note 2
              (3) Illiquid security
              (4) Collateralized Mortgage Obligation
              (5) See Note 2 for details of Joint Repurchase Agreement
              (6) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
              (7) Denominated in United States dollars unless otherwise
                  indicated.
              (8) Consists of more than one class of securities traded together as a unit.
              (9) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
              ADR -- American Depository Receipt

              OPEN FOREIGN BOND FORWARD CONTRACT
              ------------------------------------------------------------------

                                                                                      VALUE AT     VALUE AS OF     UNREALIZED
                              DESCRIPTION         PRINCIPAL AMOUNT   DELIVERY DATE   TRADE DATE   JUNE 30, 2006   APPRECIATION
                       -------------------------------------------------------------------------------------------------------
                       Japanese Government Bond,
                         Series 213 1.40% due
                         06/22/09
                                                   JPY 41,400,000       07/27/06      $363,722      $365,647       $  1,925
                                                                                                                   =========

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                                        VALUE AT     VALUE AS OF     APPRECIATION
                        CONTRACTS              DESCRIPTION             EXPIRATION DATE  TRADE DATE   JUNE 30, 2006   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                         6   Short.. CME E-Mini S&P 500 Index          September 2006    $374,044      $383,820        $ (9,776)
                         1   Short.. Dow Jones Euro Stoxx 50           September 2006      43,650        46,824          (3,174)
                         2   Short.. Euro-Bobl                         September 2006     280,366       279,027           1,339
                         2   Long.. U.S. Treasury 2 YR Note            September 2006     407,193       405,562          (1,631)
                         2   Short.. U.S. Treasury 5 YR Note           September 2006     207,187       206,812             375
                         3   Long.. U.S. Treasury 10 YR Note           September 2006     312,775       314,578           1,803
                                                                                                                       ---------
                                                                                                                       $(11,064)
                                                                                                                       =========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        APPRECIATION
                       --------------------------------------------------------------------------------
                       *USD            182,291   AUD            246,000     09/20/06     $       323
                       *USD            682,801   BRL          1,585,000     09/20/06          35,743
                       *USD             36,757   CAD             41,000     09/20/06              60
                       *USD          1,626,341   CHF          1,989,000     09/20/06          15,220
                       *USD            278,109   CLP        151,738,000     09/20/06           3,435
                       *USD            116,984   CNY            932,000     08/14/06               9
                       *USD            314,331   CNY          2,495,000     09/20/06             376
                       *USD          9,417,956   EUR          7,396,000     09/20/06          93,661
                       *USD            602,563   GBP            327,000     09/20/06           3,263
                       *USD            401,921   IDR      3,814,048,000     09/20/06           3,771
                       *USD            146,453   ILS            656,000     09/20/06           1,702
                       *USD            485,747   JPY         55,302,000     09/20/06           3,132
                       *USD            676,382   MXN          7,744,000     09/20/06           3,443
                       *USD          1,020,331   NOK          6,380,000     09/20/06          10,405
                       *USD             55,897   PHP          3,000,000     09/20/06             275
                       *USD             71,440   PLN            230,000     09/20/06           1,159
                       *USD            522,842   RUB         14,020,000     09/20/06             337
                       *USD          1,073,147   SEK          7,846,000     09/20/06          24,582
                       *USD          2,731,167   SGD          4,336,000     09/20/06          18,677
                       *USD            980,724   THB         37,650,000     09/20/06           5,480
                       *USD            157,691   TWD          5,117,000     09/20/06           1,751
                       *AUD            157,000   USD            117,718     09/20/06           1,172
                       *CAD          2,727,000   USD          2,465,749     09/20/06          16,957
                       *CHF            530,000   USD            444,057     09/20/06           6,637
                       *CNY            932,000   USD            117,913     08/14/06             919
                       *CNY          6,936,000   USD            876,995     09/20/06           2,124
                       *CNY          3,820,000   USD            490,372     03/21/07              26
                       *DKK          4,590,000   USD            799,244     09/20/06           7,985
                       *GBP          1,057,000   USD          1,976,126     09/20/06          17,845
                       *HKD          2,680,000   USD            345,887     09/20/06              73
                       *HUF          8,681,000   USD             41,528     09/20/06           2,431
                       *JPY        347,831,000   USD          3,102,478     09/20/06          27,595
                       *NOK          6,760,000   USD          1,123,528     09/20/06          31,400
                       *NZD            597,000   USD            373,323     09/20/06          11,145
                       *PLN          2,548,000   USD            816,248     09/20/06          11,976
                       *RUB         11,310,000   USD            422,330     09/20/06             279
                       *SEK          7,706,000   USD          1,091,447     09/20/06          13,305
                       *SGD            745,000   USD            475,683     09/20/06           3,212
                       *TRY             63,000   USD             39,106     09/20/06             692
                       *TWD         18,282,000   USD            572,028     09/20/06           2,374
                                                                                         ------------
                                                                                             384,948
                                                                                         ------------

                       ----
                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *USD             76,734   ARS            234,000    9/20/2006     $    (1,692)
                       *USD            149,834   AUD            200,000    9/20/2006          (1,368)
                       *USD          1,797,149   CAD          1,982,000    9/20/2006         (17,351)
                       *USD             18,433   CHF             22,000    9/20/2006            (276)
                       *USD             25,279   CLP         13,600,000    9/20/2006             (45)
                       *USD            946,791   CNY          7,403,000    9/20/2006         (13,014)
                       *USD         254,149.38   CNY       1,960,000.00    3/21/2007          (2,558)
                       *USD             65,994   DKK            379,000    9/20/2006            (659)
                       *USD            747,028   EUR            574,000    9/20/2006          (8,836)
                       *USD          2,362,629   GBP          1,266,000    9/20/2006         (17,138)
                       *USD            618,049   HKD          4,785,000    9/20/2006            (617)
                       *USD             41,162   HUF          8,740,000    9/20/2006          (1,799)
                       *USD          1,575,839   JPY        176,134,000    9/20/2006         (18,785)
                       *USD            434,940   KRW        411,410,000    9/20/2006            (134)

---------------------
    64

              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *USD            430,942   NOK          2,578,000    9/20/2006     $   (14,447)
                       *USD            627,857   NZD          1,006,000    9/20/2006         (17,553)
                       *USD            191,175   PLN            597,000    9/20/2006          (2,733)
                       *USD            918,034   SEK          6,494,000    9/20/2006          (9,462)
                       *USD             75,925   TRY            120,000    9/20/2006          (2,755)
                       *USD            252,117   TWD          8,040,000    9/20/2006          (1,596)
                        USD            211,708   ZAR          1,426,000    9/20/2006         (13,930)
                       *ARS            234,000   USD             74,487    9/20/2006            (555)
                       *AUD          1,714,000   USD          1,266,744    9/20/2006          (5,612)
                       *BRL          2,476,000   USD          1,062,131    9/20/2006         (60,339)
                       *CAD            404,000   USD            360,903    9/20/2006          (1,881)
                       *CHF          4,116,000   USD          3,381,154    9/20/2006         (15,864)
                       *CLP         67,271,000   USD            123,397    9/20/2006          (1,422)
                       *EUR         10,756,000   USD         13,676,525    9/20/2006        (156,215)
                       *GBP            357,000   USD            656,946    9/20/2006          (4,461)
                       *IDR        400,754,000   USD             42,543    9/20/2006             (84)
                       *ILS            171,000   USD             38,125    9/20/2006            (495)
                       *JPY         91,841,000   USD            805,188    9/20/2006          (6,701)
                       *KRW        120,320,000   USD            125,634    9/20/2006          (1,528)
                       *MXN          7,445,000   USD            652,750    9/20/2006            (827)
                       *NOK          7,136,000   USD          1,140,568    9/20/2006         (12,306)
                       *NZD            430,000   USD            254,838    9/20/2006          (6,028)
                       *PHP          5,236,000   USD             97,426    9/20/2006            (614)
                       *PLN            423,000   USD            131,830    9/20/2006          (1,689)
                       *SEK          2,872,000   USD            392,068    9/20/2006          (9,752)
                       *SGD          2,172,000   USD          1,367,818    9/20/2006          (9,641)
                       *THB          5,170,000   USD            135,252    9/20/2006            (171)
                       *TRY             53,000   USD             31,204    9/20/2006          (1,113)
                                                                                         ------------
                                                                                            (444,046)
                                                                                         ------------
                       Net Unrealized Appreciation (Depreciation)...................     $   (59,098)
                                                                                         ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS  --   Argentine Peso
AUD  --   Australian Dollar
BRL  --   Brazilian Real
CAD  --   Canadian Dollar
CHF  --   Swiss Franc
CLP  --   Chilean Peso
CNY  --   Yuan (Chinese) Renminbi
DKK  --   Danish Krone
EUR  --   Euro
GBP  --   British Pound Sterling
HKD  --   Hong Kong Dollar
HUF  --   Hungarian Forint
IDR  --   Indonesian Rupiah
ILS  --   Israeli Shekel
JPY  --   Japanese Yen
KRW  --   South Korean Won
MXN  --   Mexican Peso
NOK  --   Norwegian Krone
NZD  --   New Zealand Dollar
PHP  --   Philippine Peso
PLN  --   Polish Zloty
RUB  --   Russian Ruble
SEK  --   Swedish Krona
SGD  --   Singapore Dollar
THB  --   Thailand Baht
TRY  --   Turkish Lira
TWD  --   Taiwan Dollar
USD  --   United States Dollar
ZAR  --   South African Rand

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 2006 (unaudited)

                                      MONEY         GOVERNMENT         ASSET
                                      MARKET       AND QUALITY      ALLOCATION
                                    PORTFOLIO     BOND PORTFOLIO     PORTFOLIO
   -----------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $        --     $831,041,699    $398,222,347
   Long-term investment
     securities, at value
     (affiliated)*...............           --               --       1,586,250
   Short-term investment
     securities, at value
     (unaffiliated)*.............   14,246,945               --              --
   Repurchase agreements(cost
     equals market value)........           --       46,115,000      16,286,000
                                   ---------------------------------------------
   Total investments.............   14,246,945      877,156,699     416,094,597
                                   ---------------------------------------------
   Cash..........................        2,389            3,420           8,213
   Foreign cash*.................           --               --           1,740
   Receivable for
     Fund shares sold............          708        3,313,312         492,835
     Dividends and interest......       71,349        6,616,447       1,560,330
     Investments sold............           --       78,740,275         788,015
   Prepaid expenses and other
     assets......................        2,382            8,583          79,623
   Variation margin on futures
     contracts...................           --               --              --
   Unrealized appreciation on
     foreign bond forward
     contracts...................           --               --              --
   Unrealized appreciation on
     forward foreign currency
     contracts...................           --               --              --
                                   ---------------------------------------------
   Total assets..................   14,323,773      965,838,736     419,025,353
                                   ---------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed........       13,918        2,444,646         465,766
     Investments purchased.......           --       38,059,998         541,722
     Investment advisory and
       management fees...........        6,294          417,603         208,711
     Service fees -- Class 2.....           --           16,035           3,809
     Service fees -- Class 3.....           --           68,610           4,526
     Trustees' fees and
       expenses..................       13,102          106,106          13,100
   Other accrued expenses........       39,091          215,994         156,876
   Variation margin on futures
     contracts...................           --          569,677              --
   Unrealized depreciation on
     forward foreign currency
     contracts...................           --               --              --
                                   ---------------------------------------------
   Total liabilities.............       72,405       41,898,669       1,394,510
                                   ---------------------------------------------
   Net assets....................  $14,251,368     $923,940,067    $417,630,843
                                   =============================================
   NET ASSETS REPRESENTED BY:
   Capital paid in...............  $14,251,368     $903,936,614    $361,371,025
   Accumulated undistributed net
     investment income (loss)....           --       53,115,028      18,997,507
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts and foreign
     exchange transactions.......           --      (13,390,397)      1,441,471
   Unrealized appreciation
     (depreciation) on
     investments.................           --      (19,821,517)     35,820,759
   Unrealized appreciation
     (depreciation) on futures
     and foreign bond forward
     contracts...................           --          100,339              --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............           --               --              81
                                   ---------------------------------------------
                                   $14,251,368     $923,940,067    $417,630,843
                                   =============================================
   Class 1 (unlimited shares
     authorized):
     Net assets..................  $14,251,368     $455,277,577    $363,338,460
     Shares of beneficial
       interest issued and
       outstanding...............   14,251,368       31,184,854      23,782,262
     Net asset value, offering
       and redemption price per
       share.....................  $      1.00     $      14.60    $      15.28
                                   ---------------------------------------------
   Class 2 (unlimited shares
     authorized):
     Net assets..................  $        --     $129,609,855    $ 31,089,980
     Shares of beneficial
       interest issued and
       outstanding...............           --        8,889,545       2,039,661
     Net asset value, offering
       and redemption price per
       share.....................  $        --     $      14.58    $      15.24
                                   ---------------------------------------------
   Class 3 (unlimited shares
     authorized):
     Net assets..................  $        --     $339,052,635    $ 23,202,403
     Shares of beneficial
       interest issued and
       outstanding...............           --       23,297,882       1,525,029
     Net asset value, offering
       and redemption price per
       share.....................  $        --     $      14.55    $      15.21
                                   =============================================
   ---------------
   * Cost
       Long-term investment
        securities
        (unaffiliated)...........  $        --     $850,863,216    $362,501,428
                                   =============================================
       Long-term investment
        securities
        (affiliated).............  $        --     $         --    $  1,486,410
                                   =============================================
       Short-term investment
        securities
        (unaffiliated)...........  $14,246,945     $         --    $         --
                                   =============================================
       Foreign cash..............  $        --     $         --    $      1,726
                                   =============================================

    See Notes to Financial Statements

---------------------
    66

---------------------

          GROWTH                                                                    STRATEGIC
            AND                         CAPITAL         NATURAL        MULTI-         MULTI-
          INCOME         GROWTH       APPRECIATION     RESOURCES        ASSET         ASSET
         PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
        ---------------------------------------------------------------------------------------
        $16,779,144   $772,226,250   $1,412,019,364   $374,735,505   $42,622,058   $36,015,678
                 --             --               --             --            --            --
                 --             --               --             --        99,560       722,338
             95,000     19,295,000       57,000,000     15,785,000     5,810,000     2,605,000
        ---------------------------------------------------------------------------------------
         16,874,144    791,521,250    1,469,019,364    390,520,505    48,531,618    39,343,016
        ---------------------------------------------------------------------------------------
              2,563          4,064            3,445          3,566         3,703         2,148
                 --             --          318,061         63,518            --       236,415
              2,111      1,884,103        5,516,354        961,369         6,100         7,094
             24,766        881,572          467,494        443,376       139,392       182,527
             44,490      6,895,222        5,697,593             --     1,319,945       352,225
                960        112,834          438,003         52,250         2,074        56,332
                 --             --               --             --            --         1,476
   ...           --             --               --             --            --         1,925
   ...           --             --               --             --            --       384,948
        ---------------------------------------------------------------------------------------
         16,949,034    801,299,045    1,481,460,314    392,044,584    50,002,832    40,568,106
        ---------------------------------------------------------------------------------------
              6,538      1,971,976        1,605,866      2,052,385        25,546        21,136
             83,213      2,566,967        4,594,483             --     2,367,206       474,405
              9,606        430,653          833,632        225,239        39,046        32,224
                 --          9,402           15,813          5,200            --            --
                 --         35,771           66,354         18,168            --            --
              6,951        109,852          192,022         12,316        25,503        16,816
             35,570        218,237          405,127         82,280        44,787        36,783
   ...           --             --               --             --         6,572            --
   ...           --             --               --             --            --       444,046
        ---------------------------------------------------------------------------------------
            141,878      5,342,858        7,713,297      2,395,588     2,508,660     1,025,410
        ---------------------------------------------------------------------------------------
        $16,807,156   $795,956,187   $1,473,747,017   $389,648,996   $47,494,172   $39,542,696
        =======================================================================================
        $13,222,068   $628,488,965   $1,189,488,487   $174,462,194   $39,538,620   $34,749,633
            139,253      7,190,604        4,659,859      5,259,074     1,172,729       878,950
          2,161,774    116,527,979      158,181,286     15,218,619     5,330,915     2,004,416
          1,284,061     43,748,626      121,410,149    194,709,174     1,446,454     1,974,863
                 --             --               --             --         5,452        (9,139)
                 --             13            7,236            (65)            2       (56,027)
        ---------------------------------------------------------------------------------------
        $16,807,156   $795,956,187   $1,473,747,017   $389,648,996   $47,494,172   $39,542,696
        =======================================================================================
        $16,807,156   $539,085,469   $1,007,244,127   $249,362,684   $47,494,172   $39,542,696
          1,489,593     18,674,580       26,741,142      4,831,059     6,216,540     4,434,608
        $     11.28   $      28.87   $        37.67   $      51.62   $      7.64   $      8.92
        ---------------------------------------------------------------------------------------
        $        --   $ 77,663,222   $  130,270,373   $ 44,517,590   $        --   $        --
                 --      2,694,734        3,479,241        864,979            --            --
        $        --   $      28.82   $        37.44   $      51.47   $        --   $        --
        ---------------------------------------------------------------------------------------
        $        --   $179,207,496   $  336,232,517   $ 95,768,722   $        --   $        --
                 --      6,229,566        9,003,633      1,865,060            --            --
        $        --   $      28.77   $        37.34   $      51.35   $        --   $        --
        =======================================================================================
        $15,495,083   $728,477,624   $1,290,609,215   $180,026,331   $41,175,604   $34,040,815
        =======================================================================================
        $        --   $         --   $           --   $         --   $        --   $        --
        =======================================================================================
        $        --   $         --   $           --   $         --   $    99,560   $   722,338
        =======================================================================================
        $        --   $         --   $      312,153   $     63,553   $        --   $   234,685
        =======================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX-MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                  GOVERNMENT AND      ASSET
                                   MONEY MARKET    QUALITY BOND    ALLOCATION
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
   ---------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (unaffiliated)....    $     --      $         --    $2,718,222
     Dividends (affiliated)......          --                --            --
     Interest (unaffiliated).....     321,989        22,968,748     4,184,014
     Interest (affiliated).......          --                --        82,500
                                   -------------------------------------------
       Total investment income
        *........................     321,989        22,968,748     6,984,736
                                   -------------------------------------------
   EXPENSES:
     Investment advisory and
       management fees...........      34,088         2,540,521     1,317,583
     Service fees:
       Class 2...................          --            99,882        23,923
       Class 3...................          --           395,850        25,056
     Custodian and accounting
       fees......................      14,176           144,056        86,363
     Reports to shareholders.....         699            45,652        20,668
     Audit and tax fees..........      15,474            15,314        13,524
     Legal fees..................       1,966             9,542         5,477
     Trustees' fees and
       expenses..................         198            14,166         6,556
     Interest expense............          --                --            --
     Insurance expense...........         145             9,897         4,902
     Other expenses..............       1,488             2,131         2,403
                                   -------------------------------------------
   Total expenses before custody
     credits and fees paid
     indirectly..................      68,234         3,277,011     1,506,455
     Custody credits earned on
       cash balances.............        (294)           (2,405)         (448)
     Fees paid indirectly (Note
       4)........................          --                --       (49,316)
                                   -------------------------------------------
       Net expenses..............      67,940         3,274,606     1,456,691
                                   -------------------------------------------
     Net investment income
       (loss)....................     254,049        19,694,142     5,528,045
                                   -------------------------------------------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
   Net realized gain (loss) on
     investments
     (unaffiliated)..............          --        (9,007,478)   10,940,518
   Net realized gain (loss) on
     investments (affiliated)....          --                --            --
   Net realized gain (loss) on
     futures contracts and
     foreign bond forward
     contracts...................          --         1,354,782            --
   Net realized foreign exchange
     gain (loss) on other assets
     and liabilities.............          --                --        (1,097)
                                   -------------------------------------------
   Net realized gain (loss) on
     investments and foreign
     currencies..................          --        (7,652,696)   10,939,421
                                   -------------------------------------------
   Change in unrealized
     appreciation (depreciation)
     on investments
     (unaffiliated)..............          --       (24,275,468)   (7,675,155)
   Change in unrealized
     appreciation (depreciation)
     on investments
     (affiliated)................          --                --       (28,125)
   Change in unrealized
     appreciation (depreciation)
     on futures contracts and
     foreign bond forward
     contracts...................          --           137,651            --
   Change in unrealized foreign
     exchange gain (loss) on
     other assets and
     liabilities.................          --                --            78
                                   -------------------------------------------
   Net unrealized gain (loss) on
     investments and foreign
     currencies..................          --       (24,137,817)   (7,703,202)
                                   -------------------------------------------
   Net realized and unrealized
     gain (loss) on investments
     and foreign currencies......          --       (31,790,513)    3,236,219
                                   -------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................    $254,049      $(12,096,371)   $8,764,264
                                   ===========================================
   ---------------
     * Net of foreign withholding
     taxes on interest and
     dividends of................    $     --      $         --    $   20,948
                                   ===========================================

    See Notes to Financial Statements

---------------------
    68

---------------------

          GROWTH                       CAPITAL        NATURAL                    STRATEGIC
        AND INCOME      GROWTH      APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
        -----------------------------------------------------------------------------------
         $143,122    $  5,521,543   $   7,734,615   $ 4,316,006   $   264,602   $   268,045
   ...        431          15,758              --            --           715            --
            3,920         402,358       1,991,671       312,576       441,971       252,420
   ...         --              --              --            --            --            --
        -----------------------------------------------------------------------------------
          147,473       5,939,659       9,726,286     4,628,582       707,288       520,465
        -----------------------------------------------------------------------------------
           61,771       2,705,323       5,257,238     1,406,163       247,118       202,090
               --          59,880         100,932        33,270            --            --
               --         210,609         381,613       100,550            --            --
           14,361         100,544         212,782        54,822        21,428        50,034
              973          38,686          73,082        16,169         2,737         2,194
           13,468          13,479          13,486        13,471        13,475        16,521
            1,938           8,427          14,055         4,591         2,255         2,172
               85          12,141          21,729         4,848           692           415
               --              --              --            --           155            --
              197           8,091          14,613         2,481           573           424
              174             127             449           718           492           533
        -----------------------------------------------------------------------------------
           92,967       3,157,307       6,089,979     1,637,083       288,925       274,383
   ...        (46)           (178)         (3,137)         (647)          (92)           --
             (943)        (69,008)       (111,229)       (1,571)       (1,864)       (2,229)
        -----------------------------------------------------------------------------------
           91,978       3,088,121       5,975,613     1,634,865       286,969       272,154
        -----------------------------------------------------------------------------------
           55,495       2,851,538       3,750,673     2,993,717       420,319       248,311
        -----------------------------------------------------------------------------------
          456,378      38,315,167     156,834,932     5,564,124     1,472,504     2,742,691
           94,514       6,501,034              --            --       278,397            --
               --              --              --            --        (8,807)      (21,977)
               --             263         (72,296)      (11,884)            5      (789,786)
        -----------------------------------------------------------------------------------
          550,892      44,816,464     156,762,636     5,552,240     1,742,099     1,930,928
        -----------------------------------------------------------------------------------
         (144,470)    (22,003,523)   (125,790,127)   48,894,237    (1,738,938)   (1,116,393)
         (253,523)     (6,639,311)             --            --      (284,442)           --
               --              --              --            --       (29,963)      (45,800)
               --             759           5,830           (11)            2       (21,642)
        -----------------------------------------------------------------------------------
         (397,993)    (28,642,075)   (125,784,297)   48,894,226    (2,053,341)   (1,183,835)
        -----------------------------------------------------------------------------------
          152,899      16,174,389      30,978,339    54,446,466      (311,242)      747,093
        -----------------------------------------------------------------------------------
         $208,394    $ 19,025,927   $  34,729,012   $57,440,183   $   109,077   $   995,404
        ===================================================================================
         $  2,933    $     79,901   $     637,340   $   209,722   $     5,495   $    33,875
        ===================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                              MONEY MARKET                 GOVERNMENT AND QUALITY BOND
                                               PORTFOLIO                            PORTFOLIO
                                   ----------------------------------   ----------------------------------
                                   FOR THE PERIOD                       FOR THE PERIOD
                                       ENDED          FOR THE YEAR          ENDED          FOR THE YEAR
                                   JUNE 30, 2006          ENDED         JUNE 30, 2006          ENDED
                                    (UNAUDITED)     DECEMBER 31, 2005    (UNAUDITED)     DECEMBER 31, 2005
   -------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $   254,049        $   324,752       $ 19,694,142      $ 33,486,708
     Net realized gain (loss) on
       investments and foreign
       currencies................            --                 --         (7,652,696)        2,492,202
     Net unrealized gain (loss)
       on investments and foreign
       currencies................            --                 --        (24,137,817)      (12,617,786)
                                   -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................       254,049            324,752        (12,096,371)       23,361,124
                                   -----------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........      (254,049)          (324,752)                --       (20,016,661)
     Net investment
       income -- Class 2.........            --                 --                 --        (5,414,908)
     Net investment
       income -- Class 3.........            --                 --                 --       (10,122,521)
     Net realized gain on
       securities -- Class 1.....            --                 --                 --                --
     Net realized gain on
       securities -- Class 2.....            --                 --                 --                --
     Net realized gain on
       securities -- Class 3.....            --                 --                 --                --
                                   -----------------------------------------------------------------------
   Total distributions to
     shareholders................      (254,049)          (324,752)                --       (35,554,090)
                                   -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................       702,650         (2,546,380)        (9,464,516)       32,733,271
                                   -----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................       702,650         (2,546,380)       (21,560,887)       20,540,305
                                   -----------------------------------------------------------------------
   NET ASSETS:
   Beginning of period...........    13,548,718         16,095,098        945,500,954       924,960,649
                                   -----------------------------------------------------------------------
   End of period*................   $14,251,368        $13,548,718       $923,940,067      $945,500,954
                                   =======================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $        --        $        --       $ 53,115,028      $ 33,420,886
                                   =======================================================================

See Notes to Financial Statements

---------------------
    70

---------------------

               ASSET ALLOCATION                    GROWTH AND INCOME                          GROWTH
                  PORTFOLIO                            PORTFOLIO                            PORTFOLIO
      ----------------------------------   ----------------------------------   ----------------------------------
      FOR THE PERIOD                       FOR THE PERIOD                       FOR THE PERIOD
          ENDED          FOR THE YEAR          ENDED          FOR THE YEAR          ENDED          FOR THE YEAR
      JUNE 30, 2006          ENDED         JUNE 30, 2006          ENDED         JUNE 30, 2006          ENDED
       (UNAUDITED)     DECEMBER 31, 2005    (UNAUDITED)     DECEMBER 31, 2005    (UNAUDITED)     DECEMBER 31, 2005
      ------------------------------------------------------------------------------------------------------------
       $  5,528,045      $ 13,073,136       $    55,495        $    90,790       $  2,851,538      $  4,445,423
         10,939,421        21,081,908           550,892          1,715,671         44,816,464        74,210,125
         (7,703,202)      (11,924,397)         (397,993)          (944,745)       (28,642,075)      (25,740,294)
      ------------------------------------------------------------------------------------------------------------
          8,764,264        22,230,647           208,394            861,716         19,025,927        52,915,254
      ------------------------------------------------------------------------------------------------------------
                 --       (12,529,599)               --           (171,331)                --        (5,013,152)
                 --          (927,567)               --                 --                 --          (597,574)
                 --          (459,109)               --                 --                 --          (894,150)
                 --                --                --           (732,273)                --       (21,049,295)
                 --                --                --                 --                 --        (2,957,331)
                 --                --                --                 --                 --        (4,972,229)
      ------------------------------------------------------------------------------------------------------------
                 --       (13,916,275)               --           (903,604)                --       (35,483,731)
      ------------------------------------------------------------------------------------------------------------
        (37,796,393)      (70,752,628)       (1,491,145)        (1,878,656)       (24,709,537)      (23,997,340)
      ------------------------------------------------------------------------------------------------------------
....     (29,032,129)      (62,438,256)       (1,282,751)        (1,920,544)        (5,683,610)       (6,565,817)
      ------------------------------------------------------------------------------------------------------------
        446,662,972       509,101,228        18,089,907         20,010,451        801,639,797       808,205,614
      ------------------------------------------------------------------------------------------------------------
       $417,630,843      $446,662,972       $16,807,156        $18,089,907       $795,956,187      $801,639,797
      ============================================================================================================
       $ 18,997,507      $ 13,469,462       $   139,253        $    83,758       $  7,190,604      $  4,339,066
      ============================================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                          CAPITAL APPRECIATION
                                               PORTFOLIO
                                   ----------------------------------
                                   FOR THE PERIOD
                                       ENDED          FOR THE YEAR
                                   JUNE 30, 2006          ENDED
                                    (UNAUDITED)     DECEMBER 31, 2005
   ------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................  $    3,750,673    $    1,176,403
     Net realized gain (loss) on
       investments and foreign
       currencies................     156,762,636       134,167,449
     Net unrealized gain (loss)
       on investments and foreign
       currencies................    (125,784,297)       18,264,886
                                   ----------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................      34,729,012       153,608,738
                                   ----------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........              --        (3,045,455)
     Net investment
       income -- Class 2.........              --          (207,746)
     Net investment
       income -- Class 3.........              --          (183,121)
     Net realized gain on
       securities -- Class 1.....              --                --
     Net realized gain on
       securities -- Class 2.....              --                --
     Net realized gain on
       securities -- Class 3.....              --                --
                                   ----------------------------------
   Total distributions to
     shareholders................              --        (3,436,322)
                                   ----------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................     (32,195,155)     (136,258,699)
                                   ----------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................       2,533,857        13,913,717
                                   ----------------------------------
   NET ASSETS:
   Beginning of period...........   1,471,213,160     1,457,299,443
                                   ----------------------------------
   End of period*................  $1,473,747,017    $1,471,213,160
                                   ==================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............  $    4,659,859    $      909,186
                                   ==================================

    See Notes to Financial Statements

---------------------
    72

---------------------

              NATURAL RESOURCES                       MULTI-ASSET                     STRATEGIC MULTI-ASSET
                  PORTFOLIO                            PORTFOLIO                            PORTFOLIO
      ----------------------------------   ----------------------------------   ----------------------------------
      FOR THE PERIOD                       FOR THE PERIOD                       FOR THE PERIOD
          ENDED          FOR THE YEAR          ENDED          FOR THE YEAR          ENDED          FOR THE YEAR
      JUNE 30, 2006          ENDED         JUNE 30, 2006          ENDED         JUNE 30, 2006          ENDED
       (UNAUDITED)     DECEMBER 31, 2005    (UNAUDITED)     DECEMBER 31, 2005    (UNAUDITED)     DECEMBER 31, 2005
      ------------------------------------------------------------------------------------------------------------
       $  2,993,717      $  2,299,404       $   420,319        $   772,032       $   248,311       $   282,370
          5,552,240        10,632,542         1,742,099          4,052,785         1,930,928         4,492,961
         48,894,226        83,860,122        (2,053,341)        (2,857,165)       (1,183,835)       (1,113,862)
      ------------------------------------------------------------------------------------------------------------
         57,440,183        96,792,068           109,077          1,967,652           995,404         3,661,469
      ------------------------------------------------------------------------------------------------------------
                 --          (967,146)               --           (993,240)               --          (277,833)
                 --          (131,237)               --                 --                --                --
                 --          (137,057)               --                 --                --                --
                 --        (9,167,196)               --         (2,251,020)               --                --
                 --        (1,580,297)               --                 --                --                --
                 --        (1,991,439)               --                 --                --                --
      ------------------------------------------------------------------------------------------------------------
                 --       (13,974,372)               --         (3,244,260)               --          (277,833)
      ------------------------------------------------------------------------------------------------------------
          7,061,088        51,347,366        (3,602,634)        (6,563,817)       (2,019,057)       (5,170,547)
      ------------------------------------------------------------------------------------------------------------
         64,501,271       134,165,062        (3,493,557)        (7,840,425)       (1,023,653)       (1,786,911)
      ------------------------------------------------------------------------------------------------------------
        325,147,725       190,982,663        50,987,729         58,828,154        40,566,349        42,353,260
      ------------------------------------------------------------------------------------------------------------
       $389,648,996      $325,147,725       $47,494,172        $50,987,729       $39,542,696       $40,566,349
      ============================================================================================================
       $  5,259,074      $  2,265,357       $ 1,172,729        $   752,410       $   878,950       $   630,639
      ============================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company. The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa3 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

---------------------
    74

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward currency contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

                                                           ---------------------

  At June 30, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                              PERCENTAGE   PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   ----------
Government and Quality Bond.................................    29.71%     46,115,000
Growth and Income...........................................     0.06          95,000
Growth......................................................    12.43      19,295,000
Capital Appreciation........................................    36.72      57,000,000
Natural Resources...........................................    10.17      15,785,000
Multi-Asset.................................................     3.74       5,810,000
Strategic Multi-Asset.......................................     1.68       2,605,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  UBS Securities, LLC, dated June 30, 2006, bearing interest at a rate of 4.50% per annum, with a principal amount of $155,240,000 and a repurchase price of $155,298,215, a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

TYPE OF COLLATERAL                                            INTEREST RATE   MATURITY DATE   PRINCIPAL AMOUNT   MARKET VALUE
------------------                                            -------------   -------------   ----------------   ------------
U.S. Treasury Bonds.........................................      8.75%         08/15/20        $ 22,364,000     $ 30,492,475
U.S. Treasury Bonds.........................................      7.88          02/15/21         100,000,000      127,866,671

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

---------------------
    76

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

                                                           ---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and WM Advisors, Inc. ("WMA") act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and WMA manage the investment and reinvestment of the assets of the Trust. Wellington Management and WMA are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and WMA fees out of advisory fees it receives from the Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to WMA, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the six months ended June 30, 2006, SAAMCo received fees of $13,771,895 from the Trust, of which SAAMCo informed the Trust that $9,434,443 was retained and $4,337,452 was paid to Wellington Management and WMA.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

---------------------
    78

NOTE 4: EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the six months ended June 30, 2006, the amount of expense reductions received by each Portfolio used to offset the Portfolio's nonaffiliated expenses were as follows:

                                                              TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
----------------------------------------------------------------------------
Asset Allocation............................................     $ 49,316
Growth and Income...........................................          943
Growth......................................................       69,008
Capital Appreciation........................................      111,229
Natural Resources...........................................        1,571
Multi-Asset.................................................        1,864
Strategic Multi-Asset.......................................        2,229

NOTE 5. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2006 were as follows:

                                        GOVERNMENT AND      ASSET       GROWTH AND                    CAPITAL        NATURAL
                         MONEY MARKET    QUALITY BOND     ALLOCATION      INCOME        GROWTH      APPRECIATION    RESOURCES
                          PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                         ------------   --------------   ------------   ----------   ------------   ------------   -----------
Purchases (excluding
  U.S. government
  securities)..........       $--        $ 85,133,148    $ 57,170,880   $5,031,754   $391,953,040   $868,038,257   $20,502,599
Sales (excluding U.S.
  government
  securities)..........       --           63,764,036      80,415,751    6,593,874    415,451,358    915,398,046    14,894,169
Purchases of U.S.
  government
  securities...........       --          222,626,067       2,097,222           --             --             --            --
Sales of U.S.
  government
  securities...........       --          333,560,119       7,902,023           --             --             --            --

                                        STRATEGIC
                         MULTI-ASSET   MULTI-ASSET
                          PORTFOLIO     PORTFOLIO
                         -----------   -----------
Purchases (excluding
  U.S. government
  securities)..........  $12,559,221   $21,341,836
Sales (excluding U.S.
  government
  securities)..........   19,393,823    24,366,618
Purchases of U.S.
  government
  securities...........    7,269,189     4,207,347
Sales of U.S.
  government
  securities...........    7,976,179     6,421,535

NOTE 6. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, and derivatives transactions.

                                                                       FOR THE YEAR ENDED DECEMBER 31, 2005
                                                    ---------------------------------------------------------------------------
                                                               DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                    ---------------------------------------------   ---------------------------
                                                                    LONG-TERM        UNREALIZED
                                                     ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY       LONG-TERM
PORTFOLIO                                             INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
Money Market......................................  $    13,476    $        --      $         --    $   324,752    $        --
Government and Quality Bond.......................   34,344,617     (3,416,042)        3,611,427     35,554,090             --
Asset Allocation..................................   13,482,259     (4,906,969)       38,933,060     13,916,275             --
Growth and Income.................................      437,661      1,398,334         1,547,706        171,331        732,273
Growth............................................   25,984,822     52,032,084        70,534,507      6,504,876     28,978,855
Capital Appreciation..............................    1,468,973      3,317,682       245,302,650      3,436,322             --
Natural Resources.................................    2,677,085     10,013,348       145,070,277      2,753,160     11,221,212
Multi-Asset.......................................    1,630,246      3,289,929         2,952,335        993,240      2,251,020
Strategic Multi-Asset.............................      607,597        216,976         3,015,193        277,833             --

                                                           ---------------------

  The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2005.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       UTILIZED
--------------------------------------------------------------------------
Money Market................................................  $         --
Government and Quality Bond.................................     1,260,044
Asset Allocation............................................    19,439,552
Growth and Income...........................................            --
Growth......................................................            --
Capital Appreciation........................................   129,733,466
Natural Resources...........................................            --
Multi-Asset.................................................            --
Strategic Multi-Asset.......................................     3,888,085

  As of December 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                               CAPITAL LOSS CARRYFORWARD
                                                               --------------------------
PORTFOLIO                                                          2011          2012
-----------------------------------------------------------------------------------------
Money Market................................................   $        --    $       --
Government and Quality Bond.................................            --     3,416,042
Asset Allocation............................................     4,906,969            --
Growth and Income...........................................            --            --
Growth......................................................            --            --
Capital Appreciation........................................            --            --
Natural Resources...........................................            --            --
Multi-Asset.................................................            --            --
Strategic Multi-Asset.......................................            --            --

  Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2005, the funds elected to defer capital losses as follows:

                                                                               DEFERRED
                                                                DEFERRED     POST-OCTOBER
                                                              POST-OCTOBER     CURRENCY
PORTFOLIO                                                     CAPITAL LOSS       LOSS
-----------------------------------------------------------------------------------------
Government and Quality Bond.................................   $2,334,174      $     --
Asset Allocation............................................           --           207
Capital Appreciation........................................           --       367,132
Natural Resources...........................................           --         1,906
Strategic Multi-Asset.......................................           --        25,050

  At June 30, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               AGGREGATE      AGGREGATE
                                                               UNREALIZED     UNREALIZED    GAIN/(LOSS)       COST OF
PORTFOLIO                                                         GAIN           LOSS           NET         INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $         --   $         --   $   14,246,945
Government and Quality Bond.................................     4,873,120    (26,191,735)   (21,318,615)     898,475,314
Asset Allocation............................................    48,486,826    (12,802,060)    35,684,766      380,409,832
Growth and Income...........................................     1,618,440       (468,727)     1,149,713       15,724,431
Growth......................................................    71,778,845    (29,886,426)    41,892,419      749,628,831
Capital Appreciation........................................   173,407,389    (53,896,272)   119,511,117    1,349,508,247
Natural Resources...........................................   194,959,613       (995,046)   193,964,567      196,555,938
Multi-Asset.................................................     2,189,324     (1,244,822)       944,502       47,587,116
Strategic Multi-Asset.......................................     2,745,257       (952,284)     1,792,973       37,550,044

---------------------
    80

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                             MONEY MARKET PORTFOLIO
                             -------------------------------------------------------
                                                     CLASS 1
                             -------------------------------------------------------
                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                             JUNE 30, 2006 (UNAUDITED)        DECEMBER 31, 2005
                             --------------------------   --------------------------
                               SHARES         AMOUNT        SHARES         AMOUNT
                             --------------------------   --------------------------
Shares sold..............     4,319,493      4,319,493     6,446,478    $  6,446,478
Reinvested dividends.....       254,049        254,049       324,752         324,752
Shares redeemed..........    (3,870,892)    (3,870,892)   (9,317,610)     (9,317,610)
                             -----------   ------------   -----------   ------------
Net increase
  (decrease).............       702,650    $   702,650    (2,546,380)   $ (2,546,380)
                             ===========   ============   ===========   ============

                                        GOVERNMENT AND QUALITY BOND PORTFOLIO
                             -----------------------------------------------------------
                                                       CLASS 1
                             -----------------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)          DECEMBER 31, 2005
                             ---------------------------   -----------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   -----------------------------
Shares sold..............     2,645,169    $ 38,834,649      6,132,790    $  91,875,227
Reinvested dividends.....            --              --      1,357,239       20,016,661
Shares redeemed..........    (5,306,440)    (77,933,143)   (10,857,514)    (162,664,075)
                             -----------   -------------   ------------   --------------
Net increase
  (decrease).............    (2,661,271)   $(39,098,494)    (3,367,485)   $ (50,772,187)
                             ===========   =============   ============   ==============

                                     GOVERNMENT AND QUALITY BOND PORTFOLIO
                           ---------------------------------------------------------
                                                    CLASS 2
                           ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                            JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                           ---------------------------   ---------------------------
                             SHARES         AMOUNT         SHARES         AMOUNT
                           ---------------------------   ---------------------------
Shares sold..............     499,636    $  7,327,119     1,364,627    $  20,487,040
Reinvested dividends.....          --              --       367,206        5,414,908
Shares redeemed..........  (1,119,139)    (16,440,436)   (1,969,252)     (29,411,848)
                           -----------   -------------   -----------   -------------
Net increase
  (decrease).............    (619,503)   $ (9,113,317)     (237,419)   $  (3,509,900)
                           ===========   =============   ===========   =============

                              FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                             ---------------------------   ----------------------------
                                                      CLASS 3
                             ----------------------------------------------------------
                               SHARES         AMOUNT         SHARES          AMOUNT
                             ---------------------------   ----------------------------
Shares sold..............     4,853,661    $ 71,007,995     8,124,817    $  121,465,467
Reinvested dividends.....            --              --       687,224        10,122,521
Shares redeemed..........    (2,204,949)    (32,260,700)   (2,981,269)      (44,572,630)
                             -----------   -------------   -----------   --------------

Net increase
  (decrease).............     2,648,712    $ 38,747,295     5,830,772    $   87,015,358
                             ===========   =============   ===========   ==============

                                             ASSET ALLOCATION PORTFOLIO
                             ----------------------------------------------------------
                                                      CLASS 1
                             ----------------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                             ---------------------------   ----------------------------
                               SHARES         AMOUNT         SHARES          AMOUNT
                             ---------------------------   ----------------------------
Shares sold..............       828,294    $ 12,709,917     1,723,037    $  25,381,404
Reinvested dividends.....            --              --       848,892       12,529,599
Shares redeemed..........    (3,489,588)    (53,608,779)   (7,604,856)    (112,407,963)
                             -----------   -------------   -----------   --------------
Net increase
  (decrease).............    (2,661,295)   $(40,898,861)   (5,032,927)   $ (74,496,961)
                             ===========   =============   ===========   ==============

                                        ASSET ALLOCATION PORTFOLIO
                           -----------------------------------------------------
                                                  CLASS 2
                           -----------------------------------------------------
                            FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                           JUNE 30, 2006 (UNAUDITED)       DECEMBER 31, 2005
                           --------------------------   ------------------------
                             SHARES         AMOUNT       SHARES        AMOUNT
                           --------------------------   ------------------------
Shares sold..............     109,333    $ 1,683,015     195,993    $  2,891,940
Reinvested dividends.....          --             --      62,913         927,567
Shares redeemed..........    (217,567)    (3,336,126)   (356,593)     (5,260,091)
                           -----------   ------------   ---------   ------------
Net increase
  (decrease).............    (108,234)   $(1,653,111)    (97,687)   $ (1,440,584)
                           ===========   ============   =========   ============

                             FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2006            FOR THE YEAR ENDED
                                   (UNAUDITED)             DECEMBER 31, 2005
                             ------------------------   ------------------------
                                                   CLASS 3
                             ---------------------------------------------------
                              SHARES        AMOUNT       SHARES        AMOUNT
                             ------------------------   ------------------------
Shares sold..............     488,538    $ 7,466,091     501,216    $  7,362,260
Reinvested dividends.....          --             --      31,172         459,109
Shares redeemed..........    (177,284)    (2,710,512)   (179,152)     (2,636,454)
                             ---------   ------------   ---------   ------------
Net increase
  (decrease).............     311,255    $ 4,755,579     353,236    $  5,184,916
                             =========   ============   =========   ============

                                                           ---------------------

                                         GROWTH AND INCOME PORTFOLIO
                             ----------------------------------------------------
                                                   CLASS 1
                             ----------------------------------------------------
                             FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                             JUNE 30, 2006 (UNAUDITED)      DECEMBER 31, 2005
                             -------------------------   ------------------------
                               SHARES        AMOUNT       SHARES        AMOUNT
                             -------------------------   ------------------------
Shares sold..............       41,657    $   476,181     123,260    $  1,370,991
Reinvested dividends.....           --             --      81,866         903,604
Shares redeemed..........     (172,319)    (1,967,326)   (373,803)     (4,153,250)
                             ----------   ------------   ---------   ------------
Net increase
  (decrease).............     (130,662)   $(1,491,145)   (168,677)   $ (1,878,656)
                             ==========   ============   =========   ============

                                                  GROWTH PORTFOLIO
                             ----------------------------------------------------------
                                                      CLASS 1
                             ----------------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                             ---------------------------   ----------------------------
                               SHARES         AMOUNT         SHARES          AMOUNT
                             ---------------------------   ----------------------------
Shares sold..............       922,825    $ 26,824,161     2,439,828    $  67,306,349
Reinvested dividends.....            --              --       944,365       26,062,448
Shares redeemed..........    (2,396,298)    (69,694,122)   (5,836,026)    (160,407,132)
                             -----------   -------------   -----------   --------------
Net increase
  (decrease).............    (1,473,474)   $(42,869,961)   (2,451,833)   $ (67,038,335)
                             ===========   =============   ===========   ==============

                                              GROWTH PORTFOLIO
                           ------------------------------------------------------
                                                  CLASS 2
                           ------------------------------------------------------
                            FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                           JUNE 30, 2006 (UNAUDITED)        DECEMBER 31, 2005
                           --------------------------   -------------------------
                             SHARES         AMOUNT       SHARES        AMOUNT
                           --------------------------   -------------------------
Shares sold..............      89,050    $ 2,581,881     306,996    $   8,475,565
Reinvested dividends.....          --             --     128,868        3,554,905
Shares redeemed..........    (262,524)    (7,627,109)   (545,602)     (14,988,727)
                           -----------   ------------   ---------   -------------
Net increase
  (decrease).............    (173,475)   $(5,045,228)   (109,738)   $  (2,958,257)
                           ===========   ============   =========   =============

                               FOR THE SIX MONTHS
                               ENDED JUNE 30, 2006         FOR THE YEAR ENDED
                                   (UNAUDITED)             DECEMBER 31, 2005
                             -----------------------   --------------------------
                                                   CLASS 3
                             ----------------------------------------------------
                              SHARES       AMOUNT        SHARES        AMOUNT
                             -----------------------   --------------------------
Shares sold..............    1,207,737   $35,123,561   1,979,445    $  54,426,641
Reinvested dividends.....          --            --      212,885        5,866,379
Shares redeemed..........    (410,260)   (11,917,909)   (517,899)     (14,293,768)
                             ---------   -----------   ----------   -------------
Net increase
  (decrease).............     797,477    $23,205,652   1,674,431    $  45,999,252
                             =========   ===========   ==========   =============

                                           CAPITAL APPRECIATION PORTFOLIO
                             -----------------------------------------------------------
                                                       CLASS 1
                             -----------------------------------------------------------
                               FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)          DECEMBER 31, 2005
                             ----------------------------   ----------------------------
                               SHARES          AMOUNT         SHARES          AMOUNT
                             ----------------------------   ----------------------------
Shares sold..............     1,386,115    $  52,983,738     3,046,153    $ 101,034,817
Reinvested dividends.....            --               --        88,231        3,045,455
Shares redeemed..........    (3,580,252)    (136,696,711)   (9,031,964)    (299,356,555)
                             -----------   --------------   -----------   --------------
Net increase
  (decrease).............    (2,194,137)   $ (83,712,973)   (5,897,580)   $(195,276,283)
                             ===========   ==============   ===========   ==============

                                      CAPITAL APPRECIATION PORTFOLIO
                           -----------------------------------------------------
                                                  CLASS 2
                           -----------------------------------------------------
                           FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                           JUNE 30, 2006 (UNAUDITED)       DECEMBER 31, 2005
                           -------------------------   -------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                           -------------------------   -------------------------
Shares sold..............   175,587    $  6,661,082     432,700    $  14,305,565
Reinvested dividends.....        --              --       6,048          207,746
Shares redeemed..........  (393,983)    (14,940,268)   (801,139)     (26,559,006)
                           ---------   -------------   ---------   -------------
Net increase
  (decrease).............  (218,396)   $ (8,279,186)   (362,391)   $ (12,045,695)
                           =========   =============   =========   =============

                              FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                             ---------------------------   ----------------------------
                                                      CLASS 3
                             ----------------------------------------------------------
                               SHARES         AMOUNT         SHARES          AMOUNT
                             ---------------------------   ----------------------------
Shares sold..............     2,131,254    $ 80,637,055     3,057,753    $  100,877,355
Reinvested dividends.....            --              --         5,341           183,121
Shares redeemed..........      (550,727)    (20,840,051)     (900,323)      (29,997,196)
                             -----------   -------------   -----------   --------------
Net increase
  (decrease).............     1,580,527    $ 59,797,004     2,162,771    $   71,063,280
                             ===========   =============   ===========   ==============

---------------------
    82

                                            NATURAL RESOURCES PORTFOLIO
                             ---------------------------------------------------------
                                                      CLASS 1
                             ---------------------------------------------------------
                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                              JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                             ---------------------------   ---------------------------
                               SHARES         AMOUNT         SHARES         AMOUNT
                             ---------------------------   ---------------------------
Shares sold..............       706,833    $ 35,521,920     2,043,592    $ 76,344,710
Reinvested dividends.....            --              --       243,358      10,134,342
Shares redeemed..........    (1,081,073)    (53,190,416)   (1,702,592)    (64,536,561)
                             -----------   -------------   -----------   -------------
Net increase
  (decrease).............      (374,240)   $(17,668,496)      584,358    $ 21,942,491
                             ===========   =============   ===========   =============

                                        NATURAL RESOURCES PORTFOLIO
                           ------------------------------------------------------
                                                  CLASS 2
                           ------------------------------------------------------
                            FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                           JUNE 30, 2006 (UNAUDITED)        DECEMBER 31, 2005
                           --------------------------   -------------------------
                             SHARES         AMOUNT       SHARES        AMOUNT
                           --------------------------   -------------------------
Shares sold..............     179,524    $ 8,850,502     342,027    $  12,781,788
Reinvested dividends.....          --             --      41,170        1,711,534
Shares redeemed..........    (183,210)    (8,998,104)   (294,667)     (11,151,991)
                           -----------   ------------   ---------   -------------
Net increase
  (decrease).............      (3,686)   $  (147,602)     88,530    $   3,341,331
                           ===========   ============   =========   =============

                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                             JUNE 30, 2006 (UNAUDITED)        DECEMBER 31, 2005
                             -------------------------   ---------------------------
                                                     CLASS 3
                             -------------------------------------------------------
                              SHARES        AMOUNT         SHARES         AMOUNT
                             -------------------------   ---------------------------
Shares sold..............     778,536    $ 38,600,001     1,035,034    $  39,510,876
Reinvested dividends.....          --              --        51,276        2,128,496
Shares redeemed..........    (281,939)    (13,722,815)     (407,024)     (15,575,827)
                             ---------   -------------   -----------   -------------
Net increase
  (decrease).............     496,597    $ 24,877,186       679,286    $  26,063,545
                             =========   =============   ===========   =============

                                              MULTI-ASSET PORTFOLIO
                             --------------------------------------------------------
                                                     CLASS 1
                             --------------------------------------------------------
                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                             JUNE 30, 2006 (UNAUDITED)         DECEMBER 31, 2005
                             --------------------------   ---------------------------
                               SHARES         AMOUNT        SHARES         AMOUNT
                             --------------------------   ---------------------------
Shares sold..............        38,416    $   296,486       129,529    $     996,157
Reinvested dividends.....            --             --       428,977        3,244,260
Shares redeemed..........      (506,650)    (3,899,120)   (1,395,536)     (10,804,234)
                             -----------   ------------   -----------   -------------
Net increase
  (decrease).............      (468,234)   $(3,602,634)     (837,030)   $  (6,563,817)
                             ===========   ============   ===========   =============

                                       STRATEGIC MULTI-ASSET PORTFOLIO
                             ---------------------------------------------------
                                                   CLASS 1
                             ---------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2006            FOR THE YEAR ENDED
                                   (UNAUDITED)             DECEMBER 31, 2005
                             ------------------------   ------------------------
                              SHARES        AMOUNT       SHARES        AMOUNT
                             ---------   ------------   ---------   ------------
Shares sold..............      93,573    $   844,079     224,936    $  1,836,877
Reinvested dividends.....          --             --      32,773         277,833
Shares redeemed..........    (319,424)    (2,863,136)   (890,684)     (7,285,257)
                             ---------   ------------   ---------   ------------
Net increase
  (decrease).............    (225,851)   $(2,019,057)   (632,975)   $ (5,170,547)
                             =========   ============   =========   ============

                                                           ---------------------

NOTE 8. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any Portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. The following amounts for the Retirement Plan Liabilities are included in the Payables for Trustees' fees and expenses in the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses in the Statement of Operations.

                                                                      AS OF JUNE 30, 2006
                                                              ------------------------------------
                                                              RETIREMENT   RETIREMENT   RETIREMENT
                                                                 PLAN         PLAN         PLAN
PORTFOLIO                                                     LIABILITY     EXPENSE      PAYMENTS
--------------------------------------------------------------------------------------------------
Money Market................................................   $ 13,242      $   52       $  284
Government and Quality Bond.................................    107,489       3,486        2,001
Asset Allocation............................................     13,990       1,669          198
Growth and Income...........................................      6,918          68          157
Growth......................................................    110,960       2,998        2,156
Capital Appreciation........................................    194,525       5,542        3,672
Natural Resources...........................................     13,179       1,219          225
Multi-Asset.................................................     25,681         192          546
Strategic Multi-Asset.......................................     16,847         152          362

NOTE 9. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ended June 30, 2006, the following Portfolio had borrowings:

                                                                                       AVERAGE    WEIGHTED
                                                                 DAYS       INTEREST     DEBT     AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES    UTILIZED   INTEREST
----------------------------------------------------------------------------------------------------------
Multi-Asset.................................................       7          $155     $165,294    4.81%

At June 30, 2006, there were no borrowings outstanding.

NOTE 10. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2005, none of the Portfolios participated in the program.

NOTE 11. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended December 31, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                         MARKET VALUE                                              CHANGE IN
                                                        AT DECEMBER 31,    COST OF    PROCEEDS OF    REALIZED     UNREALIZED
PORTFOLIO                   SECURITY          INCOME         2005         PURCHASES      SALES      GAIN/(LOSS)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation...  Riviera Holdings Corp.
                     11.00% due 06/15/10      $82,500     $1,614,375        $  --     $       --    $       --    $   (28,125)
Growth and           AIG                          431        196,161           --         37,152        94,514       (253,523)
  Income...........
Growth.............  AIG                       15,758      7,167,698           --      7,029,421     6,501,034     (6,639,311)
Multi-Asset........  AIG                          715        338,966           --        332,921       278,397       (284,442)

                     MARKET VALUE
                     AT JUNE 30,
PORTFOLIO                2006
-------------------  ------------
Asset Allocation...
                      $1,586,250
Growth and                    --
  Income...........
Growth.............           --
Multi-Asset........           --

---------------------
    84

NOTE 12. INVESTMENT CONCENTRATION: All Portfolios may invest in foreign securities, and all portfolios, except for the Money Market Portfolio, may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

NOTE 13. OTHER INFORMATION: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser's ability to perform its respective investment advisory services relating to the Portfolios.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                      Money Market Portfolio -- Class 1
12/31/01         $ 1.00       $0.04        $   --        $ 0.04      $(0.04)       $   --          $(0.04)
12/31/02           1.00        0.01            --          0.01       (0.01)           --           (0.01)
12/31/03           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/05           1.00        0.02            --          0.02       (0.02)           --           (0.02)
06/30/06(6)        1.00        0.02            --          0.02       (0.02)           --           (0.02)
                              Government and Quality Bond Portfolio -- Class 1
12/31/01         $14.45       $0.76        $ 0.24        $ 1.00      $(0.68)       $   --          $(0.68)
12/31/02          14.77        0.65          0.72          1.37       (0.54)           --           (0.54)
12/31/03          15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)        (0.01)          (0.75)
12/31/05          14.98        0.55         (0.16)         0.39       (0.59)           --           (0.59)
06/30/06(6)       14.78        0.32         (0.50)        (0.18)         --            --              --
                              Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $   --          $(0.67)
12/31/02          14.77        0.62          0.71          1.33       (0.51)           --           (0.51)
12/31/03          15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)        (0.01)          (0.72)
12/31/05          14.97        0.53         (0.16)         0.37       (0.57)           --           (0.57)
06/30/06(6)       14.77        0.31         (0.50)        (0.19)         --            --              --
                              Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $15.44       $0.06        $ 0.09        $ 0.15      $   --        $   --          $   --
12/31/03          15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)
12/31/04          15.18        0.48            --          0.48       (0.70)        (0.01)          (0.71)
12/31/05          14.95        0.51         (0.16)         0.35       (0.55)           --           (0.55)
06/30/06(6)       14.75        0.30         (0.50)        (0.20)         --            --              --

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  -----------------------------------------------------------------------------
                                     Money Market Portfolio -- Class 1
12/31/01       $ 1.00      3.70%    $ 34,375      0.72%(5)          3.80%(5)           --%
12/31/02         1.00      1.08       24,634      0.74              1.08               --
12/31/03         1.00      0.31       18,629      0.94              0.33               --
12/31/04         1.00      0.35       16,095      1.06              0.33               --
12/31/05         1.00      2.25       13,549      1.04              2.21               --
06/30/06(6)      1.00      1.86       14,251      1.01(4)           3.77(4)            --
                             Government and Quality Bond Portfolio -- Class 1
12/31/01       $14.77      6.93%    $684,464      0.64%(5)          5.16%(5)           71%(7)
12/31/02        15.60      9.33      885,969      0.61              4.27              108(7)
12/31/03        15.21      2.50      685,905      0.60              3.56               50(7)
12/31/04        14.98      3.41      557,465      0.60              3.56               37(7)
12/31/05        14.78      2.62      500,354      0.61              3.68               56(7)
06/30/06(6)     14.60     (1.22)     455,278      0.60(4)           4.38(4)            34
                             Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $14.77      3.67%    $ 19,713      0.79%(4)(5)       4.54%(4)(5)        71%(7)
12/31/02        15.59      9.11      121,074      0.76              4.02              108(7)
12/31/03        15.20      2.35      148,981      0.75              3.40               50(7)
12/31/04        14.97      3.26      145,923      0.75              3.40               37(7)
12/31/05        14.77      2.46      140,494      0.76              3.53               56(7)
06/30/06(6)     14.58     (1.29)     129,610   0.75(4)              4.23(4)            34
                             Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $15.59      1.23%    $  7,732      0.86%(4)          3.25%(4)          108%(7)
12/31/03        15.18      2.19      113,856      0.84              3.28               50(7)
12/31/04        14.95      3.16      221,572      0.85              3.28               37(7)
12/31/05        14.75      2.37      304,653      0.86              3.43               56(7)
06/30/06(6)     14.55     (1.36)     339,053      0.85(4)           4.13(4)            34

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Unaudited
(7) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2001  2002  2003  2004  2005
                                                              ----  ----  ----  ----  ----
Government and Quality Bond Portfolio.......................   71%  108%   50%   37%   65%

See Notes to Financial Statements
---------------------
    86

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Asset Allocation Portfolio -- Class 1
01/31/01         $14.52       $ 0.41       $ 0.36        $ 0.77      $(0.43)       $(0.31)         $(0.74)      $14.55
01/31/02          14.55         0.41        (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03          12.84         0.42        (1.31)        (0.89)      (0.46)           --           (0.46)       11.49
02/01/03-
  12/31/03*+      11.49         0.35         2.35          2.70       (0.47)           --           (0.47)       13.72
12/31/04          13.72         0.38         1.01          1.39       (0.39)           --           (0.39)       14.72
12/31/05          14.72         0.41         0.32          0.73       (0.46)           --           (0.46)       14.99
06/30/06(8)       14.99         0.20         0.09          0.29          --            --              --        15.28
                                        Asset Allocation Portfolio -- Class 2
07/09/01-
  01/31/02(3)    $13.70       $ 0.23       $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03          12.83         0.36        (1.26)        (0.90)      (0.45)           --           (0.45)       11.48
02/01/03-
  12/31/03*+      11.48         0.32         2.36          2.68       (0.45)           --           (0.45)       13.71
12/31/04          13.71         0.35         1.01          1.36       (0.37)           --           (0.37)       14.70
12/31/05          14.70         0.39         0.32          0.71       (0.44)           --           (0.44)       14.97
06/30/06(8)       14.97         0.19         0.08          0.27          --            --              --        15.24
                                        Asset Allocation Portfolio -- Class 3
09/30/02-
  01/31/03(3)    $11.26       $ 0.11       $ 0.36        $ 0.47      $(0.25)       $   --          $(0.25)      $11.48
02/01/03-
  12/31/03*+      11.48         0.29         2.37          2.66       (0.44)           --           (0.44)       13.70
12/31/04          13.70         0.34         1.01          1.35       (0.36)           --           (0.36)       14.69
12/31/05          14.69         0.37         0.31          0.68       (0.42)           --           (0.42)       14.95
06/30/06(8)       14.95         0.17         0.09          0.26          --            --              --        15.21
                                        Growth and Income Portfolio -- Class 1
12/31/01         $16.55       $ 0.04       $(2.14)       $(2.10)     $(0.04)       $(1.86)         $(1.90)      $12.55
12/31/02          12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)           --           (0.05)       10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)           --           (0.05)       11.19
12/31/05          11.19         0.05         0.48          0.53       (0.11)        (0.45)          (0.56)       11.16
06/30/06(8)       11.16         0.04         0.08          0.12          --            --              --        11.28

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  --------------------------------------------------------------------
                              Asset Allocation Portfolio -- Class 1
01/31/01          5.38%    $653,310      0.64%             2.75%             172%(9)
01/31/02         (6.36)     556,081      0.66              3.05              140(9)
01/31/03         (6.78)     437,736      0.66              3.42               28(9)
02/01/03-
  12/31/03*+     23.68      482,439      0.66(4)           3.03(4)            19(9)
12/31/04         10.32      463,446      0.67              2.68               35(9)
12/31/05          5.00      396,376      0.67(7)           2.76(7)            25(9)
06/30/06(8)       1.93      363,338      0.67(4)(7)        2.55(4)(7)         13
                              Asset Allocation Portfolio -- Class 2
07/09/01-
  01/31/02(3)    (0.67)%   $  2,233      0.83%(4)          3.07%(4)          140%(9)
01/31/03         (6.87)      12,931      0.79              3.23               28(9)
02/01/03-
  12/31/03*+     23.54       23,155      0.81(4)           2.84(4)            19(9)
12/31/04         10.12       33,017      0.82              2.55               35(9)
12/31/05          4.86       32,146      0.82(7)           2.61(7)            25(9)
06/30/06(8)       1.80       31,090      0.82(4)(7)        2.40(4)(7)         13
                              Asset Allocation Portfolio -- Class 3
09/30/02-
  01/31/03(3)     4.29%    $    526      0.87%(4)          2.93%(4)           28%(9)
02/01/03-
  12/31/03*+     23.41        3,196      0.92(4)           2.67(4)            19(9)
12/31/04         10.04       12,638      0.92              2.52               35(9)
12/31/05          4.71       18,141      0.92(7)           2.51(7)            25(9)
06/30/06(8)       1.74       23,202      0.92(4)(7)        2.30(4)(7)         13
                              Growth and Income Portfolio -- Class 1
12/31/01        (11.41)%   $ 28,993      1.00%(5)          0.29%(5)           24%
12/31/02        (24.31)      18,610      1.01(6)           0.55(6)            42
12/31/03         26.18       22,404      1.16              0.52               44
12/31/04          6.21       20,010      1.15              0.82               43
12/31/05          4.75       18,090      1.11(7)           0.47(7)            57
06/30/06(8)       1.08       16,807      1.05(4)(7)        0.61(4)(7)         28

---------------
 *  The Portfolio changed its fiscal year end from January 31 to December 31.
 + The financial information for the periods prior to November 24, 2003 reflects the financial information for the SunAmerica Series Trust Asset Allocation Portfolio.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                              12/31/05   06/30/06(4)
                                                              --------   -----------
Asset Allocation Portfolio Class 1..........................    0.02%        0.02%
Asset Allocation Portfolio Class 2..........................    0.02         0.02
Asset Allocation Portfolio Class 3..........................    0.02         0.02
Growth and Income Portfolio Class 1.........................    0.01         0.01

(8) Unaudited
(9) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2001  2002  2003  2004  2005
                                                              ----  ----  ----  ----  ----
Asset Allocation Portfolio..................................  172%  140%   19%   35%   25%

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                             Growth Portfolio -- Class 1
12/31/01         $34.42       $ 0.09       $(5.15)       $(5.06)     $(0.04)       $(4.36)         $(4.40)      $24.96
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)           --           (0.08)       19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)           --           (0.12)       25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)           --           (0.14)       27.56
12/31/05          27.56         0.17         1.76          1.93       (0.25)        (1.05)          (1.30)       28.19
06/30/06(8)       28.19         0.11         0.57          0.68          --            --              --        28.87
                                             Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)           --           (0.05)       19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)           --           (0.09)       24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)           --           (0.11)       27.54
12/31/05          27.54         0.13         1.76          1.89       (0.21)        (1.05)          (1.26)       28.17
06/30/06(8)       28.17         0.09         0.56          0.65          --            --              --        28.82
                                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $   --        $   --          $   --       $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)           --           (0.08)       24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)           --           (0.09)       27.51
12/31/05          27.51         0.10         1.76          1.86       (0.19)        (1.05)          (1.24)       28.13
06/30/06(8)       28.13         0.07         0.57          0.64          --            --              --        28.77
                                      Capital Appreciation Portfolio -- Class 1
12/31/01         $47.44       $(0.06)      $(7.82)       $(7.88)     $(0.10)       $(9.85)         $(9.95)      $29.61
12/31/02          29.61        (0.04)       (6.67)        (6.71)         --            --              --        22.90
12/31/03          22.90        (0.01)        7.40          7.39          --            --              --        30.29
12/31/04          30.29         0.08         2.68          2.76          --            --              --        33.05
12/31/05          33.05         0.05         3.80          3.85       (0.10)           --           (0.10)       36.80
06/30/06(8)       36.80         0.11         0.76          0.87          --            --              --        37.67
                                      Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $   --       $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60
12/31/02          29.60        (0.07)       (6.68)        (6.75)         --            --              --        22.85
12/31/03          22.85        (0.05)        7.38          7.33          --            --              --        30.18
12/31/04          30.18         0.05         2.65          2.70          --            --              --        32.88
12/31/05          32.88           --         3.77          3.77       (0.05)           --           (0.05)       36.60
06/30/06(8)       36.60         0.08         0.76          0.84          --            --              --        37.44
                                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.10)        7.40          7.30          --            --              --        30.15
12/31/04          30.15         0.05         2.62          2.67          --            --              --        32.82
12/31/05          32.82        (0.04)        3.78          3.74       (0.03)           --           (0.03)       36.53
06/30/06(8)       36.53         0.06         0.75          0.81          --            --              --        37.34

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  ----------------------------------------------------------------------
                                    Growth Portfolio -- Class 1
12/31/01        (13.09)%   $  791,845      0.72%(5)          0.30%(5)           70%
12/31/02        (22.15)       520,917      0.74(6)           0.50(6)            70
12/31/03         29.94        616,441      0.75              0.67               72
12/31/04         10.82        622,822      0.72              0.91               80
12/31/05          7.11        568,040      0.73(7)           0.61(7)            87
06/30/06(8)       2.41        539,085      0.70(4)(7)        0.74(4)(7)         49
                                    Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (1.50)%   $    8,965      0.89%(4)(5)       0.33%(4)(5)        70%
12/31/02        (22.28)        32,458      0.89(6)           0.41(6)            70
12/31/03         29.72         63,636      0.90              0.51               72
12/31/04         10.69         82,012      0.87              0.80               80
12/31/05          6.97         80,793      0.88(7)           0.46(7)            87
06/30/06(8)       2.31         77,663      0.85(4)(7)        0.59(4)(7)         49
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(6)       0.53%(4)(6)        70%
12/31/03         29.59         36,643      0.99              0.39               72
12/31/04         10.56        103,371      0.97              0.82               80
12/31/05          6.85        152,807      0.98(7)           0.37(7)            87
06/30/06(8)       2.28        179,207      0.95(4)(7)        0.50(4)(7)         49
                             Capital Appreciation Portfolio -- Class 1
12/31/01        (12.61)%   $1,628,155      0.75%(5)          0.15%(5)           68%
12/31/02        (22.66)     1,021,172      0.76(6)           0.16(6)            80
12/31/03         32.27      1,204,319      0.77             (0.04)             104
12/31/04          9.11      1,151,163      0.76              0.27              100
12/31/05         11.67      1,064,718      0.77(7)           0.12(7)            86
06/30/06(8)       2.36      1,007,244      0.75(4)(7)        0.55(4)(7)         60
                             Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (3.25)%   $   16,565      0.92%(4)(5)      (0.21)%(4)(5)       68%
12/31/02        (22.80)        63,049      0.92(6)          (0.29)(6)           80
12/31/03         32.08        110,717      0.92             (0.20)             104
12/31/04          8.95        133,501      0.91              0.15              100
12/31/05         11.49        135,351      0.92(7)          (0.03)(7)           86
06/30/06(8)       2.30        130,270      0.90(4)(7)        0.40(4)(7)         60
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(6)      (0.30)%(4)(6)       80%
12/31/03         31.95         59,254      1.01             (0.38)             104
12/31/04          8.86        172,636      1.01              0.16              100
12/31/05         11.39        271,144      1.02(7)          (0.13)(7)           86
06/30/06(8)       2.22        336,233      1.00(4)(7)        0.30(4)(7)         60

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                              12/31/05   06/30/06(4)
                                                              --------   -----------
Growth Portfolio Class 1....................................    0.02%        0.02%
Growth Portfolio Class 2....................................    0.02         0.02
Growth Portfolio Class 3....................................    0.02         0.02
Capital Appreciation Class 1................................    0.02         0.02
Capital Appreciation Class 2................................    0.02         0.02
Capital Appreciation Class 3................................    0.02         0.02

(8) Unaudited
See Notes to Financial Statements
---------------------
    88

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Natural Resources Portfolio -- Class 1
12/31/01         $19.23       $0.21        $(0.49)       $(0.28)     $(0.07)       $(1.22)         $(1.29)      $17.66
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)        (0.96)          (1.17)       31.37
12/31/05          31.37        0.36         14.01         14.37       (0.19)        (1.82)          (2.01)       43.73
06/30/06(8)       43.73        0.41          7.48          7.89          --            --              --        51.62
                                        Natural Resources Portfolio -- Class 2
07/09/01-
  12/31/01(3)    $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)        (0.96)          (1.14)       31.33
12/31/05          31.33        0.30         13.98         14.28       (0.15)        (1.82)          (1.97)       43.64
06/30/06(8)       43.64        0.37          7.46          7.83          --            --              --        51.47
                                        Natural Resources Portfolio -- Class 3
09/30/02-
  12/31/02(3)    $16.09       $0.01        $ 1.86        $ 1.87      $   --        $   --          $   --       $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)        (0.96)          (1.12)       31.29
12/31/05          31.29        0.25         13.96         14.21       (0.13)        (1.82)          (1.95)       43.56
06/30/06(8)       43.56        0.34          7.45          7.79          --            --              --        51.35
                                           Multi-Asset Portfolio -- Class 1
12/31/01         $ 9.90       $0.20        $(0.74)       $(0.54)     $(0.28)       $(1.18)         $(1.46)      $ 7.90
12/31/02           7.90        0.13         (1.16)        (1.03)      (0.21)           --           (0.21)        6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)           --           (0.16)        7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)           --           (0.13)        7.82
12/31/05           7.82        0.11          0.19          0.30       (0.15)        (0.34)          (0.49)        7.63
06/30/06(8)        7.63        0.07         (0.06)         0.01          --            --              --         7.64
                                      Strategic Multi-Asset Portfolio -- Class 1
12/31/01         $ 9.35       $0.22        $(1.08)       $(0.86)     $(0.44)       $(1.43)         $(1.87)      $ 6.62
12/31/02           6.62        0.13         (0.95)        (0.82)      (0.05)           --           (0.05)        5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)           --           (0.07)        7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)           --           (0.16)        8.00
12/31/05           8.00        0.06          0.70          0.76       (0.06)           --           (0.06)        8.70
06/30/06(8)        8.70        0.06          0.16          0.22          --            --              --         8.92

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
                              Natural Resources Portfolio -- Class 1
12/31/01         (1.01)%   $ 71,144      0.90%(5)          1.13%(5)           48%
12/31/02          8.33       87,637      0.89              0.79               58
12/31/03         47.77      114,435      0.87              1.15               46
12/31/04         25.01      144,981      0.87              0.85               21
12/31/05         46.13      227,634      0.84(7)           0.95(7)            11
06/30/06(8)      18.04      249,363      0.80(4)(7)        1.66(4)(7)          4
                              Natural Resources Portfolio -- Class 2
07/09/01-
  12/31/01(3)    (2.31)%   $    991      1.09%(4)(5)       0.46%(4)(5)        48%
12/31/02          8.24        7,143      1.05              0.64               58
12/31/03         47.49       14,046      1.02              0.97               46
12/31/04         24.87       24,440      1.02              0.70               21
12/31/05         45.89       37,906      0.99(7)           0.80(7)            11
06/30/06(8)      17.94       44,518      0.95(4)(7)        1.52(4)(7)          4
                              Natural Resources Portfolio -- Class 3
09/30/02-
  12/31/02(3)    11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
12/31/04         24.76       21,562      1.12              0.61               21
12/31/05         45.73       59,608      1.09(7)           0.68(7)            11
06/30/06(8)      17.88       95,769      1.05(4)(7)        1.42(4)(7)          4
                                 Multi-Asset Portfolio -- Class 1
12/31/01         (4.31)%   $ 87,071      1.10%(5)          2.18%(5)           30%(9)
12/31/02        (12.96)      64,262      1.11(6)           1.82(6)            62(9)
12/31/03         16.87       65,561      1.16              1.50               61(9)
12/31/04          4.60       58,828      1.17              1.49               46(9)
12/31/05          3.91       50,988      1.19(7)           1.42(7)            69(9)
06/30/06(8)       0.13       47,494      1.17(4)(7)        1.69(4)(7)         41
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/01         (7.36)%   $ 49,059      1.21%(5)          2.67%(5)          179%(9)
12/31/02        (12.41)      36,914      1.25(6)           2.04(6)           161(9)
12/31/03         29.26       43,407      1.27              2.04              156(9)
12/31/04         11.09       42,353      1.29              1.43              190(9)
12/31/05          9.49       40,566      1.38(7)           0.68(7)           210(9)
06/30/06(8)       2.53       39,543      1.36(4)(7)    1.44(4)(7)             65

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                              12/31/05   06/30/06(4)
                                                              --------   -----------
Natural Resources Portfolio Class 1.........................    0.00%        0.00%
Natural Resources Portfolio Class 2.........................    0.00         0.00
Natural Resources Portfolio Class 3.........................    0.00         0.00
Multi-Asset Portfolio Class 1...............................    0.01         0.01
Strategic Multi-Asset Portfolio Class 1.....................    0.02         0.01

(8) Unaudited
(9) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2001  2002  2003  2004  2005
                                                              ----  ----  ----  ----  ----
Multi-Asset Portfolio.......................................   30%   62%   61%   46%   69%
Strategic Multi-Asset Portfolio.............................   179   161   156   190   210

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (unaudited)
  The following table contains basic information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                              NUMBER OF
                                            TERM OF                                          PORTFOLIOS
                         POSITION HELD     OFFICE AND                                          IN FUND
         NAME,                WITH         LENGTH OF                                           COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME             PRINCIPAL OCCUPATIONS         OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)            DURING PAST 5 YEARS          TRUSTEE(2)
    --------------       --------------   ------------   ---------------------------------  -------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner             52
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   Senior Associate, Corcoran Group        52
DOB: May 10, 1943                                        (Real Estate) ( 2003 to present);
                                                         President and Member of Managing
                                                         Directors, Beau Brummel -- SoHo
                                                         LLC (licensing of menswear
                                                         specialty retailing and other
                                                         activities) (June 1988 to
                                                         present.)
William J. Shea           Trustee         2004-Present   President and CEO, Conseco, Inc.        52
DOB: February 9, 1948                                    (Financial Services) (2001 to
                                                         2004); Chairman of the Board of
                                                         Centennial Technologies, Inc.
                                                         (1998 to 2001); Vice Chairman,
                                                         Bank Boston Corp. (1993 to 1998)
INTERESTED TRUSTEES
Peter A. Harbeck(4)       Trustee         1994-Present   President, CEO and Director, AIG        99
DOB: January 23, 1954                                    SunAmerica Asset Management Corp
                                                         ("SAAMCo.") (August 1995 to
                                                         present); President and CEO, AIG
                                                         Advisor Group, Inc. (June 2004 to
                                                         Present).
OFFICERS
Vincent M. Marra          President       2004-Present   Senior Vice President, SAAMCo          N/A
DOB: May 28, 1950                                        (February 2003 to Present); Chief
                                                         Administrative Officer, Chief
                                                         Operating Officer and Chief
                                                         Financial Officer, Carret & Co.,
                                                         LLC (June 2002 to February 2003);
                                                         President and Chief Operating
                                                         Officer, Bowne Digital Solutions
                                                         (1999 to May 2002).
Donna M. Handel           Treasurer       2002-Present   Assistant Treasurer (1993 to           N/A
DOB: June 25, 1966                                       2002); Senior Vice President,
                                                         SAAMCo (December 2004 to
                                                         Present); Vice President, SAAMCo
                                                         (1997 to December 2004).
Gregory N. Bressler       Secretary and   September      Senior Vice President and General      N/A
DOB: November 17, 1966    Chief Legal     2005 to        Counsel, SAAMCo (June 2005 to
                          Officer         Present        Present); Vice President and
                                                         Director of U.S. Asset Management
                                                         Compliance, Goldman Sachs Asset
                                                         Management, L.P. (June 2004 to
                                                         June 2005); Deputy General
                                                         Counsel, Credit Suisse Asset
                                                         Management, LLC. (June 2002-June
                                                         2004; Vice President and Counsel,
                                                         Credit Suisse Asset Management,
                                                         LLC (January 2000-June 2002).


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*               BY TRUSTEE(3)
    --------------       ------------------------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat      Director of North European Oil
DOB: March 7, 1940       Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
William J. Shea          Chairman of the Board, Royal
DOB: February 9, 1948    and SunAlliance U.S.A., Inc.
                         (March 2005 to Present);
                         Director, Boston Private
                         Financial Holdings (October
                         2004 to Present).
INTERESTED TRUSTEES
Peter A. Harbeck(4)      None
DOB: January 23, 1954
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966
Gregory N. Bressler      N/A
DOB: November 17, 1966

---------------

* The business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 8 of the financial statements.
(2) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), AIG Series Trust (6 portfolios), AIG SunAmerica Focused Alpha Growth Fund (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund (1 fund).
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(4) Interested Trustee, as defined within the Investment Company Act of 1940 because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.
---------------------
    90

---------------------

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

  The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

                                                           ---------------------

(AIG SUNAMERICA LOGO)

      1 SunAmerica Center
      Los Angeles, California 90067-6022

      ADDRESS SERVICE REQUESTED

                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              G1112SAR.3 (R 8/06)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(e) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)    (1) Not applicable.

       (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 7, 2006

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: September 7, 2006